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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-7736

                                   Janus Aspen Series
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Kelley Abbott Howes, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 12/31


Date of reporting period: 9/30/05


Item 1. Schedule of Investments.
---------------------------------
Janus Aspen Balanced Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 52.8%
Aerospace and Defense - 1.1%
           444,536    Lockheed Martin Corp.                                                                        $     27,134,477
Automotive - Cars and Light Trucks - 0.5%
           275,320    BMW A.G.**                                                                                         12,901,541
Beverages - Non-Alcoholic - 0.8%
           372,471    PepsiCo, Inc.                                                                                      21,122,830
Building - Residential and Commercial - 0.3%
           192,110    Pulte Homes, Inc.#                                                                                  8,245,361
Casino Hotels - 1.0%
           383,612    Harrah's Entertainment, Inc.                                                                       25,007,666
Chemicals - Specialty - 1.2%
           166,791    Syngenta A.G.*                                                                                     17,457,943
           583,359    Syngenta A.G. (ADR)*,#                                                                             12,250,539
                                                                                                                         29,708,482
Computers - Memory Devices - 0.6%
         1,149,083    EMC Corp.*                                                                                         14,869,134
Cosmetics and Toiletries - 1.5%
           644,320    Procter & Gamble Co.                                                                               38,311,267
Diversified Operations - 5.0%
           109,537    3M Co.                                                                                              8,035,634
         1,851,160    General Electric Co.                                                                               62,328,557
           838,203    Honeywell International, Inc.                                                                      31,432,613
         2,944,000    Melco International Development, Ltd.                                                               3,491,502
           853,197    Tyco International, Ltd. (U.S. Shares)                                                             23,761,536
                                                                                                                        129,049,842
E-Commerce/Services - 1.6%
           904,380    Expedia, Inc.*                                                                                     17,915,768
           904,380    IAC/InterActiveCorp*,#                                                                             22,926,033
                                                                                                                         40,841,801
Electronic Components - Semiconductors - 3.3%
           625,854    Intel Corp.#                                                                                       15,427,301
            48,848    Samsung Electronics Company, Ltd.**                                                                27,525,275
         1,198,319    Texas Instruments, Inc.                                                                            40,623,014
                                                                                                                         83,575,590
Enterprise Software/Services - 0.6%
         1,149,690    Oracle Corp.*                                                                                      14,244,659
Finance - Credit Card - 0.6%
           255,163    American Express Co.                                                                               14,656,563
Finance - Investment Bankers/Brokers - 4.2%
            64,285    Citigroup, Inc.                                                                                     2,926,253
         1,239,594    JP Morgan Chase & Co.                                                                              42,059,424
         1,000,850    Merrill Lynch & Company, Inc.                                                                      61,402,148
                                                                                                                        106,387,825
Finance - Mortgage Loan Banker - 1.0%
           233,961    Countrywide Financial Corp.                                                                         7,716,034
           387,025    Fannie Mae                                                                                         17,346,460
                                                                                                                         25,062,494
Food - Meat Products - 0.2%
           228,896    Tyson Foods, Inc. - Class A#                                                                        4,131,573

Hotels and Motels - 2.5%
           768,619    Marriott International, Inc. - Class A#                                                            48,422,997
           275,652    Starwood Hotels & Resorts Worldwide, Inc.#                                                         15,759,025
                                                                                                                         64,182,022
Medical - Biomedical and Genetic - 1.0%
           469,155    Celgene Corp.*                                                                                     25,484,500
Medical - Drugs - 3.5%
           174,739    Eli Lilly and Co.                                                                                   9,352,031
           168,957    Forest Laboratories, Inc.*,#                                                                        6,584,254
           379,488    Roche Holding A.G.                                                                                 52,707,075
           245,298    Sanofi-Aventis**,#                                                                                 20,268,298
                                                                                                                         88,911,658
Medical - HMO - 2.8%
           730,203    Aetna, Inc.                                                                                        62,899,686
           162,724    UnitedHealth Group, Inc.                                                                            9,145,089
                                                                                                                         72,044,775
Multimedia - 0.9%
         1,314,899    Time Warner, Inc.*                                                                                 23,812,821
Networking Products - 0.4%
           529,779    Cisco Systems, Inc.*                                                                                9,498,937
Oil Companies - Integrated - 5.5%
           417,124    BP PLC (ADR)**,#                                                                                   29,553,235
         1,088,003    Exxon Mobil Corp.                                                                                  69,131,712
           363,905    Suncor Energy, Inc.                                                                                22,044,034
            82,586    Total S.A. - Class B**,#                                                                           22,541,050
                                                                                                                        143,270,031
Pharmacy Services - 0.7%
           365,607    Caremark Rx, Inc.*,#                                                                               18,254,758
Reinsurance - 0.4%
             3,420    Berkshire Hathaway, Inc. - Class B*,#                                                               9,340,020
Retail - Building Products - 0.6%
           423,920    Home Depot, Inc.                                                                                   16,168,309
Retail - Consumer Electronics - 0.6%
           368,814    Best Buy Company, Inc.#                                                                            16,054,473
Retail - Regional Department Stores - 1.2%
           451,937    Federated Department Stores, Inc.#                                                                 30,221,027
Retail - Restaurants - 0.6%
           292,751    Yum! Brands, Inc.#                                                                                 14,172,076
Semiconductor Components/Integrated Circuits - 0.4%
           112,645    Linear Technology Corp.#                                                                            4,234,326
           110,523    Maxim Integrated Products, Inc.#                                                                    4,713,806
                                                                                                                          8,948,132
Soap and Cleaning Preparations - 0.8%
           676,735    Reckitt Benckiser PLC**                                                                            20,613,824
Super-Regional Banks - 0.3%
           169,120    Bank of America Corp.                                                                               7,119,952
Telecommunication Equipment - Fiber Optics - 0.6%
           829,471    Corning, Inc.*                                                                                     16,033,674
Therapeutics - 0.6%
           301,006    Gilead Sciences, Inc.*,#                                                                           14,677,053
Transportation - Railroad - 2.0%
           488,138    Canadian National Railway Co. (U.S. Shares)                                                        34,652,917
           237,602    Union Pacific Corp.#                                                                               17,036,063
                                                                                                                         51,688,980
Transportation - Services - 0.3%
            93,869    FedEx Corp.                                                                                         8,178,806
Web Portals/Internet Service Providers - 1.7%
            34,205    Google, Inc. - Class A*                                                                            10,824,514
           958,850    Yahoo!, Inc.*                                                                                      32,447,484
                                                                                                                         43,271,998
Wireless Equipment - 1.9%
         2,137,580    Motorola, Inc.#                                                                                    47,219,142
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,082,575,806)                                                                              1,344,418,073
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 12.3%
Aerospace and Defense - 0.1%
   $     2,695,000    Lockheed Martin Corp., 7.65%, company guaranteed notes, due 5/1/16                                  3,263,618
Agricultural Operations - 0.2%
         2,315,000    Monsanto Co., 5.50%, bonds, due 7/30/35                                                             2,223,055
         1,930,000    Monsanto Finance Canada Co., 5.50%, notes, due 7/30/35                                              1,845,777
                                                                                                                          4,068,832
Audio and Video Products - 0%
             5,000    Harman International Industries, Inc., 7.125%, senior notes, due 2/15/07                                5,124
Automotive - Cars and Light Trucks - 0.1%
           965,000    Ford Motor Co., 7.45% notes, due 7/16/31                                                              752,700
         2,290,000    General Motors Nova Financial Corp., 6.85%, company guaranteed notes, due 10/15/08                  2,145,096
                                                                                                                          2,897,796
Automotive - Truck Parts and Equipment - Original - 0.2%
         5,670,000    Tenneco Automotive, Inc., 8.625%, company guaranteed notes, due 11/15/14                            5,712,525
Beverages - Non-Alcoholic - 0.3%
         2,045,000    Coca-Cola Enterprises, Inc., 5.375%, notes, due 8/15/06                                             2,061,908
         2,760,000    Coca-Cola Enterprises, Inc., 4.375%, notes, due 9/15/09                                             2,737,683
         2,865,000    Coca-Cola Enterprises, Inc., 6.125%, notes, due 8/15/11                                             3,074,136
                                                                                                                          7,873,727
Brewery - 1.0%
         4,355,000    Anheuser-Busch Companies, Inc., 5.65%, notes, due 9/15/08                                           4,487,327
         6,335,000    Anheuser-Busch Companies, Inc., 5.75%, notes, due 4/1/10                                            6,614,367
         4,279,000    Anheuser-Busch Companies, Inc., 6.00%, senior notes, due 4/15/11                                    4,553,057
         6,885,000    Miller Brewing Co., 4.25%, notes, due 8/15/08 (144A)                                                6,787,240
         4,145,000    Miller Brewing Co., 5.50%, notes, due 8/15/13 (144A)                                                4,244,604
                                                                                                                         26,686,595
Casino Hotels - 0.5%
         7,230,000    Mandalay Resort Group, 6.50%, senior notes, due 7/31/09                                             7,266,150
         5,035,000    MGM Mirage, Inc., 6.625%, senior notes, due 7/15/15 (144A)                                          4,978,356
                                                                                                                         12,244,506
Cellular Telecommunications - 0.2%
         5,665,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                     6,013,131
Chemicals - Specialty - 0.4%
         7,005,000    International Flavors & Fragrances, Inc., 6.45%, notes, due 5/15/06                                 7,076,549
         2,020,000    Nalco Co., 7.75%, senior notes, due 11/15/11                                                        2,065,450
                                                                                                                          9,141,999
Commercial Banks - 0.4%
         5,120,000    Fifth Third Bank, 4.20%, notes, due 2/23/10                                                         5,026,186
         4,725,000    US Bank, 5.70%, subordinated notes, due 12/15/08                                                    4,863,854
                                                                                                                          9,890,040
Consumer Products - Miscellaneous - 0.1%
         1,495,000    Fortune Brands, Inc., 4.875%, notes, due 12/1/13                                                    1,466,827
Containers - Metal and Glass - 0.7%
         9,055,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                 9,507,750
           945,000    Owens-Brockway Glass Container, Inc., 6.75%, company guaranteed notes, due 12/1/14                    911,925
         6,585,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                              6,667,313
                                                                                                                         17,086,988
Diversified Financial Services - 0.3%
         4,985,000    General Electric Capital Corp., 5.35%, notes, due 3/30/06                                           5,010,653
         3,140,000    General Electric Capital Corp., 6.75%, notes, due 3/15/32                                           3,693,356
                                                                                                                          8,704,009
Diversified Operations - 0.7%
         5,020,000    Honeywell International, Inc., 5.125%, notes, due 11/1/06                                           5,050,310
         3,228,000    Honeywell International, Inc., 6.125%, bonds, due 11/1/11                                           3,444,996
         4,630,000    Tyco International Group S.A., 6.375%, company guaranteed notes, due 2/15/06**                      4,660,915
         2,025,000    Tyco International Group S.A., 6.375%, company guaranteed notes, due 10/15/11**                     2,158,411
         2,060,000    Tyco International Group S.A., 6.00%, company guaranteed notes, due 11/15/13**                      2,176,170
                                                                                                                         17,490,802
Electric - Integrated - 0.8%
         4,310,000    CMS Energy Corp., 9.875%, senior notes, due 10/15/07                                                4,687,125
         7,370,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                   7,118,123
           775,000    Northern States Power Co., 5.25%, first mortgage notes, due 7/15/35                                   752,338
           550,000    Pacific Gas and Electric Co., 3.60%, unsecured notes, due 3/1/09                                      531,247
         1,925,000    Pacific Gas and Electric Co., 4.20%, unsecured notes, due 3/1/11                                    1,857,710
         4,540,000    TXU Corp., 5.55%, senior notes, due 11/15/14                                                        4,309,945
                                                                                                                         19,256,488
Electronic Components - Semiconductors - 1.0%
         4,885,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                      5,007,125
         4,430,000    Freescale Semiconductor, Inc., 6.34875%, senior notes, due 7/15/09 ***                              4,551,825
         6,410,000    Freescale Semiconductor, Inc., 6.875%, senior notes, due 7/15/11                                    6,730,500
         8,625,000    Freescale Semiconductor, Inc., 7.125%, senior notes, due 7/15/14                                    9,185,625
                                                                                                                         25,475,075
Electronic Parts Distributors - 0.2%
         4,840,000    Avnet, Inc., 6.00%, notes, due 9/1/15                                                               4,751,050
Finance - Auto Loans - 0.6%
         1,955,000    Ford Motor Credit Co., 6.625%, notes, due 6/16/08                                                   1,910,772
         2,055,000    General Motors Acceptance Corp., 6.15%, bonds, due 4/5/07                                           2,039,345
         3,085,000    General Motors Acceptance Corp., 4.375%, notes, due 12/10/07                                        2,903,426
         3,440,000    General Motors Acceptance Corp., 7.75%, notes, due 1/19/10                                          3,334,414
         2,895,000    General Motors Acceptance Corp., 6.875%, notes, due 8/28/12                                         2,590,903
         1,710,000    General Motors Acceptance Corp., 6.75%, notes, due 12/1/14                                          1,487,433
                                                                                                                         14,266,293
Finance - Consumer Loans - 0.2%
         6,085,000    Household Finance Corp., 4.75%, notes, due 5/15/09                                                  6,068,126
Finance - Investment Bankers/Brokers - 1.1%
         6,717,000    Charles Schwab Corp., 8.05%, senior notes, due 3/1/10                                               7,415,810
         8,654,000    Citigroup, Inc., 5.00%, subordinated notes, due 9/15/14                                             8,607,276
         7,780,000    Credit Suisse First Boston USA, Inc., 3.875%, notes, due 1/15/09                                    7,585,064
         6,335,000    JP Morgan Chase & Co., 3.80%, notes, due 10/2/09                                                    6,127,415
                                                                                                                         29,735,565
Food - Diversified - 0.2%
         5,885,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                       5,615,385
Food - Wholesale/Distribution - 0.1%
         3,685,000    Pepsi Bottling Holdings, Inc., 5.625%, company guaranteed notes, due 2/17/09 (144A)                 3,804,656
Independent Power Producer - 0.4%
         8,270,000    Reliant Energy, Inc., 9.25%, secured notes, due 7/15/10                                             8,972,950
Medical - HMO - 0.1%
         2,275,000    UnitedHealth Group, Inc., 5.20%, senior unsecured notes, due 1/17/07                                2,287,230
Metal - Aluminum - 0.2%
         1,325,000    Alcan, Inc., 5.00%, notes, due 6/1/15                                                               1,303,018
         2,675,000    Alcan, Inc., 5.75%, bonds, due 6/1/35                                                               2,629,910
                                                                                                                          3,932,928
Oil Companies - Exploration and Production - 0%
           350,000    El Paso Production Holding Co., 7.75%, company guaranteed notes, due 6/1/13                           365,750
Oil Companies - Integrated - 0.1%
         1,030,000    El Paso CGP Co., 7.625%, notes, due 9/1/08                                                          1,046,738
         2,110,000    El Paso CGP Co., 7.42%, notes, due 2/15/37                                                          1,941,200
                                                                                                                          2,987,938
Pipelines - 0.6%
        12,335,000    El Paso Corp., 7.00%, senior notes, due 5/15/11                                                    12,304,163
         1,705,000    El Paso Corp., 7.875%, notes, due 6/15/12                                                           1,764,675
         1,680,000    El Paso Corp., 7.75%, senior notes, due 1/15/32                                                     1,692,600
                                                                                                                         15,761,438
Retail - Discount - 0.5%
        10,000,000    Wal-Mart Stores, Inc., 5.45%, senior notes, due 8/1/06                                             10,079,840
         3,145,000    Wal-Mart Stores, Inc., 4.125%, notes, due 7/1/10                                                    3,069,026
                                                                                                                         13,148,866
Retail - Major Department Stores - 0.2%
         3,910,000    May Department Stores Co., 4.80%, notes, due 7/15/09                                                3,894,489

Telecommunication Services - 0.3%
         8,540,000    Verizon Global Funding Corp., 4.00%, senior unsecured notes, due 1/15/08                            8,433,711
Telephone - Integrated - 0.2%
         3,770,000    Sprint Capital Corp., 8.375%, notes, due 3/15/12                                                    4,436,679
Television - 0.1%
         2,870,000    British Sky Broadcasting Group PLC, 6.875% company guaranteed notes, due 2/23/09**                  3,042,346
Transportation - Railroad - 0.2%
         1,600,000    Canadian National Railway Co., 4.25% notes, due 8/1/09                                              1,575,315
         3,155,000    Canadian National Railway Co., 6.25%, bonds, due 8/1/34                                             3,495,349
                                                                                                                          5,070,664
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $312,025,479)                                                                               313,854,146
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.3%
         5,200,000    Fannie Mae, 2.00%, due 1/15/06                                                                      5,170,173
         6,465,000    Fannie Mae, 2.125%, due 4/15/06                                                                     6,392,101
        11,140,000    Fannie Mae, 5.00%, due 1/15/07                                                                     11,224,307
         5,345,000    Fannie Mae, 3.25%, due 11/15/07                                                                     5,221,365
         2,090,000    Fannie Mae, 2.50%, due 6/15/08                                                                      1,986,171
         3,455,000    Fannie Mae, 5.25%, due 1/15/09                                                                      3,534,779
           725,000    Fannie Mae, 6.375%, due 6/15/09                                                                       769,932
         5,672,000    Fannie Mae, 5.375%, due 11/15/11                                                                    5,907,961
         9,605,000    Federal Home Loan Bank System, 2.25%, due 5/15/06                                                   9,487,416
        25,750,000    Freddie Mac, 2.375%, due 4/15/06                                                                   25,495,872
         4,535,000    Freddie Mac, 5.75%, due 4/15/08                                                                     4,681,000
         1,845,000    Freddie Mac, 5.75%, due 3/15/09                                                                     1,918,861
         1,735,000    Freddie Mac, 7.00%, due 3/15/10                                                                     1,907,041
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $84,745,455)                                                                        83,696,979
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 15.9%
         3,670,000    U.S. Treasury Notes, 2.375%, due 8/15/06#                                                           3,616,957
        15,885,000    U.S. Treasury Notes, 3.50%, due 11/15/06#                                                          15,775,171
        12,895,000    U.S. Treasury Notes, 3.00%, due 12/31/06#                                                          12,712,652
        43,915,000    U.S. Treasury Notes, 3.625%, due 4/30/07#                                                          43,544,445
         7,875,000    U.S. Treasury Notes, 3.875%, due 7/31/07#                                                           7,833,168
         4,650,000    U.S. Treasury Notes, 3.00%, due 11/15/07#                                                           4,541,013
         9,360,060    U.S. Treasury Notes, 3.625%, due 1/15/08 ++                                                         9,907,772
        13,940,000    U.S. Treasury Notes, 3.375%, due 2/15/08#                                                          13,688,425
        12,946,000    U.S. Treasury Notes, 5.625%, due 5/15/08#                                                          13,402,644
         9,975,000    U.S. Treasury Notes, 3.75%, due 5/15/08#                                                            9,868,238
        16,535,000    U.S. Treasury Notes, 3.125%, due 4/15/09#                                                          15,955,630
        17,046,000    U.S. Treasury Notes, 6.00%, due 8/15/09#                                                           18,128,029
        20,615,000    U.S. Treasury Notes, 4.00%, due 4/15/10#                                                           20,427,362
         9,000,000    U.S. Treasury Notes, 3.625%, due 6/15/10#                                                           8,772,192
         3,455,000    U.S. Treasury Notes, 3.875%, due 7/15/10#                                                           3,402,501
         4,030,000    U.S. Treasury Notes, 5.75%, due 8/15/10#                                                            4,298,088
         2,745,000    U.S. Treasury Notes, 4.125%, due 8/15/10#                                                           2,732,669
        13,550,000    U.S. Treasury Notes, 5.00%, due 8/15/11#                                                           14,079,832
         4,760,000    U.S. Treasury Notes, 4.25%, due 8/15/14#                                                            4,730,250
        19,425,483    U.S. Treasury Notes, 1.875%, due 7/15/15 ++,#                                                      19,596,971
        47,625,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                           47,327,345
        13,236,000    U.S. Treasury Bonds, 7.25%, due 5/15/16#                                                           16,373,859
         2,854,000    U.S. Treasury Notes, 8.125%, due 8/15/19#                                                           3,896,489
        10,756,000    U.S. Treasury Notes, 7.875%, due 2/15/21#                                                          14,630,677
        10,128,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                           13,232,860
        14,441,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                           17,267,710
        12,346,000    U.S. Treasury Notes, 6.00%, due 2/15/26#                                                           14,560,564
         8,861,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                            9,659,527
         5,949,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                            7,386,754
        12,420,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                          13,914,275
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $402,923,117)                                                                     405,264,069
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.6%
       347,263,567    State Street Navigator Securities Lending Prime Portfolio+ (cost $347,263,567)                    347,263,567
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 2.1%
$       54,100,000    Commerzbank Capital Markets Corp., 3.93%
                         dated 9/30/05, maturing 10/3/05
                         to be repurchased at $54,117,718
                         collateralized by $72,955,179
                         in U.S. Government Agencies
                         4.00% - 5.208%, 10/1/18 - 6/1/35
                         with a value of $55,182,000
                         (cost $54,100,000)                                                                              54,100,000

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,283,633,424) - 100%                                                               $  2,548,596,834
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                  Value        % of Investment Securities
Bermuda                            $   23,761,536                0.9%
Canada                                 69,691,416                2.7
France                                 42,809,348                1.7
Germany                                12,901,541                0.5
Hong Kong                               3,491,502                0.1
Luxembourg                              8,995,496                0.4
South Korea                            27,525,275                1.1
Switzerland                            82,415,557                3.2
United Kingdom                         53,209,405                2.1
United States++                     2,223,795,758               87.3
Total                              $2,548,596,834              100.0%
                                   ==============              =====

++ Includes Short-Term Securities and Other Securities (71.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at September 30, 2005

    Currency Sold and                Currency       Currency        Unrealized
      Settlement Date               Units Sold   Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05               8,500,000      $ 14,976,364     $   541,236
British Pound 1/27/06               4,025,000         7,090,552          (1,320)
British Pound 2/23/06               1,400,000         2,466,292          60,708
Euro 12/2/05                        2,500,000         3,014,075          22,475
Euro 1/27/06                       20,300,000        24,553,364         348,646
South Korean Won 11/14/05       2,125,000,000         2,038,076          78,458
South Korean Won 11/30/05       4,675,000,000         4,484,427         151,850
--------------------------------------------------------------------------------
Total                                              $ 58,623,150     $ 1,202,053

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

***         Rate is subject to change. Rate shown reflects current rate.

++          Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                               Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                           $ 481,662,588
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2005.

Janus Aspen Core Equity Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.3%
Aerospace and Defense - 1.7%
             3,725    Lockheed Martin Corp.                                                                        $        227,374
Applications Software - 3.6%
            18,545    Microsoft Corp.                                                                                       477,163
Audio and Video Products - 0.4%
               510    Harman International Industries, Inc.                                                                  52,158
Automotive - Cars and Light Trucks - 0.6%
             1,765    BMW A.G.**                                                                                             82,708
Beverages - Non-Alcoholic - 1.4%
             3,330    PepsiCo, Inc.                                                                                         188,844
Broadcast Services and Programming - 1.2%
             4,825    Clear Channel Communications, Inc.                                                                    158,694
Casino Hotels - 1.3%
             2,580    Harrah's Entertainment, Inc.                                                                          168,190
Cellular Telecommunications - 0.6%
             3,195    Nextel Partners, Inc. - Class A*                                                                       80,195
Cosmetics and Toiletries - 2.6%
             5,925    Procter & Gamble Co.                                                                                  352,301
Diversified Operations - 6.2%
            12,971    General Electric Co.                                                                                  436,734
             5,690    Honeywell International, Inc.                                                                         213,375
             6,785    Tyco International, Ltd. (U.S. Shares)                                                                188,962
                                                                                                                            839,071
E-Commerce/Services - 1.4%
             9,340    Expedia, Inc.*                                                                                        185,025
Electronic Components - Semiconductors - 7.3%
            20,385    Advanced Micro Devices, Inc.*                                                                         513,702
               263    Samsung Electronics Company, Ltd.                                                                     148,197
             9,790    Texas Instruments, Inc.                                                                               331,881
                                                                                                                            993,780
Electronic Forms - 1.6%
             7,080    Adobe Systems, Inc.                                                                                   211,338
Enterprise Software/Services - 2.3%
            24,950    Oracle Corp.*                                                                                         309,131
Entertainment Software - 0.9%
             2,105    Electronic Arts, Inc.*                                                                                119,753
Finance - Investment Bankers/Brokers - 7.7%
             6,961    Citigroup, Inc.                                                                                       316,865
             9,115    JPMorgan Chase & Co.                                                                                  309,272
             6,855    Merrill Lynch & Company, Inc.                                                                         420,553
                                                                                                                          1,046,690
Food - Canned - 0.7%
             3,525    TreeHouse Foods, Inc.*                                                                                 94,752
Hotels and Motels - 0.5%
             1,095    Four Seasons Hotels, Inc.                                                                              62,853
Machinery - Construction and Mining - 1.8%
            18,000    Komatsu, Ltd.                                                                                         245,137
Medical - Biomedical and Genetic - 1.5%
             3,625    Celgene Corp.*                                                                                        196,910
Medical - Drugs - 6.1%
             1,485    Eli Lilly and Co.                                                                                      79,477
             1,405    Forest Laboratories, Inc.*                                                                             54,753
             8,000    Pfizer, Inc.                                                                                          199,760
             2,719    Roche Holding A.G.                                                                                    377,642
             1,338    Sanofi-Aventis**                                                                                      110,555
                                                                                                                            822,187
Medical - HMO - 3.3%
             5,140    Aetna, Inc.                                                                                           442,760
Networking Products - 0.7%
             4,955    Cisco Systems, Inc.*                                                                                   88,843
Oil - Field Services - 1.1%
             2,210    Halliburton Co.                                                                                       151,429
Oil Companies - Exploration and Production - 4.1%
             2,885    Apache Corp.                                                                                          217,009
             3,025    EnCana Corp. (U.S. Shares)                                                                            176,388
             2,175    EOG Resources, Inc.                                                                                   162,908
                                                                                                                            556,305
Oil Companies - Integrated - 11.8%
             3,050    Amerada Hess Corp.                                                                                    419,375
             2,705    BP PLC (ADR)**                                                                                        191,649
             7,515    Exxon Mobil Corp.                                                                                     477,502
             5,557    Suncor Energy, Inc.                                                                                   336,623
               625    Total S.A. - Class B**                                                                                170,588
                                                                                                                          1,595,737
Oil Refining and Marketing - 0.5%
               593    Valero Energy Corp.                                                                                    67,045
Reinsurance - 1.0%
                49    Berkshire Hathaway, Inc. - Class B*                                                                   133,819
Retail - Consumer Electronics - 0.8%
             2,317    Best Buy Company, Inc.                                                                                100,859
Retail - Discount - 0.4%
             1,075    Target Corp.                                                                                           55,825
Retail - Regional Department Stores - 1.4%
             2,790    Federated Department Stores, Inc.                                                                     186,567
Semiconductor Components/Integrated Circuits - 1.0%
             1,643    Linear Technology Corp.                                                                                61,760
             1,571    Maxim Integrated Products, Inc.                                                                        67,004
                                                                                                                            128,764
Telecommunication Equipment - Fiber Optics - 0.9%
             5,960    Corning, Inc.*                                                                                        115,207
Television - 2.0%
            27,140    British Sky Broadcasting Group PLC**                                                                  268,308
Therapeutics - 2.3%
             1,560    Gilead Sciences, Inc.*                                                                                 76,066
             5,635    MGI Pharma, Inc.*                                                                                     131,352
             1,960    Neurocrine Biosciences, Inc.*                                                                          96,412
                                                                                                                            303,830
Transportation - Railroad - 2.7%
             3,420    Canadian National Railway Co. (U.S. Shares)                                                           242,786
             1,580    Union Pacific Corp.                                                                                   113,286
                                                                                                                            356,072
Transportation - Services - 0.5%
               805    FedEx Corp.                                                                                            70,140
Web Portals/Internet Service Providers - 1.9%
             7,370    Yahoo!, Inc.*                                                                                         249,401
Wireless Equipment - 0.5%
             3,780    Nokia Oyj (ADR)**                                                                                      63,920
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,548,749)                                                                                     11,849,085
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.3%
Automotive - Cars and Light Trucks - 0.6%
               100    Porsche A.G.**                                                                                         76,786
Electronic Components - Semiconductors - 0.7%
               230    Samsung Electronics Company, Ltd.                                                                     100,067
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $125,799)                                                                                       176,853
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 10.4%
    $    1,400,000    Commerzbank Capital Markets Corp., 3.93%
                         dated 9/30/05, maturing 10/3/05
                         to be repurchased at $1,400,459
                         collateralized by $1,887,934
                         in U.S. Government Agencies
                         4.00% - 5.208%, 10/1/18 - 6/1/35
                         with a value of $1,428,000
                         (cost $1,400,000)                                                                                1,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $11,074,548) - 100%                                                                        13,425,938
===================================================================================================================================

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bermuda                            $      188,962                1.4%
Canada                                    818,650                6.2%
Finland                                    63,920                0.5%
France                                    281,143                2.1%
Germany                                   159,494                1.2%
Japan                                     245,137                1.8%
South Korea                               248,264                1.8%
Switzerland                               377,642                2.8%
United Kingdom                            459,957                3.4%
United States++                        10,582,769               78.8%
Total                              $   13,425,938              100.0%
                                   ==============              =====

++    Includes Short-Term Securities (68.4% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2005

    Currency Sold and                Currency       Currency        Unrealized
      Settlement Date               Units Sold   Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05                  50,000      $     88,096     $     3,184
British Pound 1/27/06                  30,000            52,849             (10)
British Pound 2/23/06                   5,000             8,808             217
Euro 1/27/06                          130,000           157,239           2,244
--------------------------------------------------------------------------------
Total                                              $    306,992     $     5,635

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                               Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Core Equity Portfolio                          $964,514
--------------------------------------------------------------------------------

Janus Aspen Flexible Bond Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 24.3%
Aerospace and Defense - 0.2%
    $      835,000    Northrop Grumman Corp., 4.079%, notes, due 11/16/06                                          $        830,663
Agricultural Operations - 0.1%
           452,000    Bunge Limited Finance Corp., 4.375% company guaranteed notes, due 12/15/08                            445,501
Brewery - 0.3%
           285,000    Anheuser-Busch Companies, Inc., 6.00%, bonds, due 11/1/41                                             307,235
           675,000    Foster's Finance Corp., 5.125%, notes, due 6/15/15 (144A)                                             662,174
                                                                                                                            969,409
Cable Television - 0.8%
         1,385,000    Comcast Cable Communications, Inc., 6.20%, notes, due 11/15/08                                      1,438,347
           437,000    Comcast Corp., 5.85%, company guaranteed notes, due 1/15/10                                           451,720
         1,245,000    Cox Communications, Inc., 4.625%, notes, due 1/15/10                                                1,217,300
                                                                                                                          3,107,367
Cellular Telecommunications - 0.6%
         1,240,000    Nextel Communications, Inc., 6.875%, senior notes, due 10/31/13                                     1,316,202
           430,000    Nextel Communications, Inc., 7.375%, senior notes, due 8/1/15                                         460,343
           645,000    Rogers Wireless Communications, Inc., 6.995%, secured notes, due 12/15/10***                          672,413
                                                                                                                          2,448,958
Chemicals - Specialty - 0.1%
           430,000    Lubrizol Corp., 6.50%, debentures, due 10/1/34                                                        450,840
Commercial Banks - 0.5%
           620,000    Skandinaviska Enskilda Banken AB, 5.471%, subordinated notes, due 3/29/49 (144A)***                   621,021
           420,000    Sovereign Bank, 4.00%, deposit notes, due 2/1/08                                                      415,090
         1,025,000    Sovereign Bank, 5.125%, subordinated notes, due 3/15/13                                             1,020,396
                                                                                                                          2,056,507
Computer Services - 0.2%

           425,000    Sungard Data Systems, Inc., 9.125%, senior unsecured notes, due 8/15/13 (144A)                        440,405
           125,000    Sungard Data Systems, Inc., 4.875%, bonds, due 1/15/14                                                109,688
           275,000    Sungard Data Systems, Inc., 10.25% senior subordinated notes, due 8/15/15 (144A)                      278,438
                                                                                                                            828,531
Computers - 0.3%
         1,190,000    IBM Corp., 2.375%, notes, due 11/1/06                                                               1,164,551
Computers - Peripheral Equipment - 0%
           996,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures
                      due 5/1/03 (144A)***,(a),ss.,(d)                                                                            0
Consumer Products - Miscellaneous - 0.1%
           525,000    Fortune Brands, Inc., 4.875%, notes, due 12/1/13                                                      515,106
Containers - Metal and Glass - 1.1%
           800,000    Owens-Brockway Glass Container, Inc., 8.875%, company guaranteed notes, due 2/15/09                   840,000
         1,700,000    Owens-Illinois, Inc., 8.10%, senior notes, due 5/15/07                                              1,742,499
         1,510,000    Owens-Illinois, Inc., 7.35%, senior notes, due 5/15/08                                              1,528,875
                                                                                                                          4,111,374
Cosmetics and Toiletries - 1.0%
         2,005,000    Gillette Co., 4.125%, senior notes, due 8/30/07***                                                  1,987,773
         1,890,000    Procter & Gamble Co., 4.75%, senior notes, due 6/15/07                                              1,898,048
                                                                                                                          3,885,821
Data Processing and Management - 0.3%
         1,145,000    Fiserv, Inc., 3.00%, notes, due 6/27/08                                                             1,086,913
Diversified Financial Services - 0.9%
           455,000    General Electric Capital Corp., 3.50%, notes, due 5/1/08                                              443,602
         2,220,000    General Electric Capital Corp., 3.75%, notes, due 12/15/09                                          2,143,894
           860,000    General Electric Capital Corp., 4.375%, notes, due 11/21/11                                           842,097
                                                                                                                          3,429,593
Diversified Operations - 0.7%
           265,000    Noble Group, Ltd., 6.625%, senior notes, due 3/17/15 (144A)                                           244,636
         2,195,000    Tyco International Group S.A., 5.80%, company guaranteed notes, due 8/1/06**                        2,215,659
                                                                                                                          2,460,295
Electric - Generation - 0.4%
         1,385,000    Allegheny Energy Supply Company LLC, 8.25%, unsecured notes, due 4/15/12 (144A)***,ss.              1,558,125
Electric - Integrated - 2.8%
           830,000    CMS Energy Corp., 7.50%, senior notes, due 1/15/09                                                    869,425
           885,000    Dominion Resources, Inc., 5.125%, senior notes, due 12/15/09                                          892,603
           200,000    Duquesne Light Holdings, Inc., 5.50%, notes, due 8/15/15                                              198,814
           620,000    MidAmerican Energy Holdings Co., 3.50%, senior notes, due 5/15/08                                     598,811
         1,435,000    Monongahela Power Co., 6.70%, first mortgage notes, due 6/15/14                                     1,584,097
           285,000    Northern States Power Co., 2.875%, first mortgage notes, due 8/1/06                                   281,438
           575,000    Pacific Gas and Electric Co., 4.80%, unsecured notes, due 3/1/14                                      562,225
         1,360,000    Southern California Edison Co., 7.625%, notes, due 1/15/10                                          1,498,617
           740,000    Southern California Edison Co., 6.00%, first mortgage notes, due 1/15/34                              789,480
         1,100,000    Southwestern Public Service Co., 5.125%, senior notes, due 11/1/06                                  1,105,079
         1,715,000    TXU Corp., 6.375%, senior notes, due 6/15/06                                                        1,733,641
           620,000    TXU Corp., 6.55%, notes, due 11/15/34                                                                 575,423
                                                                                                                         10,689,653
Electronic Components - Semiconductors - 0.1%
           350,000    Advanced Micro Devices, Inc., 7.75%, senior notes, due 11/1/12                                        358,750
Finance - Auto Loans - 0.2%
           675,000    General Motors Acceptance Corp., 6.125%, notes, due 8/28/07                                           664,468
           200,000    General Motors Acceptance Corp., 7.25%, notes, due 3/2/11                                             185,977
                                                                                                                            850,445
Finance - Commercial - 0.3%
         1,220,000    CIT Group, Inc., 3.65%, senior notes, due 11/23/07                                                  1,195,301
Finance - Consumer Loans - 0.7%
         1,145,000    Household Finance Corp., 4.625%, notes, due 1/15/08                                                 1,144,803
           835,000    John Deere Capital Corp., 3.625%, notes, due 5/25/07                                                  822,670
           500,000    SLM Corp., 4.92%, notes, due 1/31/14***                                                               497,445
                                                                                                                          2,464,918
Finance - Investment Bankers/Brokers - 0.4%
           400,000    E*Trade Financial Corp., 7.375%, senior notes, due 9/15/13 (144A)                                     404,000
           630,000    Goldman Sachs Group, Inc., 5.125%, notes, due 1/15/15                                                 628,050
           510,000    Jefferies Group, Inc., 5.50%, senior notes, due 3/15/16                                               500,643
                                                                                                                          1,532,693
Finance - Mortgage Loan Banker - 0.4%
         1,350,000    Residential Capital Corp., 5.85%, notes, due 6/29/07 (144A)***                                      1,361,169
Food - Diversified - 0.6%
           970,000    General Mills, Inc., 3.875%, notes, due 11/30/07                                                      953,036
         1,430,000    Kellogg Co., 2.875%, senior notes, due 6/1/08                                                       1,364,486
                                                                                                                          2,317,522
Foreign Government - 0.2%
           740,000    United Mexican States, 4.625%, notes, due 10/8/08                                                     736,300
Funeral Services and Related Items - 0%
            75,000    Service Corporation International, 6.00%, senior unsecured notes, due 12/15/05                         75,000
Gas - Distribution - 0.6%
           575,000    NiSource, Inc., 3.628%, debentures, due 11/1/06                                                       568,665
           400,000    Oneok, Inc., 5.20%, senior notes, due 6/15/15                                                         396,130
         1,145,000    Southwest Gas Corp., 7.625%, senior notes, due 5/15/12                                              1,290,893
                                                                                                                          2,255,688
Independent Power Producer - 0.2%
           661,000    NRG Energy, Inc., 8.00%, company guaranteed notes, due 12/15/13                                       703,965
Investment Management and Advisory Services - 0.7%
         1,030,000    Franklin Resources, Inc., 3.70%, notes, due 4/15/08                                                 1,006,064
           675,000    Nuveen Investments, 5.00%, senior notes, due 9/15/10                                                  668,284
           925,000    Nuveen Investments, 5.50%, senior notes, due 9/15/15                                                  913,817
                                                                                                                          2,588,165
Leisure, Recreation and Gaming - 0.2%
           550,000    Hard Rock Hotel, Inc., 8.875%, notes, due 6/1/13                                                      589,875
Life and Health Insurance - 0.7%
         1,075,000    Americo Life, Inc., 7.875%, notes, due 5/1/13 (144A)ss.                                             1,117,017
         1,245,000    StanCorp Financial Group, Inc., 6.875%, senior notes, due 10/1/12                                   1,343,154
                                                                                                                          2,460,171
Medical - Biomedical and Genetic - 0.1%
           525,000    Genentech, Inc., 4.75%, notes, due 7/15/15 (144A)                                                     514,911
Medical - HMO - 0.7%
           505,000    Coventry Health Care, Inc., 5.875%, senior notes, due 1/15/12                                         512,575
           650,000    Coventry Health Care, Inc., 6.125%, senior notes, due 1/15/15                                         666,250
         1,340,000    UnitedHealth Group, Inc., 3.30%, senior notes, due 1/30/08                                          1,302,220
           285,000    WellPoint Health Networks, Inc., 6.375%, notes, due 6/15/06                                           288,631
                                                                                                                          2,769,676
Metal Processors and Fabricators - 0.2%
           715,000    Precision Castparts Corp., 5.60%, company guaranteed notes, due 12/15/13                              728,095
Motorcycle and Motor Scooter Manufacturing - 0.2%
           860,000    Harley-Davidson, Inc., 3.625%, notes, due 12/15/08 (144A)                                             833,736
Multimedia - 0.6%
           136,000    Entravision Communications Corp. (Bank Loan), 0%, bank loan, due 3/7/13                               137,360
           655,000    News America, Inc., 6.625%, senior notes, due 1/9/08                                                  680,626
         1,245,000    Time Warner, Inc., 6.125%, company guaranteed notes, due 4/15/06                                    1,255,382
                                                                                                                          2,073,368
Mutual Insurance - 0.2%
           620,000    North Front, 5.81%, bonds, due 12/15/24 (144A)***                                                     623,535
Non-Hazardous Waste Disposal - 0.2%
           790,000    Waste Management, Inc., 7.375%, senior notes, due 8/1/10                                              868,728
Office Automation and Equipment - 0.2%
           675,000    Pitney Bowes, Inc., 4.75%, senior notes, due 1/15/16                                                  659,924
Oil Companies - Exploration and Production - 0.5%
           275,000    Chesapeake Energy Corp., 7.50%. senior notes, due 9/15/13                                             292,875
           400,000    Kerr-McGee Corp., 6.95%, secured notes, due 7/1/24                                                    414,479
           327,000    Magnum Hunter Resources, Inc., 9.60%, company guaranteed notes, due 3/15/12                           354,795
           200,000    Pemex Project Funding Master Trust, 5.75%, company guaranteed notes, due 12/15/15 (144A)              198,000
           195,000    Pemex Project Funding Master Trust, 8.625%, company guaranteed notes, due 2/1/22***                   238,388
           325,000    Ras Laffan LNG III, 5.838%, bonds, due 9/30/27 (144A)                                                 325,692
                                                                                                                          1,824,229
Oil Companies - Integrated - 0.8%
         1,770,000    ChevronTexaco Capital Co., 3.50%, company guaranteed notes, due 9/17/07                             1,738,676
         1,210,000    El Paso CGP Co., 7.625%, notes, due 9/1/08                                                          1,229,663
                                                                                                                          2,968,339
Oil Field Machinery and Equipment - 0.2%
           860,000    Cooper Cameron Corp., 2.65%, senior notes, due 4/15/07                                                831,229
Oil Refining and Marketing - 0.2%
           475,000    Enterprise Products Operating L.P., 4.95%, senior notes, due 6/1/10                                   466,845
           410,000    Enterprise Products Operating L.P., Series B, 6.375%, company guaranteed notes, due 2/1/13            429,910
                                                                                                                            896,755
Pipelines - 1.0%
         1,030,000    Kaneb Pipe Line Operating Partnership L.P., 5.875%, senior notes, due 6/1/13                        1,063,296
               749    Kern River Funding Corp., 4.893% company guaranteed notes, due 4/30/18                                    741
         1,220,000    Panhandle Eastern Pipe Line Co. - Series B, 2.75%, senior notes, due 3/15/07                        1,185,724
         1,315,000    Panhandle Eastern Pipe Line Co., 4.80%, senior notes, due 8/15/08                                   1,312,180
           375,000    Williams Companies, Inc., 6.375%, notes, due 10/1/10 (144A)                                           372,188
                                                                                                                          3,934,129
Property and Casualty Insurance - 0.7%
         1,190,000    Kingsway America, Inc., 7.50%, senior notes, due 2/1/14                                             1,232,183
         1,340,000    Ohio Casualty Corp., 7.30%, senior unsecured notes, due 6/15/14                                     1,444,283
                                                                                                                          2,676,466
Publishing - Periodicals - 0.2%
           513,000    Dex Media East LLC, 12.125%, company guaranteed notes, due 11/15/12                                   600,210
Radio - 0.1%
           289,000    XM Satellite Radio Holdings, Inc., 12.00%, secured notes, due 6/15/10                                 329,460
Reinsurance - 0.1%
           430,000    Berkshire Hathaway, Inc., 4.625%, company guaranteed notes, due 10/15/13                              421,932
Savings/Loan/Thrifts - 0.5%
           200,000    Sovereign Bancorp, Inc., 4.80%, senior notes, due 9/1/10 (144A)                                       198,578
         1,125,000    Webster Bank, 5.875%, subordinated notes, due 1/15/13                                               1,158,201
           310,000    Webster Capital Trust II, 10.00%, company guaranteed notes, due 4/1/27                                340,824
                                                                                                                          1,697,603
Special Purpose Banks - 0.2%
           845,000    Rabobank Capital Funding Trust II, 5.26%, bonds, due 12/31/49 (144A)                                  847,362
Special Purpose Entity - 0.6%
           275,000    Glencore Funding LLC, 6.00%, company guaranteed notes, due 4/15/14 (144A)                             260,511
         1,075,000    OneAmerica Financial Partners, 7.00%, bonds, due 10/15/33 (144A)                                    1,208,854
           800,000    Resona Preferred Securities, Ltd., 7.191%, bonds, due 12/29/49 (144A)***                              828,210
                                                                                                                          2,297,575
Telecommunication Services - 0.1%
           250,000    Qwest Corp., 7.12%, senior notes, due 6/15/13 (144A)***                                               260,000
Telephone - Integrated - 0.7%
           980,000    BellSouth Corp., 4.75%, senior unsecured notes, due 11/15/12                                          966,706
           480,000    Cincinnati Bell, Inc., 8.375%, senior subordinated notes, due 1/15/14                                 472,800
         1,090,000    Deutsche Telekom International Finance B.V., 3.875%, company guaranteed notes, due 7/22/08**        1,069,169
                                                                                                                          2,508,675
Transportation - Services - 0.3%
         1,050,000    FedEx Corp., 2.65%, notes, due 4/1/07                                                               1,020,415
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $91,627,830)                                                                                 91,715,521
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.3%
Cable Television - 0.1%
    EUR    340,000    Telenet Communications N.V., 9.00%, senior notes, due 12/15/13 (144A)**                               459,708
Drug Delivery Systems - 0.2%
    EUR    545,000    Fresenius Finance B.V., 7.75%, company guaranteed notes, due 4/30/09 (144A)**                         691,034
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds (cost $1,051,346)                                                                                     1,150,742
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 28.7%
         1,388,736    Fannie Mae, 7.00%, due 9/1/14                                                                       1,451,882
         1,160,678    Fannie Mae, 6.00%, due 6/1/17                                                                       1,194,107
           979,591    Fannie Mae, 5.00%, due 11/1/18                                                                        977,688
         1,742,985    Fannie Mae, 4.50%, due 5/1/19                                                                       1,708,012
         2,074,900    Fannie Mae, 4.50%, due 5/1/19                                                                       2,033,267
           862,818    Fannie Mae, 4.50%, due 5/1/19                                                                         845,505
           653,916    Fannie Mae, 4.00%, due 6/1/19                                                                         629,686
         2,970,526    Fannie Mae, 5.00%, due 8/1/19                                                                       2,963,760
           219,003    Fannie Mae, 5.50%, due 9/1/19                                                                         222,537
         1,174,305    Fannie Mae, 5.50%, due 9/1/19                                                                       1,191,732
           933,769    Fannie Mae, 4.00%, due 2/1/20                                                                         898,813
           627,525    Fannie Mae, 4.50%, due 4/1/20                                                                         614,711
         2,303,234    Fannie Mae, 5.50%, due 9/1/24**                                                                     2,317,068
         1,559,789    Fannie Mae, 5.00%, due 5/1/25                                                                       1,539,410
           944,199    Fannie Mae, 7.00%, due 2/1/32                                                                         990,200
           833,920    Fannie Mae, 6.50%, due 5/1/32                                                                         863,232
         3,093,010    Fannie Mae, 5.50%, due 2/1/33                                                                       3,094,664
         1,432,653    Fannie Mae, 5.50%, due 11/1/33                                                                      1,433,317
         1,600,381    Fannie Mae, 5.00%, due 11/1/33                                                                      1,570,376
           981,349    Fannie Mae, 5.50%, due 1/1/34                                                                         981,804
         1,595,084    Fannie Mae, 5.50%, due 2/1/34                                                                       1,595,200
         3,930,058    Fannie Mae, 5.00%, due 3/1/34                                                                       3,856,375
           695,888    Fannie Mae, 5.00%, due 4/1/34                                                                         682,841
         1,786,226    Fannie Mae, 5.00%, due 4/1/34                                                                       1,751,061
         1,482,898    Fannie Mae, 5.00%, due 6/1/34                                                                       1,453,705
           716,280    Fannie Mae, 4.50%, due 6/1/34                                                                         683,630
         2,807,748    Fannie Mae, 6.00%, due 7/1/34                                                                       2,862,267
           654,809    Fannie Mae, 5.00%, due 7/1/34                                                                         641,918
           955,973    Fannie Mae, 6.50%, due 8/1/34                                                                         985,517
           357,595    Fannie Mae, 7.00%, due 10/1/34                                                                        374,229
           485,824    Fannie Mae, 6.00%, due 10/1/34                                                                        494,050
           751,179    Fannie Mae, 6.50%, due 11/1/34                                                                        773,206
           538,752    Fannie Mae, 5.50%, due 11/1/34                                                                        538,792
         3,069,579    Fannie Mae, 5.50%, due 12/1/34**                                                                    3,069,800
           669,154    Fannie Mae, 6.50%, due 1/1/35                                                                         690,230
         1,480,603    Fannie Mae, 5.50%, due 2/1/35                                                                       1,481,290
           119,331    Fannie Mae, 4.50%, due 2/1/35                                                                         113,891
           548,092    Fannie Mae, 6.00%, due 3/1/35                                                                         558,398
         1,678,543    Fannie Mae, 5.50%, due 3/1/35                                                                       1,678,333
         1,013,928    Fannie Mae, 5.00%, due 4/1/35                                                                         992,762
           390,746    Fannie Mae, 4.50%, due 4/1/35                                                                         372,577
         2,180,321    Fannie Mae, 5.00%, due 5/1/35                                                                       2,134,807
         1,514,751    Fannie Mae, 5.50%, due 7/1/35                                                                       1,514,561
           790,632    Fannie Mae, 4.694%, due 7/1/35                                                                        782,939
         1,504,188    Fannie Mae, 4.43%, due 7/1/35                                                                       1,498,417
           715,970    Fannie Mae, 6.00%, due 8/1/35                                                                         729,485
           581,468    Fannie Mae, 6.00%, due 8/1/35                                                                         592,418
         1,127,061    Fannie Mae, 5.50%, due 8/1/35                                                                       1,126,920
           683,249    Fannie Mae, 5.00%, due 8/1/35                                                                         668,986
           500,000    Fannie Mae, 5.00%, due 8/1/35                                                                         489,562
           679,689    Fannie Mae, 6.00%, due 9/1/35                                                                         692,008
         1,353,789    Fannie Mae, 6.005, due 9/1/35                                                                       1,379,173
         2,310,994    Federal Home Loan Bank System, 5.50%, due 12/1/32                                                   2,313,866
         1,293,086    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                   1,293,843
         1,104,569    Federal Home Loan Bank System, 5.50%, due 12/1/34                                                   1,105,216
         1,161,089    Federal Home Loan Bank System, 6.00%, due 1/1/35                                                    1,181,481
           986,237    Federal Home Loan Bank System, 4.50%, due 2/1/35                                                      938,405
         1,473,639    Freddie Mac, 5.50%, due 1/1/18                                                                      1,495,764
         2,650,330    Freddie Mac, 4.50%, due 2/1/18                                                                      2,601,076
         1,411,816    Freddie Mac, 5.00%, due 9/1/18**                                                                    1,409,099
         1,331,528    Freddie Mac, 4.00%, due 4/1/19                                                                      1,279,562
         1,756,758    Freddie Mac, 5.00%, due 2/1/20                                                                      1,752,726
           722,922    Freddie Mac, 6.00%, due 11/1/33                                                                       735,613
           863,484    Freddie Mac, 5.50%, due 11/1/33                                                                       864,385
         1,415,893    Freddie Mac, 6.00%, due 2/1/34                                                                      1,442,489
           796,893    Freddie Mac, 5.00%, due 5/1/34                                                                        781,079
           576,711    Freddie Mac, 5.00%, due 5/1/34                                                                        565,266
           315,674    Freddie Mac, 6.50%, due 7/1/34                                                                        325,595
           477,950    Freddie Mac, 6.50%, due 7/1/34                                                                        492,532
           193,187    Freddie Mac, 7.005, due 10/1/34                                                                       201,848
         2,459,395    Freddie Mac, 5.50%, due 6/1/35                                                                      2,460,835
         5,302,446    Freddie Mac, 5.00%, due 7/1/35                                                                      5,190,762
           888,059    Freddie Mac, 5.00%, due 8/1/35                                                                        869,354
         1,804,752    Freddie Mac, 5.50%, due 9/1/35                                                                      1,805,654
         1,350,115    Freddie Mac, 5.50%, due 9/1/35                                                                      1,350,790
         1,093,971    Freddie Mac, 5.005, due 10/15/35(b)                                                                 1,070,383
           936,554    Ginnie Mae, 4.50%, due 10/15/33                                                                       901,846
         1,776,280    Ginnie Mae, 5.00%, due 4/15/34                                                                      1,758,894
         2,131,552    Ginnie Mae, 6.00%, due 10/20/34                                                                     2,177,164
           930,267    Ginnie Mae, 6.50%, due 2/20/35                                                                        963,298
         2,097,395    Ginnie Mae, 5.50%, due 3/20/35**                                                                    2,114,108
         1,466,318    Ginnie Mae, 5.50%, due 5/20/35                                                                      1,478,003
           678,000    Ginnie Mae, 5.00%, due 9/15/35                                                                        671,322
-----------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $109,565,803)                                                                    108,373,377
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Finance - Other Services - 0.2%
            10,150    Chevy Chase Preferred Capital Corp., Series A, convertible, 10.375%                                   573,983
REIT - Diversified - 0.2%
            30,500    iStar Financial, Inc., 7.875%                                                                         797,575
Savings/Loan/Thrifts - 0.2%
            25,480    Chevy Chase Bank FSB, 8.00%                                                                           709,460
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $2,025,023)                                                                                   2,081,018
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 8.0%
    $   15,800,000    Fannie Mae, 3.25%, due 11/15/07                                                                    15,434,529
         1,650,000    Fannie Mae, 4.00%, due 9/2/08                                                                       1,625,201
         2,105,000    Fannie Mae, 5.50%, due 3/15/11                                                                      2,198,637
         1,140,000    Fannie Mae, 6.625%, due 11/15/30#                                                                   1,407,255
         8,120,000    Freddie Mac, 2.75%, due 8/15/06#                                                                    8,011,127
         1,320,000    Freddie Mac, 3.875%, due 6/15/08#                                                                   1,302,360
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $30,537,612)                                                                        29,979,109
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 20.7%
         7,315,000    U.S. Treasury Notes, 2.375%, due 8/15/06#                                                           7,209,276
         6,333,000    U.S. Treasury Notes, 3.125%, due 1/31/07#                                                           6,248,397
           600,000    U.S. Treasury Notes, 3.875%, due 7/31/07#                                                             596,813
         5,209,000    U.S. Treasury Notes, 3.00%, due 2/15/08#                                                            5,071,248
         2,455,000    U.S. Treasury Notes, 4.125%, due 8/15/08#                                                           2,451,357
         2,180,000    U.S. Treasury Notes, 3.875%, due 9/15/10#                                                           2,149,173
         6,021,356    U.S. Treasury Notes, 1.625%, due 1/15/15**,(a),#                                                    5,949,851
         6,140,000    U.S. Treasury Notes, 4.125%, due 5/15/15#                                                           6,034,226
         2,120,000    U.S. Treasury Notes, 4.25%, due 8/15/15#                                                            2,106,750
         3,250,000    U.S. Treasury Notes, 7.50%, due 11/15/16#                                                           4,113,535
         2,350,000    U.S. Treasury Notes, 8.875%, due 8/15/17#                                                           3,294,956
         4,430,000    U.S. Treasury Notes, 8.875%, due 2/15/19#                                                           6,346,148
         1,925,000    U.S. Treasury Bonds, 7.25%, due 8/15/22#                                                            2,515,132
         6,640,000    U.S. Treasury Bonds, 6.25%, due 8/15/23#                                                            7,939,726
         3,530,000    U.S. Treasury Notes, 5.25%, due 2/15/29#                                                            3,848,113
         6,025,000    U.S. Treasury Bonds, 6.25%, due 5/15/30#                                                            7,481,122
         4,265,000    U.S. Treasury Bonds, 5.375%, due 2/15/31#                                                           4,778,131
                                                                                                                         71,887,477
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $78,397,447)                                                                       78,133,954
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 16.6%
        62,498,226    State Street Navigator Securities Lending Prime Portfolio+
                      (cost $62,498,226)                                                                                 62,498,226
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.8%
    $    3,000,000    Commerzbank Capital Markets Corp., 3.93%
                         dated 9/30/05, maturing 10/3/05
                         to be repurchased at $3,000,983
                         collateralized by $4,045,574
                         in U.S. Government Agencies
                         4.00% - 5.208%, 10/1/18 - 6/1/35
                         with a value of $3,060,000
                         (cost $3,000,000)                                                                                3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $378,703,287) - 100%                                                                      376,931,947
===================================================================================================================================

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Australia                          $      662,174                0.2%
Belgium                                   459,708                0.1%
Bermuda                                   244,636                0.1%
Canada                                  2,411,089                0.6%
Cayman Islands                            828,210                0.2%
Luxembourg                              2,215,659                0.5%
Mexico                                    736,300                0.2%
Netherlands                             1,760,203                0.5%
Qatar                                     325,692                0.1%
Sweden                                    621,021                0.2%
United States++                       366,667,255               97.3%
Total                              $  376,931,947              100.0%
                                   ==============              =====

++ Includes Short-Term Securities and Other Securities (79.9% excluding Short-Term Securities and Other Securities)

Schedule of Futures Contracts
As of September 30, 2005

      Financial Futures - Short

                          40 Contracts  U.S. Treasury - 10-year Note
                                        expires December 2005, principle
                                        amount $ 4,413,614, value $4,396,875
                                        cumulative appreciation.......$ (16,739)

Forward Currency Contracts
Open at September 30, 2005

     Currency Sold and               Currency        Currency        Unrealized
      Settlement Date               Units Sold    Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
Euro 1/27/06                          890,000      $  1,076,478     $     15,285
--------------------------------------------------------------------------------
Total                                              $  1,076,478     $     15,285

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

REIT              Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

***               Rate is subject to change. Rate shown reflects current rate.

(a) Security is a defaulted security with accrued interest in the amount of $39,840 that was written-off December 10, 2001.

(b)               Security is traded on a "to-be-announced" basis.

(c)               Security is a U.S. Treasury Inflation-Protected Security
                  (TIPS).

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(d) Schedule of Fair Valued Securities (as of September 30, 2005)

                                                                                                       Value as a %
                                                                                    Value        of Investment Securities
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                   $    --              0.0%
---------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                      Value as a %
                                                                     Acquisition      Acquisition                    of Investment
                                                                        Date              Cost           Value        Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio
Allegheny Energy Supply Company LLC, 8.25%
    bonds, due 4/15/12 (144A)                                      3/23/04-7/13/04    $ 1,374,825    $ 1,558,125              0.4%
Americo Life, Inc., 7.875%
    notes, due 5/1/13 (144A)                                       4/25/03-5/21/03      1,076,832      1,117,017              0.3%
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures,
    due 5/1/03 (144A)(d)                                                3/6/00            148,103             --              0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      $ 2,600,872    $ 2,675,142              0.7%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                                Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                        $73,314,424
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2005.

Janus Aspen Foreign Stock Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.5%
Advertising Services - 1.8%
            28,336    WPP Group PLC                                                                                $        288,378
Audio and Video Products - 0.9%
             4,500    Sony Corp.                                                                                            147,859
Beverages - Wine and Spirits - 2.6%
            29,156    Diageo PLC                                                                                            419,115
Brewery - 1.4%
             7,021    Heineken N.V.                                                                                         225,384
Broadcast Services and Programming - 1.4%
             3,180    Grupo Televisa S.A. (ADR)                                                                             228,038
Cable Television - 2.5%
            19,898    Shaw Communications, Inc. - Class B                                                                   415,932
Cellular Telecommunications - 2.7%
           167,527    Vodafone Group PLC                                                                                    435,837
Chemicals - Diversified - 1.3%
             4,792    Akzo Nobel N.V.                                                                                       208,889
Chemicals - Specialty - 3.9%
               457    Givaudan S.A.                                                                                         292,652
             3,325    Syngenta A.G.*                                                                                        348,027
                                                                                                                            640,679
Distribution/Wholesale - 2.4%
            52,000    Esprit Holdings, Ltd.                                                                                 388,793
Diversified Operations - 10.1%
            42,000    Hutchison Whampoa, Ltd.                                                                               434,491
             5,541    Louis Vuitton Moet Hennessy S.A.                                                                      456,839
            18,886    Smiths Group PLC                                                                                      319,452
            15,900    Tyco International, Ltd. (U.S. Shares)                                                                442,815
                                                                                                                          1,653,597
Diversified Operations-Commercial Services - 3.6%
           204,222    Rentokil Initial PLC                                                                                  595,239
Electronic Components - Miscellaneous - 3.7%
            22,475    Koninklijke (Royal) Philips Electronics N.V.                                                          597,226
Food - Diversified - 2.0%
             1,097    Nestle S.A.                                                                                           321,164
Hotels and Motels - 3.4%
             2,803    Accor S.A.                                                                                            141,556
            12,630    Fairmont Hotels & Resorts, Inc. (U.S. Shares)                                                         422,095
                                                                                                                            563,651
Insurance Brokers - 5.6%
            24,450    Willis Group Holdings, Ltd.                                                                           918,098
Machinery - Pumps - 2.1%
             6,941    Pfeiffer Vacuum Technology A.G.                                                                       345,528
Medical - Drugs - 5.1%
            11,433    GlaxoSmithKline PLC                                                                                   290,786
             9,200    Takeda Pharmaceutical Company, Ltd.                                                                   547,850
                                                                                                                            838,636
Miscellaneous Manufacturing - 2.1%
           178,189    FKI PLC                                                                                               350,432
Multimedia - 2.8%
            13,856    Vivendi Universal S.A.                                                                                452,291
Oil Companies - Integrated - 5.0%
            33,354    BP PLC                                                                                                396,217
             1,568    Total S.A. - Class B                                                                                  427,970
                                                                                                                            824,187
Property and Casualty Insurance - 10.4%
                40    Millea Holdings, Inc.                                                                                 641,297
           139,000    Nipponkoa Insurance Company, Ltd.                                                                   1,071,397
                                                                                                                          1,712,694
Publishing - Books - 2.5%
            29,225    Reed Elsevier N.V.                                                                                    403,225
Publishing - Newspapers - 1.2%
            67,969    Independent News & Media PLC                                                                          198,503
Publishing - Periodicals - 0.6%
             5,145    Wolters Kluwer N.V.                                                                                    95,721
Rubber/Plastic Products - 1.6%
            15,000    Tenma Corp.                                                                                           265,592
Television - 4.8%
            78,699    British Sky Broadcasting Group PLC                                                                    778,023
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $10,739,508)                                                                                    14,312,711
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Soap and Cleaning Preparations - 0.9%
             1,603    Henkel KGaA (cost $101,008)                                                                           145,783
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 11.6%
    $    1,900,000    Commerzbank Capital Markets Corporation, 3.93%
                        dated 9/30/05, maturing 10/3/05
                        to be repurchased at $1,900,622
                        collateralized by $2,562,197
                        in U.S. Government Agencies
                        4.00% - 5.208%, 10/1/18 - 6/1/35
                        with a value of $1,938,000
                        (cost $1,900,000)                                                                                 1,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,740,516) - 100%                                                                  $     16,358,494
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bermuda                            $    1,749,706              10.7 %
Canada                                    838,027                5.0
France                                  1,478,656                9.0
Germany                                   491,311                3.0
Hong Kong                                 434,491                2.7
Ireland                                   198,503                1.2
Japan                                   2,673,995               16.2
Mexico                                    228,038                1.4
Netherlands                             1,530,445                9.5
Switzerland                               961,843                5.9
United Kingdom                          3,873,479               23.8
United States++                         1,900,000               11.6
Total                              $   16,358,494              100.0%
                                   ==============              =====

++    Includes Short-Term Securities (0% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

Janus Aspen Forty Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.2%
Athletic Footwear - 3.5%
           475,050    NIKE, Inc. - Class B                                                                         $     38,802,084
Casino Hotels - 1.4%
           241,280    Harrah's Entertainment, Inc.                                                                       15,729,043
Chemicals - Specialty - 0.1%
            12,286    Syngenta A.G.*                                                                                      1,285,970
Computers - 1.6%
           258,655    Research In Motion, Ltd. (U.S. Shares)*                                                            17,692,002
Cosmetics and Toiletries - 3.0%
           554,325    Procter & Gamble Co.                                                                               32,960,165
E-Commerce/Services - 3.6%
           965,535    eBay, Inc.*                                                                                        39,780,042
Electronic Components - Semiconductors - 1.0%
           308,915    Texas Instruments, Inc.                                                                            10,472,219
Entertainment Software - 4.2%
           807,425    Electronic Arts, Inc.*                                                                             45,934,408
Finance - Consumer Loans - 0.9%
           180,450    SLM Corp.                                                                                           9,679,338
Finance - Investment Bankers/Brokers - 1.8%
           162,925    Goldman Sachs Group, Inc.                                                                          19,808,422
Food - Retail - 0.1%
             5,895    Whole Foods Market, Inc.                                                                              792,583
Medical - Biomedical and Genetic - 7.9%
           390,060    Celgene Corp.*,#                                                                                   21,188,059
           775,260    Genentech, Inc.*                                                                                   65,284,645
                                                                                                                         86,472,704
Medical - HMO - 16.3%
           891,000    Aetna, Inc.                                                                                        76,750,740
         1,838,840    UnitedHealth Group, Inc.                                                                          103,342,807
                                                                                                                        180,093,547
Medical Instruments - 1.8%
           378,720    Medtronic, Inc.                                                                                    20,306,966
Oil Companies - Exploration and Production - 6.2%
           504,910    Apache Corp.                                                                                       37,979,330
           234,040    EnCana Corp. (U.S. Shares)#                                                                        13,646,872
           227,355    EOG Resources, Inc.                                                                                17,028,890
                                                                                                                         68,655,092
Oil Companies - Integrated - 16.8%
           112,775    Amerada Hess Corp.                                                                                 15,506,563
           477,110    BP PLC (ADR)                                                                                       33,803,244
           397,202    Chevron Corp.                                                                                      25,710,885
           868,155    ConocoPhillips                                                                                     60,692,715
           243,685    Exxon Mobil Corp.                                                                                  15,483,745
           397,895    Occidental Petroleum Corp.                                                                         33,992,169
                                                                                                                        185,189,321
Oil Refining and Marketing - 1.3%
           124,335    Valero Energy Corp.                                                                                14,057,315
Optical Supplies - 2.0%
           174,740    Alcon, Inc. (U.S. Shares)#                                                                         22,345,751
Radio - 2.6%
           791,950    XM Satellite Radio Holdings, Inc.- Class A*,#                                                      28,438,925
Reinsurance - 0%
                11    Berkshire Hathaway, Inc. - Class B*                                                                    30,041
Retail - Auto Parts - 2.6%
           747,803    Advance Auto Parts, Inc.*                                                                          28,925,001
Retail - Building Products - 1.4%
           247,425    Lowe's Companies, Inc.                                                                             15,934,170
Retail - Restaurants - 0.4%
            89,020    Starbucks Corp.*                                                                                    4,459,902
Super-Regional Banks - 4.0%
           198,270    Bank of America Corp.                                                                               8,347,167
           606,810    Wells Fargo & Co.                                                                                  35,540,862
                                                                                                                         43,888,029
Web Portals/Internet Service Providers - 3.6%
            71,185    Google, Inc. - Class A*                                                                            22,527,206
           494,360    Yahoo!, Inc.*                                                                                      16,729,142
                                                                                                                         39,256,348
Wireless Equipment - 1.1%
           265,320    QUALCOMM, Inc.#                                                                                    11,873,070
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $627,287,352)                                                                                  982,862,458
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.3%
        25,499,958    State Street Navigator Securities Lending Prime Portfolio+ (cost $25,499,958)                      25,499,958
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 8.5%
    $   45,700,000    Banc of America Securities LLC, 4.02%
                        dated 9/30/05, maturing 10/3/05
                        to be repurchased at $45,715,310
                        collateralized by $387,525,601
                        in U.S. Government Agencies
                        0% - 14.314%, 6/15/18 - 8/25/35
                        with a value of $46,614,000                                                                      45,700,000
        47,500,000    Commerzbank Capital Markets Corp., 3.93%
                        dated 9/30/05, maturing 10/3/05
                        to be repurchased at $47,515,556
                        collateralized by $64,054,917
                        in U.S. Government Agencies
                        4.00% - 5.208%, 10/1/18 - 6/1/35
                        with a value of $48,450,000                                                                      47,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $93,200,000)                                                                           93,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $745,987,310) - 100%                                                                 $  1,101,562,416
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Canada                             $   31,338,874                2.8%
Switzerland                            23,631,721                2.1
United Kingdom                         33,803,244                3.1
United States++                     1,012,788,577               92.0
Total                              $1,101,562,416              100.0%
                                   ==============              =====

++ Includes Short-Term Securities and Other Securities (81.2% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                                       Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                                       $25,499,958
--------------------------------------------------------------------------------

Janus Aspen Global Life Sciences Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.4%
Chemicals - Specialty - 1.5%
             5,149    Syngenta A.G.*,**                                                                            $        538,944
Dental Supplies and Equipment - 1.4%
            12,230    Patterson Companies, Inc.*                                                                            489,567
Diagnostic Equipment - 1.0%
            13,340    Cytyc Corp.*                                                                                          358,179
E-Commerce/Services - 0.1%
             1,140    WebMD Health Corp. - Class A                                                                           28,100
Food - Canned - 1.0%
            12,770    TreeHouse Foods, Inc.*                                                                                343,258
Food - Dairy Products - 1.4%
            12,905    Dean Foods Co.*                                                                                       501,488
Instruments - Scientific - 2.6%
            14,800    Fisher Scientific International, Inc.*                                                                918,340
Life and Health Insurance - 1.4%
            22,175    Universal American Financial Corp.*                                                                   504,260
Medical - Biomedical and Genetic - 13.4%
             4,130    Amgen, Inc.*                                                                                          329,037
            24,960    Celgene Corp.*                                                                                      1,355,827
            28,835    Fibrogen, Inc. *,++,ss.                                                                               131,199
             8,205    Genentech, Inc.*                                                                                      690,943
            12,600    Genzyme Corp.*                                                                                        902,664
             9,550    ICOS Corp.*                                                                                           263,771
            10,655    Invitrogen Corp.*                                                                                     801,576
            18,660    Nektar Therapeutics*                                                                                  316,287
                                                                                                                          4,791,304
Medical - Drugs - 28.7%
            10,080    Abbott Laboratories                                                                                   427,392
            43,670    Adolor Corp.*                                                                                         466,396
             8,260    AstraZeneca Group PLC (ADR)**                                                                         389,046
            31,730    Cubist Pharmaceuticals, Inc.*                                                                         683,464
            10,925    Eli Lilly and Co.                                                                                     584,706
            15,805    Forest Laboratories, Inc.*                                                                            615,921
            26,360    K-V Pharmaceutical Co. - Class A*                                                                     468,417
            37,345    Ligand Pharmaceuticals, Inc. - Class B*                                                               378,548
             7,010    Merck KGaA**                                                                                          588,906
            15,276    Novartis A.G.**                                                                                       774,686
           105,380    POZEN, Inc.*                                                                                        1,158,125
             8,616    Roche Holding A.G.**                                                                                1,196,675
             8,718    Sanofi-Aventis**                                                                                      720,344
            16,075    Schering-Plough Corp.                                                                                 338,379
             6,540    Sepracor, Inc.*                                                                                       385,795
            17,315    Shire Pharmaceuticals Group PLC (ADR)**                                                               640,482
             9,840    Wyeth                                                                                                 455,297
                                                                                                                         10,272,579
Medical - Generic Drugs - 2.2%
            23,650    Teva Pharmaceutical Industries, Ltd. (ADR)                                                            790,383
Medical - HMO - 11.7%
            12,630    Aetna, Inc.                                                                                         1,087,948
            27,935    Centene Corp.*                                                                                        699,213
            15,420    Coventry Health Care, Inc.*                                                                         1,326,429
            19,310    UnitedHealth Group, Inc.                                                                            1,085,222
                                                                                                                          4,198,812
Medical - Hospitals - 4.4%
            21,555    LifePoint Hospitals, Inc.*                                                                            942,599
             4,465    Triad Hospitals, Inc.*                                                                                202,131
            10,850    United Surgical Partners International, Inc.*                                                         424,344
                                                                                                                          1,569,074
Medical - Nursing Homes - 1.4%
            12,895    Manor Care, Inc.                                                                                      495,297
Medical - Wholesale Drug Distributors - 1.5%
             8,235    Cardinal Health, Inc.                                                                                 522,428
Medical Instruments - 5.0%
            12,820    Guidant Corp.                                                                                         883,170
             5,840    Medtronic, Inc.                                                                                       313,141
            12,865    St. Jude Medical, Inc.*                                                                               602,082
                                                                                                                          1,798,393
Medical Products - 3.2%
             8,360    Baxter International, Inc.                                                                            333,313
             2,485    Cooper Companies, Inc.                                                                                190,376
             7,420    Johnson & Johnson                                                                                     469,538
            12,060    PSS World Medical, Inc.*                                                                              160,880
                                                                                                                          1,154,107
Optical Supplies - 1.4%
             3,855    Alcon, Inc. (U.S. Shares)**                                                                           492,977
Pharmacy Services - 4.3%
            22,370    Caremark Rx, Inc.*                                                                                  1,116,934
             7,460    Medco Health Solutions, Inc.*                                                                         409,032
                                                                                                                          1,525,966
Therapeutics - 11.8%
            22,350    Gilead Sciences, Inc.*                                                                              1,089,786
            29,715    MGI Pharma, Inc.*                                                                                     692,657
            27,645    Nabi Biopharmaceuticals*                                                                              362,150
            16,875    Neurocrine Biosciences, Inc.*                                                                         830,081
            17,970    United Therapeutics Corp.*                                                                          1,254,305
                                                                                                                          4,228,979
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $26,047,753)                                                                                    35,522,435
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.6%
    $      200,000    Commerzbank Capital Markets Corp., 3.93%
                         dated 9/30/05, maturing 10/3/05
                         to be repurchased at $200,066
                         collateralized by $269,705
                         in U.S. Government Agencies
                         4.00% - 5.208%, 10/1/18 - 6/1/35
                         with a value of $204,000
                         (cost $200,000)                                                                                    200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $26,247,753) - 100%                                                                  $     35,722,435
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
--------------------------------------------------------------------------------
France                             $      720,344                2.0%
Germany                                   588,906                1.7%
Israel                                    790,383                2.2%
Switzerland                             3,003,282                8.4%
United Kingdom                          1,029,528                2.9%
United States++                        29,589,992               82.8%
--------------------------------------------------------------------------------
Total                              $   35,722,435              100.0%

++    Includes Short-Term Securities (82.3% excluding Short-Term Securities)

Forward Currency Contracts
Open at September 30, 2005

     Currency Sold and               Currency        Currency        Unrealized
      Settlement Date               Units Sold    Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05                 105,000      $    185,002     $      6,686
British Pound 2/23/06                 220,000           387,560            9,540
Euro 1/27/06                          595,000           719,668           10,219
Swiss Franc 1/27/06                 1,135,000           886,784           14,100
Swiss Franc 2/23/06                   600,000           469,999           15,830
--------------------------------------------------------------------------------
Total                                              $  2,649,013     $     56,375

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

++  Schedule of Fair Valued Securities (as of September 30, 2005)

--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio       Value        Value as a % of
                                                           Investment Securities
--------------------------------------------------------------------------------
Fibrogen, Inc.                                 $131,199            0.4%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities

                                                          Acquisition        Acquisition                          Value as a % of
                                                              Date              Cost              Value        Investment Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio
Fibrogen, Inc. ++                                          12/28/2004         $131,199           $131,199              0.4%
------------------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                               Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio                 $5,342,060
--------------------------------------------------------------------------------

Janus Aspen Global Technology Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.3%
Advanced Materials/Products - 0.2%
             9,970    Ceradyne, Inc.*,#                                                                            $        365,700
Applications Software - 5.2%
           104,810    Citrix Systems, Inc.*                                                                               2,634,923
            39,960    Infosys Technologies, Ltd.                                                                          2,288,234
           138,355    Microsoft Corp.                                                                                     3,559,874
            23,885    Quest Software, Inc.*,#                                                                               359,947
                                                                                                                          8,842,978
Audio and Video Products - 1.1%
            28,800    Sony Corp.**                                                                                          946,300
            43,599    Thomson**,#                                                                                           906,511
                                                                                                                          1,852,811
Commercial Services - Finance - 1.3%
            57,415    Paychex, Inc.                                                                                       2,128,948
Computer Aided Design - 1.4%
            45,173    Dassault Systemes S.A.**,#                                                                          2,334,522
Computer Services - 2.5%
            40,653    Atos Origin S.A.*,**                                                                                2,875,343
           442,997    LogicaCMG PLC**                                                                                     1,375,185
                                                                                                                          4,250,528
Computers - 4.6%
           388,700    Acer, Inc.**                                                                                          773,055
           110,005    Dell, Inc.*                                                                                         3,762,171
            30,960    Hewlett-Packard Co.                                                                                   904,032
            33,885    Research In Motion, Ltd. (U.S. Shares)*                                                             2,317,734
                                                                                                                          7,756,992
Computers - Integrated Systems - 0.2%
            13,930    3D Systems Corp.*,#                                                                                   309,664
Computers - Memory Devices - 2.3%
           296,700    EMC Corp.*                                                                                          3,839,298
Computers - Peripheral Equipment - 2.1%
            88,570    Logitech International S.A.*                                                                        3,581,661
Data Processing and Management - 0.5%
            16,205    NAVTEQ Corp.*                                                                                         809,440
Diversified Operations - 0.7%
           121,000    Hutchison Whampoa, Ltd.                                                                             1,251,748
E-Commerce/Products - 1.9%
            70,235    Amazon.com, Inc.*                                                                                   3,181,646
             1,500    Submarino S.A.*                                                                                        19,505
                                                                                                                          3,201,151
E-Commerce/Services - 1.4%
            52,230    eBay, Inc.*                                                                                         2,151,876
             5,100    WebMD Health Corp. - Class A                                                                          125,710
                                                                                                                          2,277,586
Electric Products - Miscellaneous - 0.8%
           310,000    Toshiba Corp.**                                                                                     1,365,398
Electronic Components - Miscellaneous - 4.1%
         1,077,316    Hon Hai Precision Industry Company, Ltd.**                                                          5,015,603
            73,772    Koninklijke (Royal) Philips Electronics N.V.**                                                      1,960,338
                                                                                                                          6,975,941
Electronic Components - Semiconductors - 13.1%
           129,400    Advanced Micro Devices, Inc.*,#                                                                     3,260,879
         1,346,638    ARM Holdings PLC**                                                                                  2,790,849
           100,040    ATI Technologies, Inc. (U.S. Shares)*,#                                                             1,394,558
            51,205    Broadcom Corp. - Class A*                                                                           2,402,027
            13,810    Fairchild Semiconductor International, Inc.*                                                          205,217
            25,282    Infineon Technologies A.G.**                                                                          248,247
            26,860    International Rectifier Corp.*,#                                                                    1,210,849
             8,370    Samsung Electronics Company, Ltd.**                                                                 4,716,396
           178,005    Texas Instruments, Inc.                                                                             6,034,369
                                                                                                                         22,263,391
Electronic Forms - 0.9%
            49,625    Adobe Systems, Inc.                                                                                 1,481,306
Electronic Measuring Instruments - 1.0%
            20,700    Advantest Corp.**                                                                                   1,604,651
Enterprise Software/Services - 4.0%
           244,310    Oracle Corp.*                                                                                       3,027,001
            21,075    SAP A.G.**                                                                                          3,647,377
                                                                                                                          6,674,378
Entertainment Software - 3.4%
            74,400    Activision, Inc.*                                                                                   1,521,480
            74,295    Electronic Arts, Inc.*                                                                              4,226,643
                                                                                                                          5,748,123
Industrial Automation and Robotics - 0.1%
             7,440    Cognex Corp.                                                                                          223,721
Internet Connectivity Services - 0.8%
            38,545    NDS Group PLC (ADR)*,**                                                                             1,431,947
Internet Infrastructure Software - 0.6%
            22,610    F5 Networks, Inc.*,#                                                                                  982,857
Internet Security - 2.4%
            91,630    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              2,228,442
            37,615    McAfee, Inc.*                                                                                       1,181,863
            28,785    VeriSign, Inc.*                                                                                       615,135
                                                                                                                          4,025,440
Machinery - Print Trade - 0.3%
            12,700    Zebra Technologies Corp. - Class A*,#                                                                 496,443
Medical Instruments - 0.5%
            14,750    Medtronic, Inc.                                                                                       790,895
Miscellaneous Manufacturing - 0.4%
            29,930    Applied Films Corp.*,#                                                                                628,530
Networking Products - 3.7%
           245,545    Cisco Systems, Inc.*                                                                                4,402,623
           317,000    D-Link Corp.**                                                                                        328,601
            66,060    Juniper Networks, Inc.*                                                                             1,571,567
                                                                                                                          6,302,791
Retail - Consumer Electronics - 0.3%
           139,685    Carphone Warehouse PLC**                                                                              490,287
Semiconductor Components/Integrated Circuits - 7.4%
           125,680    CSR PLC*,**                                                                                         1,480,779
            58,260    Cypress Semiconductor Corp.*,#                                                                        876,813
           103,410    Marvell Technology Group, Ltd.*                                                                     4,768,234
            72,435    Maxim Integrated Products, Inc.                                                                     3,089,353
           898,000    Powerchip Semiconductor Corp.**                                                                       500,610
         1,141,084    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                  1,832,721
                                                                                                                         12,548,510
Semiconductor Equipment - 3.1%
            78,475    ASM Lithography Holding N.V. (U.S. Shares)*,**,#                                                    1,295,622
            58,215    KLA-Tencor Corp.                                                                                    2,838,564
            33,085    Lam Research Corp.*                                                                                 1,008,100
                                                                                                                          5,142,286
Telecommunication Equipment - 3.9%
            63,720    Adtran, Inc.                                                                                        2,007,180
            92,735    Alcatel S.A. (ADR)*,**,#                                                                            1,244,504
            62,980    Harris Corp.                                                                                        2,632,564
            83,665    UTStarcom, Inc.*,#                                                                                    683,543
                                                                                                                          6,567,791
Telecommunication Equipment - Fiber Optics - 2.7%
           231,785    Corning, Inc.*                                                                                      4,480,404
Telecommunication Services - 0.9%
            57,350    Amdocs, Ltd. (U.S. Shares)*,**                                                                      1,590,316
Television - 1.1%
           181,238    British Sky Broadcasting Group PLC**
         1,791,730
Web Hosting/Design - 0.5%
            20,655    Macromedia, Inc.*                                                                                     840,039
Web Portals/Internet Service Providers - 4.1%
               536    Yahoo Japan Corp.**                                                                                   627,977
               536    Yahoo Japan Corp.*,**                                                                                 637,421
           168,620    Yahoo!, Inc.*                                                                                       5,706,101
                                                                                                                          6,971,499
Wireless Equipment - 6.8%
           136,795    Motorola, Inc.                                                                                      3,021,802
           118,179    Nokia Oyj**                                                                                         1,979,947
           252,755    Nokia Oyj (ADR)**                                                                                   4,274,086
            21,970    QUALCOMM, Inc.                                                                                        983,158
            32,175    Telefonaktiebolaget LM Ericsson (ADR)#                                                              1,185,327
                                                                                                                         11,444,320
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $117,375,199)                                                                                  155,666,021
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.3%
Applications Software - 0.3%
    $      515,000    Mercury Interactive Corp., 4.75%, notes, due 7/1/07                                                   516,931
Computers - Peripheral Equipment - 0%
         1,000,000    Candescent Technologies Corp., 8.00%, convertible senior subordinated debentures
                       due 5/1/03 (144A)(a),(b),ss.,***                                                                           0
-----------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $663,698)                                                                                       516,931
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Electronic Components - Semiconductors - 0.2%
               900    Samsung Electronics Company, Ltd.**                                                                   391,567
Wireless Equipment - 0.4%
            10,840    Crown Castle International Corp., convertible, 6.25%                                                  560,970
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $872,550)                                                                                       952,537
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.7%
         9,614,492    State Street Navigator Securities Lending Prime Portfolio+ (cost $ 9,614,492)                       9,614,492
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.1%
    $    1,800,000    Commerzbank Capital Markets Corp., 3.93%
                        dated 9/30/05, maturing 10/3/05
                        to be repurchased at $1,800,590
                        collateralized by $2,427,344
                        in U.S. Government Agencies
                        4.00% - 5.208%, 10/1/18 - 6/1/35
                        with a value of $1,836,000
                        (cost $1,800,000)                                                                                 1,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $130,325,939) - 100%                                                                 $    168,549,981
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bermuda                            $    4,768,234                2.7%
Brazil                                     19,505                0.0%
Canada                                  3,712,292                2.2%
Finland                                 6,254,033                3.7%
France                                  7,360,880                4.3%
Germany                                 3,895,624                2.3%
Hong Kong                               1,251,748                0.7%
India                                   2,288,234                1.4%
Israel                                  2,228,442                1.3%
Japan                                   5,181,747                3.2%
Netherlands                             3,255,960                2.0%
South Korea                             5,107,963                3.0%
Sweden                                  1,185,327                0.7%
Switzerland                             3,581,661                2.1%
Taiwan                                  8,450,590                5.0%
United Kingdom                         10,951,093                6.5%
United States++                        99,056,648               58.9%
Total                              $  168,549,981              100.0%
                                   ==============              =====

++ Includes Short-Term Securities and Other Securities (52.1% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at September 30, 2005

     Currency Sold and               Currency        Currency        Unrealized
      Settlement Date               Units Sold    Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05                 115,000      $    202,621     $     7,296
British Pound 2/23/06               1,725,000         3,038,824          74,801
Euro 12/2/05                        1,400,000         1,687,882          (8,302)
Euro 1/27/06                        4,000,000         4,838,101          68,699
Japanese Yen 1/27/06               65,000,000           580,610          16,898
Japanese Yen 2/23/06              165,000,000         1,478,664          60,515
South Korean Won 11/14/05       1,250,000,000         1,198,868          46,152
South Korean Won 11/30/05       1,095,000,000         1,050,363          16,592
Taiwan Dollar 11/14/05             65,000,000         1,967,313         131,263
Taiwan Dollar 11/30/05             60,000,000         1,817,742          84,842
--------------------------------------------------------------------------------
Total                                              $ 17,860,988     $   498,756

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts and/or when-issued securities.

(a)         Rate is subject to change. Rate shown reflects current rate.

(b) Security is a defaulted security with accrued interest in the amount of $40,000 that was written-off December 10, 2001.

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                                     Value as a %
                                                                           Acquisition  Acquisition                 of Investment
                                                                              Date         Cost           Value       Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Candescent Technologies Corp., 8.00%
   convertible senior subordinated debentures, due 5/1/03 (144A) ***         3/6/00      $148,698       $  --               0.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2005. The issuer incurs all registration costs.

*** Schedule of Fair Valued Securities (as of September 30, 2005)

                                                                                                      Value as a %
                                                                                   Value        of Investment Securities
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio
Candescent Technologies Corp., 8.00%
    convertible senior subordinated debentures, due 5/1/03 (144A)                   $ --                  0.0%
---------------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                                   Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                      $ 57,857,150
--------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2005.

Janus Aspen Growth and Income Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.7%
Advertising Sales - 0.1%
             2,025    Lamar Advertising Co.*,#                                                                     $         91,854
Applications Software - 2.7%
           104,176    Microsoft Corp.                                                                                     2,680,448
Audio and Video Products - 0.6%
             5,975    Harman International Industries, Inc.                                                                 611,063
Beverages - Non-Alcoholic - 1.9%
            33,801    PepsiCo, Inc.                                                                                       1,916,855
Broadcast Services and Programming - 1.5%
            43,643    Clear Channel Communications, Inc.#                                                                 1,435,418
Building - Residential and Commercial - 0.6%
               710    NVR, Inc.*,#                                                                                          628,315
Cable Television - 0.9%
            29,908    Comcast Corp. - Special Class A*                                                                      860,752
Computers - 2.2%
            74,445    Hewlett-Packard Co.                                                                                 2,173,794
Computers - Memory Devices - 0.4%
            27,910    EMC Corp.*                                                                                            361,155
Cosmetics and Toiletries - 2.6%
            43,327    Procter & Gamble Co.                                                                                2,576,223
Dental Supplies and Equipment - 0.3%
            47,930    Align Technology, Inc.*                                                                               322,090
Diversified Operations - 5.8%
            55,518    General Electric Co.                                                                                1,869,291
            22,095    Honeywell International, Inc.                                                                         828,563
           354,000    Melco International Development, Ltd.                                                                 419,834
            50,473    Smiths Group PLC                                                                                      853,739
            61,885    Tyco International, Ltd. (U.S. Shares)                                                              1,723,497
                                                                                                                          5,694,924
Electric - Generation - 0.2%
            13,990    AES Corp.*                                                                                            229,856
Electronic Components - Semiconductors - 8.5%
           169,835    Advanced Micro Devices, Inc.*,#                                                                     4,279,842
             1,770    Samsung Electronics Company, Ltd.                                                                     997,374
             6,245    Samsung Electronics Company, Ltd. (GDR)                                                             1,776,703
            37,866    Texas Instruments, Inc.                                                                             1,283,657
                                                                                                                          8,337,576
Electronic Forms - 0.3%
            10,620    Adobe Systems, Inc.                                                                                   317,007
Enterprise Software/Services - 1.8%
           143,420    Oracle Corp.*                                                                                       1,776,974
Entertainment Software - 1.6%
            28,380    Electronic Arts, Inc.*                                                                              1,614,538
Finance - Investment Bankers/Brokers - 3.9%
            50,212    Citigroup, Inc.                                                                                     2,285,650
            45,160    JP Morgan Chase & Co.                                                                               1,532,279
                                                                                                                          3,817,929
Finance - Mortgage Loan Banker - 0.7%
            14,505    Fannie Mae                                                                                            650,114
Food - Canned - 0.5%
            17,491    TreeHouse Foods, Inc.*                                                                                470,158
Food - Dairy Products - 1.3%
            32,950    Dean Foods Co.*                                                                                     1,280,437
Hotels and Motels - 0.8%
            13,300    Four Seasons Hotels, Inc.                                                                             763,420
Industrial Automation and Robotics - 1.2%
            21,520    Rockwell Automation, Inc.                                                                           1,138,408
Medical - Drugs - 5.2%
            13,735    Eli Lilly and Co.                                                                                     735,097
            35,025    Pfizer, Inc.                                                                                          874,574
            16,070    Roche Holding A.G.**                                                                                2,231,962
            15,849    Sanofi-Aventis**                                                                                    1,309,559
                                                                                                                          5,151,192
Medical - HMO - 5.2%
            22,790    Aetna, Inc.                                                                                         1,963,131
            56,696    UnitedHealth Group, Inc.                                                                            3,186,315
                                                                                                                          5,149,446
Networking Products - 1.5%
            82,930    Cisco Systems, Inc.*                                                                                1,486,935
Oil - Field Services - 1.1%
            15,630    Halliburton Co.#                                                                                    1,070,968
Oil Companies - Exploration and Production - 4.2%
             8,385    Apache Corp.                                                                                          630,720
            49,193    EnCana Corp. (U.S. Shares)                                                                          2,868,443
             9,085    EOG Resources, Inc.                                                                                   680,467
                                                                                                                          4,179,630
Oil Companies - Integrated - 10.2%
             9,435    Amerada Hess Corp.                                                                                  1,297,313
            61,900    Exxon Mobil Corp.                                                                                   3,933,126
            32,360    Petro-Canada                                                                                        1,354,527
            55,300    Suncor Energy, Inc.                                                                                 3,349,872
                                                                                                                          9,934,838
Pharmacy Services - 1.6%
            31,065    Caremark Rx, Inc.*                                                                                  1,551,075
Pipelines - 0.8%
             8,391    Kinder Morgan, Inc.                                                                                   806,879
Retail - Consumer Electronics - 1.0%
            22,647    Best Buy Company, Inc.#                                                                               985,824
Retail - Pet Food and Supplies - 0.8%
            36,630    PETsMART, Inc.                                                                                        797,801
Semiconductor Components/Integrated Circuits - 2.3%
            28,630    Linear Technology Corp.                                                                             1,076,202
            28,809    Maxim Integrated Products, Inc.                                                                     1,228,704
                                                                                                                          2,304,906
Shipbuilding - 0.8%
            33,940    Daewoo Shipbuilding & Marine Engineering Company, Ltd.                                                764,341
Super-Regional Banks - 1.6%
            10,440    Fifth Third Bancorp#                                                                                  383,461
            41,515    U.S. Bancorp                                                                                        1,165,741
                                                                                                                          1,549,202
Television - 1.8%
           174,533    British Sky Broadcasting Group PLC                                                                  1,725,444
Therapeutics - 0.6%
            12,875    Neurocrine Biosciences, Inc.*                                                                         633,321
Tobacco - 1.0%
            13,980    Altria Group, Inc.                                                                                  1,030,466
Toys - 1.0%
            55,600    Marvel Entertainment, Inc.*,#                                                                         993,572
Transportation - Railroad - 1.0%
            13,297    Canadian National Railway Co. (U.S. Shares)                                                           943,954
Web Portals/Internet Service Providers - 1.8%
            52,000    Yahoo!, Inc.*                                                                                       1,759,680
Wireless Equipment - 0.8%
            48,270    Nokia Oyj (ADR)**                                                                                     816,246
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $64,575,007)                                                                                    83,385,028
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 6.1%
Automotive - Cars and Light Trucks - 0.8%
               968    Porsche A.G.**                                                                                        743,291
Electronic Components - Semiconductors - 0.8%
             1,760    Samsung Electronics Company, Ltd.                                                                     765,731
Finance - Investment Bankers/Brokers - 3.1%
             5,630    Goldman Sachs Group, Inc., Series BSKT, 9.00% (YES)                                                   613,462
             2,805    Goldman Sachs Group, Inc., Series BSKT, 9.65% (YES)                                                   299,069
             8,270    Goldman Sachs Group, Inc., Series PIXR, 10.60% (YES)                                                  366,816
            38,492    Lehman Brothers Holdings, Inc., Series GLW, 24.25% (YEELDS)                                           705,173
             7,270    Morgan Stanley Co., Series NBIX, 7.25% (PERQ)                                                         338,855
            16,260    Morgan Stanley Co., Series NVDA, 14.30% (PERQ) (144A) ss.                                             431,703
            51,055    Morgan Stanley Co., Series SIRI, 14.00% (PERQ) (144A) ss.                                             325,220
                                                                                                                          3,080,298
Multi-Line Insurance - 0.4%
            18,075    XL Capital, Ltd., convertible, 6.50%#                                                                 412,652
Oil Companies - Integrated - 1.0%
             8,650    Amerada Hess Corp., convertible, 7.00%                                                              1,012,915
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $4,868,432)                                                                                   6,014,887
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.9%
         7,740,485    State Street Navigator Securities Lending Prime Portfolio+ (cost $7,740,485)                        7,740,485
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.3%
    $    1,300,000    Commerzbank Capital Markets Corp., 3.93%
                        dated 9/30/05, maturing 10/3/05
                        to be repurchased at $1,300,426
                        collateralized by $1,753,082
                        in U.S. Government Agencies
                        4.00% - 5.208%, 10/1/18 - 6/1/35
                        with a value of $1,326,000
                        (cost $1,300,000)                                                                                 1,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $78,483,924) - 100%                                                                  $     98,440,400
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bermuda                            $    1,723,497                1.8%
Canada                                  9,280,216                9.4
Cayman Islands                            412,652                0.4
Finland                                   816,246                0.8
France                                  1,309,559                1.3
Germany                                   743,291                0.8
Hong Kong                                 419,834                0.4
South Korea                             4,304,149                4.4
Switzerland                             2,231,962                2.3
United Kingdom                          2,579,183                2.6
United States++                        74,619,811               75.8
Total                              $   98,440,400              100.0%
                                   ==============              =====

++ Includes Short-Term Securities and Other Securities (66.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at September 30, 2005

     Currency Sold and               Currency        Currency        Unrealized
      Settlement Date               Units Sold    Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
Euro 12/2/05                           85,000      $    102,479     $        764
Euro 1/27/06                          705,000           852,715           12,164
Swiss Franc 1/27/06                   505,000           394,560            5,922
Swiss Franc 2/23/06                   390,000           305,500           10,290
--------------------------------------------------------------------------------
Total                                              $  1,655,254     $     29,140

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

PERQ              Performance Equity-Linked Redemption Quarterly-Pay Securities

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

YEELDS            Yield Enhancing Equity Linked Debt Security

YES               Yield Enhanced Security

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities

                                                                                                             Value as a % of
                                                        Acquisition        Acquisition                          Investment
                                                            Date              Cost              Value           Securities
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio
Morgan Stanley Co., Series NVDA
   14.30% (PERQ) (144A)                                   4/28/05            $352,517           $431,703            0.4%

Morgan Stanley Co., Series SIRI
   14.00% (PERQ) (144A)                                    8/3/05             351,769            325,220            0.3%
-----------------------------------------------------------------------------------------------------------------------------
                                                                             $704,286           $756,923            0.7%
-----------------------------------------------------------------------------------------------------------------------------

The Portfolio has registration rights for certain restricted securities held as of September 30, 2005. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                                  Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                     $12,841,543
--------------------------------------------------------------------------------

Janus Aspen International Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.0%
Apparel Manufacturers - 2.2%
         1,588,968    Burberry Group PLC                                                                           $     12,107,277
            60,422    Hermes International#                                                                              14,269,483
                                                                                                                         26,376,760
Audio and Video Products - 1.6%
           599,900    Sony Corp.                                                                                         19,711,302
Automotive - Cars and Light Trucks - 1.4%
           715,941    Maruti Udyog, Ltd.                                                                                  9,093,615
           638,021    Tata Motors, Ltd.                                                                                   7,757,714
                                                                                                                         16,851,329
Automotive - Truck Parts and Equipment - Original - 0%
             3,510    TI Automotive, Ltd.*,(a),(b)                                                                                0
Brewery - 0.6%
            55,752    Hite Brewery Company, Ltd.                                                                          6,892,197
Broadcast Services and Programming - 1.8%
           295,921    Grupo Televisa S.A. (ADR)#                                                                         21,220,495
Commercial Banks - 8.6%
           569,842    Anglo Irish Bank Corporation PLC                                                                    7,759,521
         3,351,600    Bangkok Bank Public Company, Ltd.                                                                   8,573,955
           158,956    Julius Baer Holding, Ltd.                                                                          12,438,487
           340,820    K(b)kmin Bank*                                                                                     20,086,661
             1,515    Mitsubishi Tokyo Financial Group, Inc.                                                             19,885,042
             4,411    Mizuho Financial Group, Inc.                                                                       28,054,458
           527,785    Punjab National Bank, Ltd.                                                                          5,409,931
                                                                                                                        102,208,055
Computer Services - 0.9%
           483,500    Park24 Company, Ltd.                                                                               10,328,466
Computers - 0.5%
            83,025    Research In Motion, Ltd. (U.S. Shares)*                                                             5,670,608
Computers - Peripheral Equipment - 0.8%
           232,201    Logitech International S.A.*                                                                        9,389,921
Cosmetics and Toiletries - 1.1%
           221,980    LG Household & Health Care, Ltd.                                                                   12,742,311
Distribution/Wholesale - 2.3.%
         3,755,000    Esprit Holdings, Ltd.                                                                              28,075,309
Diversified Minerals - 5.7%
        24,764,630    Caemi Mineracao e Metalurgica S.A.                                                                 39,308,937
           643,750    Companhia Vale do Rio Doce (ADR)                                                                   28,234,875
                                                                                                                         67,543,812
Diversified Operations - 3.7%
           365,300    Bradespar S.A.*                                                                                    10,197,999
           297,082    Louis Vuitton Moet Hennessy S.A.#                                                                  24,493,510
         7,557,000    Melco International Development, Ltd.                                                               8,962,391
                                                                                                                         43,653,900
Diversified Operations-Commercial Services - 0.4%
         1,621,469    Rentokil Initial PLC                                                                                4,726,043
E-Commerce/Products - 0.2%
           160,500    Submarino S.A.*                                                                                     2,087,033
Electric - Integrated - 0.7%
           616,416    Reliance Energy, Ltd.                                                                               8,168,862
Electric Products - Miscellaneous - 2.4%
         6,568,000    Toshiba Corp.                                                                                      28,928,823
Electronic Components - Miscellaneous - 0.4%
         1,061,415    Hon Hai Precision Industry Company, Ltd.                                                            4,941,574
Electronic Components - Semiconductors - 6.4%
         9,765,012    ARM Holdings PLC                                                                                   20,237,564
         6,462,000    Chartered Semiconductor Manufacturing, Ltd.*                                                        4,391,892
           447,799    Infineon Technologies A.G.                                                                          4,396,993
            83,070    Samsung Electronics Company, Ltd.                                                                  46,808,969
                                                                                                                         75,835,418
Enterprise Software/Services - 0.4%
            25,059    SAP A.G.                                                                                            4,336,874
Finance - Investment Bankers/Brokers - 2.0%
         2,131,000    Mitsubishi Securities Company, Ltd.                                                                23,802,925
Finance - Mortgage Loan Banker - 1.5%
           753,457    Housing Development Finance Corporation, Ltd.                                                      17,821,216
Gambling-Non Hotel - 0.4%
           167,710    OPAP S.A.                                                                                           5,208,373
Insurance Brokers - 1.5%
           491,490    Willis Group Holdings, Ltd.                                                                        18,455,450
Internet Connectivity Services - 0.7%
           220,875    NDS Group PLC (ADR)*,#                                                                              8,205,506
Internet Gambling - 1.0%
         4,000,295    IG Group Holdings PLC*                                                                             12,206,347
Internet Security - 1.3%
           624,212    Check Point Software Technologies, Ltd. (U.S. Shares)*,#                                           15,180,836
Investment Companies - 0.8%
         2,476,420    SM Investments Corp.                                                                                9,628,314
Machinery - Construction and Mining - 0.7%
           585,000    Komatsu, Ltd.                                                                                       7,966,966
Medical - Drugs - 3.0%
           146,275    Roche Holding A.G.                                                                                 20,316,129
           192,258    Sanofi-Aventis                                                                                     15,885,749
                                                                                                                         36,201,878
Metal - Diversified - 1.1%
           273,315    Inco, Ltd.                                                                                         12,928,681
Miscellaneous Manufacturing - 0.7%
         4,315,251    FKI PLC                                                                                             8,486,498
Motion Pictures and Services - 0.4%
           303,900    Toho Company, Ltd.                                                                                  4,818,710
Oil - Field Services - 1.8%
           355,887    Technip S.A.#                                                                                      21,061,085
Oil Companies - Exploration and Production - 1.9%
           162,392    Niko Resources, Ltd.                                                                                7,124,294
           236,058    Oil and Natural Gas Corporation, Ltd.                                                               5,697,507
           429,541    Western Oil Sands, Inc. - Class A*                                                                 10,179,660
                                                                                                                         23,001,461
Oil Companies - Integrated - 3.4%
           378,190    Lukoil (ADR)                                                                                       21,866,946
           302,975    Suncor Energy, Inc.                                                                                18,353,118
                                                                                                                         40,220,064
Paper and Related Products - 1.1%
           240,245    Aracruz Celulose S.A. (ADR)#                                                                        9,749,142
           516,700    Suzano Bahia Sul Papel e Celulose S.A.                                                              2,907,625
                                                                                                                         12,656,767
Petrochemicals - 8.0%
           675,051    Indian Petrochemicals Corp.                                                                         3,625,203
           593,360    LG Petrochemical Company, Ltd.                                                                     15,750,908
         4,224,262    Reliance Industries, Ltd.                                                                          76,258,716
                                                                                                                         95,634,827
Power Converters and Power Supply Equipment - 0.5%
           219,688    Bharat Heavy Electricals, Ltd.                                                                      6,118,077
Property and Casualty Insurance - 0.9%
               661    Millea Holdings, Inc.                                                                              10,597,428
Real Estate Management/Services - 1.9%
         1,668,000    Mitsubishi Estate Company, Ltd.                                                                    22,892,389
Real Estate Operating/Development - 5.2%
        34,245,400    Ayala Land, Inc.                                                                                    4,886,092
        39,916,000    China Overseas Land & Investment, Ltd.                                                             11,963,454
         5,394,000    Hang Lung Properties, Ltd.                                                                          8,587,456
             1,239    NTT Urban Development Corp.                                                                         6,352,167
           993,515    Sumitomo Realty & Development Company, Ltd.                                                        14,720,686
         1,445,000    Sun Hung Kai Properties, Ltd.                                                                      14,967,192
                                                                                                                         61,477,047
Semiconductor Components/Integrated Circuits - 0.8%
         6,212,767    Taiwan Semiconductor Manufacturing Company, Ltd.                                                    9,978,469
Semiconductor Equipment - 2.5%
         1,796,440    ASML Holding N.V.*                                                                                 29,492,663
Steel - Producers - 1.9%
         2,315,186    Tata Steel, Ltd.                                                                                   22,306,479
Storage and Warehousing - 0.4%
           828,000    Sumitomo Warehouse Company, Ltd.                                                                    5,076,533
Telecommunication Services - 2.5%
         1,087,920    Amdocs, Ltd. (U.S. Shares)*,#                                                                      30,168,022
Television - 1.7%
         2,055,855    British Sky Broadcasting Group PLC                                                                 20,324,304
Tobacco - 1.4%
         1,553,215    ITC, Ltd.                                                                                           4,832,264
               776    Japan Tobacco, Inc.                                                                                12,236,081
                                                                                                                         17,068,345
Transportation - Railroad - 1.9%
           575,300    All America Latina Logistica                                                                       22,829,365
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $760,189,839)                                                                                1,131,504,117
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.7%
        44,526,245    State State Street Navigator Securities
                        Lending Prime Portfolio Prime Portfolio +
                        (cost $44,526,245)                                                                               44,526,245
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.3%
    $   14,900,000    Commerzbank Capital Markets Corp., 3.93%
                         dated 9/30/05, maturing 10/3/05
                         to be repurchased at $14,904,880
                         collateralized by $20,093,016
                         in U.S. Government Agencies
                         4.00% - 5.208%, 10/1/18 - 6/1/35
                         with a value of $15,198,000
                         (cost $14,900,000)                                                                              14,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $819,616,084) - 100%                                                                 $  1,190,930,362
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                            $   46,530,759                3.9%
Brazil                                115,314,976                9.7%
Canada                                 54,256,361                4.5%
France                                 75,709,827                6.4%
Germany                                 8,733,867                0.7%
Greece                                  5,208,373                0.4%
Hong Kong                              44,480,493                3.7%
India                                 167,089,584               14.0%
Ireland                                 7,759,521                0.7%
Israel                                 15,180,836                1.3%
Japan                                 215,371,976               18.1%
Mexico                                 21,220,495                1.8%
Netherlands                            29,492,663                2.5%
Philippines                            14,514,406                1.2%
Russia                                 21,866,946                1.8%
Singapore                               4,391,892                0.4%
South Korea                           102,281,046                8.6%
Switzerland                            42,144,537                3.5%
Taiwan                                 14,920,043                1.3%
Thailand                                8,573,955                0.7%
United Kingdom                        116,461,561                9.8%
United States++                        59,426,245                5.0%
--------------------------------------------------------------------------------
Total                              $1,190,930,362              100.0%

++ Includes Short-Term Securities and Other Securities (0.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

(a)         Security is illiquid.

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

(b) Schedule of Fair Valued Securities (as of September 30, 2005)

--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio       Value       Value as a % of
                                                          Investment Securities
--------------------------------------------------------------------------------
TI Automotive, Ltd.                                --              0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Portfolio's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                               Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                $44,526,245
--------------------------------------------------------------------------------

Janus Aspen Large Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.3%
Aerospace and Defense - 6.7%
           504,187    BAE Systems PLC**                                                                            $      3,054,682
           531,359    Boeing Co.                                                                                         36,105,843
            30,855    General Dynamics Corp.                                                                              3,688,715
           275,215    Lockheed Martin Corp.                                                                              16,799,124
            72,620    Northrop Grumman Corp.                                                                              3,946,897
                                                                                                                         63,595,261
Agricultural Chemicals - 0.2%
           150,825    CF Industries Holdings, Inc.*,#                                                                     2,233,718
Agricultural Operations - 0.8%
           112,775    Monsanto Co.                                                                                        7,076,631
Airlines - 0.4%
            89,950    AMR Corp.*,#                                                                                        1,005,641
            53,125    JetBlue Airways Corp.*,#                                                                              935,000
           118,270    Southwest Airlines Co.                                                                              1,756,310
                                                                                                                          3,696,951
Apparel Manufacturers - 1.1%
           812,565    Burberry Group PLC**                                                                                6,191,408
            83,310    Coach, Inc.*                                                                                        2,612,602
            84,985    Quiksilver, Inc.*,#                                                                                 1,228,033
                                                                                                                         10,032,043
Applications Software - 1.0%
            67,970    Citrix Systems, Inc.*                                                                               1,708,766
           305,880    Microsoft Corp.                                                                                     7,870,292
                                                                                                                          9,579,058
Athletic Footwear - 1.0%
           109,197    NIKE, Inc. - Class B                                                                                8,919,211
Automotive - Cars and Light Trucks - 0.2%
            40,101    BMW A.G.**                                                                                          1,879,139
Beverages - Non-Alcoholic - 0.4%
            65,716    PepsiCo, Inc.                                                                                       3,726,754
Beverages - Wine and Spirits - 0.5%
            79,834    Diageo PLC (ADR)**,#                                                                                4,631,170
Building - Residential and Commercial - 2.2%
           161,921    D.R. Horton, Inc.                                                                                   5,864,779
             7,133    NVR, Inc.*,#                                                                                        6,312,348
           208,284    Pulte Homes, Inc.#                                                                                  8,939,549
                                                                                                                         21,116,676
Building and Construction Products - Miscellaneous - 0.5%
           148,538    Masco Corp.                                                                                         4,557,146
Cable Television - 3.3%
         1,094,852    Comcast Corp. - Special Class A*                                                                   31,509,841
Casino Hotels - 0.7%
            95,505    Harrah's Entertainment, Inc.                                                                        6,225,971
Chemicals - Diversified - 0.4%
           141,761    Lyondell Chemical Co.                                                                               4,057,200
Chemicals - Specialty - 0.3%
            25,425    Syngenta A.G.*                                                                                      2,661,224
Commercial Banks - 0.4%
            46,433    UBS A.G. (ADR)                                                                                      3,970,022
Commercial Services - 0.2%
            50,850    Iron Mountain, Inc.*,#                                                                              1,866,195
Commercial Services - Finance - 1.1%
            70,965    Moody's Corp.                                                                                       3,624,892
           172,476    Paychex, Inc.                                                                                       6,395,410
                                                                                                                         10,020,302
Computers - 2.8%
           166,410    Dell, Inc.*                                                                                         5,691,222
           262,375    Hewlett-Packard Co.                                                                                 7,661,350
           191,512    Research In Motion, Ltd. (U.S. Shares)*                                                            13,099,421
                                                                                                                         26,451,993
Computers - Memory Devices - 0.8%
           565,320    EMC Corp.*                                                                                          7,315,241
Containers - Metal and Glass - 0.4%
           111,651    Ball Corp.                                                                                          4,102,058
Cosmetics and Toiletries - 3.1%
           482,946    Procter & Gamble Co.                                                                               28,715,969
Cruise Lines - 0.9%
           161,881    Carnival Corp. (U.S. Shares)                                                                        8,090,812
Data Processing and Management - 0.9%
           111,750    First Data Corp.                                                                                    4,470,000
            69,550    NAVTEQ Corp.*                                                                                       3,474,023
                                                                                                                          7,944,023
Dental Supplies and Equipment - 0.7%
           173,184    Patterson Companies, Inc.*,#                                                                        6,932,556
Distribution/Wholesale - 0.5%
           578,502    Esprit Holdings, Ltd.                                                                               4,325,332
Diversified Financial Services - 0.4%
            77,890    Morgan Stanley Co.*                                                                                 4,201,387
Diversified Minerals - 1.4%
           300,525    Companhia Vale do Rio Doce (ADR)                                                                   13,181,027
Diversified Operations - 1.5%
           151,090    General Electric Co.                                                                                5,087,200
           179,114    Honeywell International, Inc.                                                                       6,716,776
           146,850    Smiths Group PLC**                                                                                  2,483,934
                                                                                                                         14,287,910
Diversified Operations-Commercial Services - 0.1%
            36,543    ARAMARK Corp.- Class B                                                                                976,064
E-Commerce/Services - 1.2%
           276,975    eBay, Inc.*                                                                                        11,411,370
Electric - Generation - 0.3%
           159,967    AES Corp.*                                                                                          2,628,258
Electric Products - Miscellaneous - 0.2%
            20,515    Emerson Electric Co.                                                                                1,472,977
Electronic Components - Miscellaneous - 0.7%
           253,817    Koninklijke (Royal) Philips Electronics N.V. (U.S. Shares)**                                        6,771,838
Electronic Components - Semiconductors - 0.9%
           246,605    Texas Instruments, Inc.                                                                             8,359,910
Electronic Forms - 0.6%
           184,392    Adobe Systems, Inc.                                                                                 5,504,101
Enterprise Software/Services - 1.5%
           393,950    Oracle Corp.*                                                                                       4,881,041
           208,175    SAP A.G. (ADR)**,#                                                                                  9,020,222
                                                                                                                         13,901,263
Entertainment Software - 0.7%
           119,560    Electronic Arts, Inc.*                                                                              6,801,768
Finance - Credit Card - 0.3%
            62,300    Credit Saison Co., Ltd.                                                                             2,733,034
Finance - Investment Bankers/Brokers - 0.6%
            93,652    Merrill Lynch & Company, Inc.                                                                       5,745,550
Finance - Other Services - 0.2%
             6,395    Chicago Mercantile Exchange Holdings, Inc.#                                                         2,157,034
Financial Guarantee Insurance - 0.6%
            88,649    MBIA, Inc.*,#                                                                                       5,373,902
Food - Confectionary - 0.3%
            44,668    Wm. Wrigley Jr. Co.                                                                                 3,210,736
Food - Retail - 1.1%
            77,534    Whole Foods Market, Inc.                                                                           10,424,446
Investment Management and Advisory Services - 0.3%
            48,430    T. Rowe Price Group, Inc.                                                                           3,162,479
Medical - Biomedical and Genetic - 2.8%
           125,565    Amgen, Inc.*                                                                                       10,003,764
            95,988    Celgene Corp.*                                                                                      5,214,068
            82,540    Genentech, Inc.*                                                                                    6,950,693
            50,545    Invitrogen Corp.*,#                                                                                 3,802,500
                                                                                                                         25,971,025
Medical - Drugs - 2.3%
           321,821    Eli Lilly and Co.                                                                                  17,223,861
            58,546    Sanofi-Aventis (ADR)**                                                                              2,432,586
            42,668    Wyeth                                                                                               1,974,248
                                                                                                                         21,630,695
Medical - Generic Drugs - 1.0%
           284,044    Teva Pharmaceutical Industries, Ltd. (ADR)#                                                         9,492,750
Medical - HMO - 3.5%
           136,700    Coventry Health Care, Inc.*                                                                        11,758,934
           377,353    UnitedHealth Group, Inc.                                                                           21,207,239
                                                                                                                         32,966,173
Medical Instruments - 1.1%
            32,445    Intuitive Surgical, Inc.*,#                                                                         2,377,894
           121,298    Medtronic, Inc.                                                                                     6,503,999
            24,186    St. Jude Medical, Inc.*                                                                             1,131,905
                                                                                                                         10,013,798
Medical Products - 1.0%
            53,602    Johnson & Johnson                                                                                   3,391,935
            34,493    Stryker Corp.                                                                                       1,704,989
           112,006    Varian Medical Systems, Inc.*,#                                                                     4,425,357
                                                                                                                          9,522,281
Metal - Diversified - 0.4%
            80,815    Inco, Ltd. (U.S. Shares)#                                                                           3,826,590
Metal Processors and Fabricators - 0.9%
           167,990    Precision Castparts Corp.                                                                           8,920,269
Motorcycle and Motor Scooter Manufacturing - 0.8%
           151,441    Harley-Davidson, Inc.#                                                                              7,335,802
Networking Products - 4.9%
         2,132,137    Cisco Systems, Inc.*                                                                               38,229,216
           351,085    Juniper Networks, Inc.*                                                                             8,352,312
                                                                                                                         46,581,528
Oil - Field Services - 2.0%
           160,855    Halliburton Co.                                                                                    11,021,785
            94,011    Schlumberger, Ltd. (U.S. Shares)**                                                                  7,932,648
                                                                                                                         18,954,433
Oil and Gas Drilling - 0.5%
            75,509    Transocean, Inc.*                                                                                   4,629,457
Oil Companies - Exploration and Production - 2.0%
           115,084    Apache Corp.                                                                                        8,656,618
            53,570    EnCana Corp. (U.S. Shares)                                                                          3,123,667
            93,765    EOG Resources, Inc.                                                                                 7,022,999
                                                                                                                         18,803,284
Oil Companies - Integrated - 2.2%
            24,045    Amerada Hess Corp.                                                                                  3,306,188
           223,919    Exxon Mobil Corp.                                                                                  14,227,813
            58,982    Suncor Energy, Inc. (U.S. Shares)                                                                   3,570,180
                                                                                                                         21,104,181
Optical Supplies - 1.9%
           138,743    Alcon, Inc. (U.S. Shares)                                                                          17,742,455
Pharmacy Services - 1.8%
           334,276    Caremark Rx, Inc.*                                                                                 16,690,401
Property and Casualty Insurance - 0.5%
           128,145    W. R. Berkley Corp.                                                                                 5,059,165
Reinsurance - 0.3%
            98,250    Montpelier Re Holdings, Ltd. (U.S. Shares)#                                                         2,441,513
Retail - Apparel and Shoe - 0.8%
            76,392    Industria de Diseno Textil S.A.**                                                                   2,242,044
           163,610    Nordstrom, Inc.                                                                                     5,615,095
                                                                                                                          7,857,139
Retail - Building Products - 1.6%
           229,784    Lowe's Companies, Inc.                                                                             14,798,090
Retail - Consumer Electronics - 0.7%
           143,790    Best Buy Company, Inc.#                                                                             6,259,179
Retail - Discount - 0.9%
            42,887    Costco Wholesale Corp.                                                                              1,848,001
           136,105    Target Corp.                                                                                        7,067,932
                                                                                                                          8,915,933
Retail - Drug Store - 1.0%
           214,721    Walgreen Co.                                                                                        9,329,627
Retail - Major Department Stores - 0.2%
            43,169    J.C. Penney Company, Inc.                                                                           2,047,074
Retail - Office Supplies - 0.9%
           101,680    Office Depot, Inc.*                                                                                 3,019,896
           269,198    Staples, Inc.                                                                                       5,739,301
                                                                                                                          8,759,197
Semiconductor Components/Integrated Circuits - 5.0%
           469,316    Linear Technology Corp.                                                                            17,641,588
           692,970    Maxim Integrated Products, Inc.                                                                    29,555,170
                                                                                                                         47,196,758
Semiconductor Equipment - 0.3%
            95,065    Novellus Systems, Inc.*                                                                             2,384,230
Soap and Cleaning Preparations - 0.7%
           217,144    Reckitt Benckiser PLC**                                                                             6,614,359
Telecommunication Equipment - Fiber Optics - 1.2%
           570,653    Corning, Inc.*                                                                                     11,030,722
Television - 0.3%
           289,642    British Sky Broadcasting Group PLC**                                                                2,863,418
Textile-Home Furnishings - 0.1%
             9,230    Mohawk Industries, Inc.*                                                                              740,708
Therapeutics - 0.9%
           173,823    Gilead Sciences, Inc.*                                                                              8,475,609
Transportation - Services - 1.3%
           183,607    United Parcel Service, Inc. - Class B                                                              12,692,752
Web Portals/Internet Service Providers - 2.8%
            19,845    Google, Inc. - Class A*                                                                             6,280,149
           603,464    Yahoo!, Inc.*                                                                                      20,421,221
                                                                                                                         26,701,370
Wireless Equipment - 2.3%
           144,305    Crown Castle International Corp.*                                                                   3,554,232
           654,827    Nokia Oyj (ADR)**                                                                                  11,073,124
           167,245    QUALCOMM, Inc.                                                                                      7,484,214
                                                                                                                         22,111,570
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $708,912,232)                                                                                  898,001,086
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.8%
        36,202,475    State Street Navigator Securities Lending Prime Portfolio
                         Prime Portfolio +
                         (cost $36,202,475)                                                                              36,202,475
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.9%
    $    8,600,000    Commerzbank Capital Markets Corp., 3.93%
                         dated 9/30/05, maturing 10/3/05
                         to be repurchased at $8,602,817
                         collateralized by $11,597,311
                         in U.S. Government Agencies
                         4.00% - 5.208%, 10/1/18 - 6/1/35
                         with a value of $8,772,000
                         (cost $8,600,000)                                                                                8,600,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $753,714,707) - 100%                                                                 $    942,803,561
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
--------------------------------------------------------------------------------
Bermuda                            $    6,766,845                0.7%
Brazil                                 13,181,027                1.4%
Canada                                 23,619,858                2.5%
Cayman Islands                          4,629,457                0.5%
Finland                                11,073,124                1.2%
France                                  2,432,586                0.2%
Germany                                10,899,361                1.2%
Israel                                  9,492,750                1.0%
Japan                                   2,733,034                0.3%
Netherlands                            14,704,486                1.6%
Panama                                  8,090,812                0.9%
Spain                                   2,242,044                0.2%
Switzerland                            24,373,701                2.6%
United Kingdom                         25,838,971                2.7%
United States++                       782,725,505               83.0%
--------------------------------------------------------------------------------
Total                              $  942,803,561              100.0%

++ Includes Short-Term Securities and Other Securities (78.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open at September 30, 2005

    Currency Sold and                Currency       Currency        Unrealized
      Settlement Date               Units Sold   Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 12/2/05               5,375,000      $  9,470,347     $   342,252
British Pound 1/27/06                 600,000         1,056,977            (196)
British Pound 2/23/06               1,800,000         3,170,947          78,053
Euro 1/27/06                        9,750,000        11,792,872         168,128
Euro 2/9/06                           900,000         1,089,415          46,772
--------------------------------------------------------------------------------
Total                                              $ 26,580,558     $   635,009

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                                   Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                        $98,213,825
--------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.9%
Advertising Sales - 2.5%
           470,396    Lamar Advertising Co.*                                                                       $     21,337,163
Airlines - 0.9%
           169,709    Ryanair Holdings PLC (ADR)*,#                                                                       7,726,851
Apparel Manufacturers - 0.6%
           156,537    Coach, Inc.*                                                                                        4,909,000
Applications Software - 0.3%
            99,973    Citrix Systems, Inc.*                                                                               2,513,321
Audio and Video Products - 1.4%
           119,134    Harman International Industries, Inc.                                                              12,183,834
Batteries and Battery Systems - 0.4%
            61,860    Energizer Holdings, Inc.*                                                                           3,507,462
Broadcast Services and Programming - 0.4%
           242,180    CKX, Inc.*                                                                                          3,044,203
Building - Mobile Home and Manufactured Homes - 1.2%
           305,065    Thor Industries, Inc.                                                                              10,372,210
Building - Residential and Commercial - 1.5%
            14,750    NVR, Inc.*                                                                                         13,053,013
Casino Services - 0.5%
           135,168    Scientific Games Corp.-Class A*,#                                                                   4,190,208
Cellular Telecommunications - 2.6%
           871,687    Nextel Partners, Inc. - Class A*,#                                                                 21,879,344
Commercial Services - 1.3%
            99,775    Alliance Data Systems Corp.*                                                                        3,906,191
           193,752    Iron Mountain, Inc.*,#                                                                              7,110,699
                                                                                                                         11,016,890
Commercial Services - Finance - 3.1%
           233,094    Jackson Hewitt Tax Service, Inc.                                                                    5,573,278
           173,381    Moody's Corp.                                                                                       8,856,301
           312,410    Paychex, Inc.                                                                                      11,584,163
                                                                                                                         26,013,742
Computers - 0.9%
           136,404    Apple Computer, Inc.*                                                                               7,312,618
Computers - Integrated Systems - 0.7%
           183,689    NCR Corp.*                                                                                          5,861,516
Containers - Metal and Glass - 2.2%
           371,361    Ball Corp.                                                                                         13,643,803
           256,117    Owens-Illinois, Inc.*                                                                               5,281,133
                                                                                                                         18,924,936
Cruise Lines - 0.7%
           133,156    Royal Caribbean Cruises, Ltd. (U.S. Shares)#                                                        5,752,339
Data Processing and Management - 1.4%
           236,379    NAVTEQ Corp.*                                                                                      11,807,131
Dental Supplies and Equipment - 0.9%
           190,840    Patterson Companies, Inc.*                                                                          7,639,325
Diversified Operations - 0.5%
           117,184    Pentair, Inc.                                                                                       4,277,216
Electric Products - Miscellaneous - 1.4%
           277,607    AMETEK, Inc.                                                                                       11,928,773
Electronic Components - Semiconductors - 3.5%
           609,450    Advanced Micro Devices, Inc.*,#                                                                    15,358,140
           292,199    ATI Technologies, Inc. (U.S. Shares)*,#                                                             4,073,254
           222,179    International Rectifier Corp.*,#                                                                   10,015,829
                                                                                                                         29,447,223
Electronic Measuring Instruments - 0.2%
            58,065    Trimble Navigation, Ltd.*                                                                           1,956,210
Entertainment Software - 1.4%
           238,834    Activision, Inc.*                                                                                   4,884,155
           127,640    Electronic Arts, Inc.*                                                                              7,261,440
                                                                                                                         12,145,595
Fiduciary Banks - 1.2%
            99,288    Investors Financial Services Corp.#                                                                 3,266,575
           128,953    Northern Trust Corp.                                                                                6,518,574
                                                                                                                          9,785,149
Finance - Other Services - 1.1%
            26,863    Chicago Mercantile Exchange Holdings, Inc.                                                          9,060,890
Food - Canned - 0.8%
           258,890    TreeHouse Foods, Inc.*                                                                              6,958,963
Food - Dairy Products - 1.8%
           397,371    Dean Foods Co.*                                                                                    15,441,837
Hotels and Motels - 1.1%
           156,096    Starwood Hotels & Resorts Worldwide, Inc.                                                           8,924,008
Human Resources - 1.5%
           232,499    Manpower, Inc.                                                                                     10,320,631
            80,155    Robert Half International, Inc.                                                                     2,852,716
                                                                                                                         13,173,347
Independent Power Producer - 1.2%
           681,311    Reliant Energy, Inc.*                                                                              10,519,442
Industrial Automation and Robotics - 0.5%
            73,371    Rockwell Automation, Inc.#                                                                          3,881,326
Instruments - Scientific - 1.3%
           182,583    Fisher Scientific International, Inc.*                                                             11,329,275
Insurance Brokers - 0.4%
            98,255    Willis Group Holdings, Ltd.                                                                         3,689,475
Internet Infrastructure Software - 1.1%
           128,365    F5 Networks, Inc.*,#                                                                                5,580,027
           417,961    TIBCO Software, Inc.*,#                                                                             3,494,154
                                                                                                                          9,074,181
Internet Security - 0.6%
           196,307    Check Point Software Technologies, Ltd. (U.S. Shares)*                                              4,774,186
Investment Management and Advisory Services - 2.3%
            78,945    National Financial Partners Corp.#                                                                  3,563,577
           248,923    T. Rowe Price Group, Inc.                                                                          16,254,672
                                                                                                                         19,818,249
Leisure and Recreation Products - 0.5%
           121,517    Brunswick Corp.                                                                                     4,584,836
Machinery - Construction and Mining - 1.3%
           220,634    Terex Corp.*                                                                                       10,905,939
Machinery - Pumps - 0.5%
           134,230    Graco, Inc.                                                                                         4,601,404
Medical - Biomedical and Genetic - 3.8%
           388,073    Celgene Corp.*                                                                                     21,080,126
           144,540    Invitrogen Corp.*                                                                                  10,873,744
                                                                                                                         31,953,870
Medical - Drugs - 0.5%
            52,477    Merck KGaA                                                                                          4,408,560
Medical - HMO - 2.1%
           214,260    Centene Corp.*                                                                                      5,362,928
           143,841    Coventry Health Care, Inc.*                                                                        12,373,203
                                                                                                                         17,736,131
Medical - Nursing Homes - 0.7%
           165,900    Manor Care, Inc.                                                                                    6,372,219
Medical Instruments - 1.7%
            50,565    Foxhollow Technologies, Inc.*,#                                                                     2,407,400
            52,462    Intuitive Surgical, Inc.*,#                                                                         3,844,940
           169,672    St. Jude Medical, Inc.*                                                                             7,940,649
                                                                                                                         14,192,989
Medical Products - 0.6%
           135,108    Varian Medical Systems, Inc.*                                                                       5,338,117
Miscellaneous Manufacturing - 0.7%
         2,880,250    FKI PLC                                                                                             5,664,383
Motion Pictures and Services - 0.6%
           540,902    Lions Gate Entertainment Corp. (U.S. Shares)*,#                                                     5,160,205
Multi-Line Insurance - 1.1%
           247,771    Assurant, Inc.                                                                                      9,430,164
Oil Companies - Exploration and Production - 3.8%
           334,419    EOG Resources, Inc.#                                                                               25,047,982
           165,031    Murphy Oil Corp.                                                                                    8,230,096
                                                                                                                         33,278,078
Optical Supplies - 0.8%
            52,018    Alcon, Inc. (U.S. Shares)                                                                           6,652,062
Pipelines - 2.3%
           200,778    Kinder Morgan, Inc.                                                                                19,306,812
Printing - Commercial - 0.6%
           132,755    R.R. Donnelley & Sons Co.                                                                           4,921,228
Property and Casualty Insurance - 0.8%
           161,687    W. R. Berkley Corp.                                                                                 6,383,403
Publishing - Periodicals - 0.5%
           142,671    Dex Media, Inc.                                                                                     3,964,827
Recreational Vehicles - 0.6%
           101,313    Polaris Industries, Inc.#                                                                           5,020,059
Reinsurance - 1.9%
             4,656    Berkshire Hathaway, Inc. - Class B*                                                                12,715,536
           121,055    Montpelier Re Holdings, Ltd. (U.S. Shares)#                                                         3,008,217
                                                                                                                         15,723,753
Respiratory Products - 0.9%
           180,724    Respironics, Inc.*                                                                                  7,622,938
Retail - Auto Parts - 0.7%
           147,408    Advance Auto Parts, Inc.*                                                                           5,701,741
Retail - Office Supplies - 1.7%
           132,845    Office Depot, Inc.*                                                                                 3,945,497
           500,760    Staples, Inc.                                                                                      10,676,203
                                                                                                                         14,621,700
Retail - Restaurants - 0.9%
           159,127    Yum! Brands, Inc.                                                                                   7,703,338
Schools - 1.2%
           101,639    Apollo Group, Inc. - Class A*                                                                       6,747,814
            39,541    Strayer Education, Inc.#                                                                            3,737,415
                                                                                                                         10,485,229
Semiconductor Components/Integrated Circuits - 2.2%
           157,276    Linear Technology Corp.                                                                             5,912,005
           276,659    Marvell Technology Group, Ltd.*                                                                    12,756,746
                                                                                                                         18,668,751
Semiconductor Equipment - 1.3%
           117,656    KLA-Tencor Corp.                                                                                    5,736,907
           197,462    Novellus Systems, Inc.*,#                                                                           4,952,347
                                                                                                                         10,689,254
Telecommunication Equipment - 1.5%
           179,225    Adtran, Inc.                                                                                        5,645,588
           167,532    Harris Corp.                                                                                        7,002,837
                                                                                                                         12,648,425
Telecommunication Services - 0.9%
           275,967    Amdocs, Ltd. (U.S. Shares)*                                                                         7,652,565
Television - 0.7%
           230,128    Univision Communications, Inc. - Class A*,#                                                         6,105,296

Textile-Home Furnishings - 0.8%
            89,057    Mohawk Industries, Inc.*                                                                            7,146,824
Therapeutics - 2.2%
           167,541    Gilead Sciences, Inc.*                                                                              8,169,299
           210,265    Neurocrine Biosciences, Inc.*                                                                      10,342,936
                                                                                                                         18,512,235
Toys - 1.0%
           469,995    Marvel Entertainment, Inc.*,#                                                                       8,398,811
Transportation - Marine - 0.6%
            97,643    Alexander & Baldwin, Inc.                                                                           5,198,513
Transportation - Railroad - 0.9%
           108,215    Canadian National Railway Co. (U.S. Shares)                                                         7,682,183
Transportation - Services - 1.2%
            85,930    C.H. Robinson Worldwide, Inc.                                                                       5,509,832
            86,971    Expeditors International of Washington, Inc.#                                                       4,938,213
                                                                                                                         10,448,045
Transportation - Truck - 0.3%
           145,180    J.B. Hunt Transport Services, Inc.                                                                  2,759,872
Wireless Equipment - 1.1%
           368,525    Crown Castle International Corp.*                                                                   9,076,771
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $510,250,402)                                                                                  771,951,981
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.1%
        69,073,685    State Street Navigator Securities Lending Prime Portfolio + (cost $69,073,685)                     69,073,685
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.0%
$        8,900,000    Commerzbank Capital Markets Corp., 3.93%
                         dated 9/30/05, maturing 10/3/05
                         to be repurchased at $8,902,915
                         collateralized by $12,001,869
                         in U.S. Government Agencies
                         4.00% - 5.208%, 10/1/18 - 6/1/35
                         with a value of $9,078,000
                         (cost $8,900,000)                                                                                8,900,000

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $588,224,087) - 100%                                                                 $    849,925,666
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bermuda                            $   19,454,438                2.3%
Canada                                 16,915,642                2.0
Germany                                 4,408,560                0.5
Ireland                                 7,726,851                0.9
Israel                                  4,774,186                0.5
Liberia                                 5,752,339                0.7
Switzerland                             6,652,062                0.8
United Kingdom                         13,316,948                1.6
United States++                       770,924,640               90.7
Total                              $  849,925,666              100.0%
                                   ==============              =====

++ Includes Short-Term Securities and Other Securities (81.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                                Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                       $69,073,685
--------------------------------------------------------------------------------

Janus Aspen Mid Cap Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.2%
Advertising Agencies - 0.8%
             4,900    Omnicom Group, Inc.                                                                          $        409,787
Apparel Manufacturers - 0.3%
             5,200    Jones Apparel Group, Inc.                                                                             148,200
Automotive - Truck Parts and Equipment - Original - 0.7%
             4,400    Magna International, Inc. - Class A (U.S. Shares)                                                     329,384
Beverages - Wine and Spirits - 0.3%
             2,500    Brown-Forman Corp. - Class B                                                                          148,850
Brewery - 0.7%
             5,200    Molson Coors Brewing Co. - Class B                                                                    332,852
Broadcast Services and Programming - 0.6%
            39,900    Liberty Media Corp. - Class A*                                                                        321,195
Building - Residential and Commercial - 0.8%
             9,000    Pulte Homes, Inc.                                                                                     386,280
Chemicals - Specialty - 1.4%
            15,800    Lubrizol Corp.                                                                                        684,614
Coal - 0.8%
             5,900    Arch Coal, Inc.                                                                                       398,250
Commercial Banks - 0.6%
             6,200    Compass Bancshares, Inc.                                                                              284,146
Commercial Services - 0.8%
            28,700    ServiceMaster Co.                                                                                     388,598
Computers - Integrated Systems - 0.3%
             4,200    Diebold, Inc.                                                                                         144,732
Containers - Metal and Glass - 0.3%
             3,800    Ball Corp.                                                                                            139,612
Cosmetics and Toiletries - 2.2%
            11,400    Alberto-Culver Co.                                                                                    510,150
            14,100    Avon Products, Inc.                                                                                   380,700
             6,400    Estee Lauder Companies, Inc. - Class A                                                                222,912
                                                                                                                          1,113,762
Data Processing and Management - 0.3%
             3,800    First Data Corp.                                                                                      152,000
Diagnostic Equipment - 0.6%
            12,000    Cytyc Corp.*                                                                                          322,200
Distribution/Wholesale - 2.4%
             4,500    Genuine Parts Co.                                                                                     193,050
            13,800    Tech Data Corp.*                                                                                      506,598
             8,500    W.W. Grainger, Inc.                                                                                   534,820
                                                                                                                          1,234,468
Diversified Operations - 1.1%
             4,900    Dover Corp.                                                                                           199,871
            12,500    Tyco International, Ltd. (U.S. Shares)                                                                348,125
                                                                                                                            547,996
Diversified Operations-Commercial Services - 0.7%
            16,900    Cendant Corp.                                                                                         348,816
Electric - Integrated - 1.5%
            26,800    DPL, Inc.                                                                                             745,040
Electric Products - Miscellaneous - 0.3%
             2,100    Emerson Electric Co.                                                                                  150,780
Electronic Components - Miscellaneous - 0.8%
            12,100    Flextronics International, Ltd. (U.S. Shares)*                                                        155,485
            20,000    Vishay Intertechnology, Inc.*                                                                         239,000
                                                                                                                            394,485
Electronic Components - Semiconductors - 0.6%
             8,600    QLogic Corp.*                                                                                         294,120
Engineering - Research and Development Services - 1.1%
             8,100    Jacobs Engineering Group, Inc.*                                                                       545,940
Fiduciary Banks - 2.5%
             6,300    Bank of New York Company, Inc.                                                                        185,283
            19,900    Mellon Financial Corp.                                                                                636,203
             9,400    State Street Corp.                                                                                    459,848
                                                                                                                          1,281,334
Finance - Commercial - 0.6%
             6,500    CIT Group, Inc.                                                                                       293,670
Food - Confectionary - 0.6%
             6,300    J.M. Smucker Co.                                                                                      305,802
Food - Diversified - 0.9%
             8,300    Corn Products International, Inc.                                                                     167,411
             7,600    H.J. Heinz Co.                                                                                        277,704
                                                                                                                            445,115
Food - Wholesale/Distribution - 1.0%
            15,500    Supervalu, Inc.                                                                                       482,360
Forestry - 0.9%
            11,800    Plum Creek Timber Company, Inc.                                                                       447,338
Hospital Beds and Equipment - 0%
               400    Hillenbrand Industries, Inc.                                                                           18,820
Hotels and Motels - 0.4%
             5,800    Fairmont Hotels & Resorts, Inc. (U.S. Shares)                                                         193,836
Human Resources - 0.9%
            10,000    Manpower, Inc.                                                                                        443,900
Industrial Gases - 0.6%
             5,300    Air Products and Chemicals, Inc.                                                                      292,242
Insurance Brokers - 0.6%
            10,000    Arthur J. Gallagher & Co.                                                                             288,100
Internet Applications Software - 0.2%
             9,500    Verity, Inc.*                                                                                         100,890
Internet Infrastructure Equipment - 0.4%
             5,700    Avocent Corp.*                                                                                        180,348
Internet Security - 0.6%
            13,000    Check Point Software Technologies, Ltd. (U.S. Shares)*                                                316,160
Investment Management and Advisory Services - 3.3%
            21,100    Alliance Capital Management Holding L.P.*                                                           1,009,635
             7,600    Federated Investors, Inc. - Class B                                                                   252,548
            20,100    Waddell & Reed Financial, Inc. - Class A                                                              389,136
                                                                                                                          1,651,319
Life and Health Insurance - 0.4%
             3,900    Lincoln National Corp.                                                                                202,878
Machinery - Farm - 0.6%
             5,100    Deere & Co.                                                                                           312,120
Medical - Biomedical and Genetic - 0.5%
             3,900    Millipore Corp.*                                                                                      245,271
Medical - Drugs - 0.4%
             8,000    Endo Pharmaceuticals Holdings, Inc.*                                                                  213,360
Medical - Generic Drugs - 0.6%
            20,100    Perrigo Co.                                                                                           287,631
Medical - Hospitals - 1.2%
            17,800    Health Management Associates, Inc. - Class A                                                          417,766
             4,700    LifePoint Hospitals, Inc.*                                                                            205,531
                                                                                                                            623,297
Medical - Nursing Homes - 1.0%
            13,700    Manor Care, Inc.                                                                                      526,217
Medical Instruments - 0.7%
             3,500    Beckman Coulter, Inc.                                                                                 188,930
             7,900    Boston Scientific Corp.*                                                                              184,623
                                                                                                                            373,553
Medical Labs and Testing Services - 0.9%
             9,300    Laboratory Corporation of America Holdings*                                                           453,003
Medical Products - 2.0%
            12,300    Biomet, Inc.                                                                                          426,933
             3,000    Cooper Companies, Inc.                                                                                229,830
             8,200    Henry Schein, Inc.*                                                                                   349,484
                                                                                                                          1,006,247
Medical Sterilization Products - 0.7%
            14,300    Steris Corp.                                                                                          340,197
Multi-Line Insurance - 1.4%
            27,400    Old Republic International Corp.                                                                      730,758
Multimedia - 1.0%
            10,100    McGraw-Hill Companies, Inc.                                                                           485,204
Networking Products - 0.4%
            17,700    Foundry Networks, Inc.*                                                                               224,790
Non-Hazardous Waste Disposal - 1.4%
             8,900    Republic Services, Inc.                                                                               314,081
            14,000    Waste Management, Inc.                                                                                400,540
                                                                                                                            714,621
Office Automation and Equipment - 0.9%
            32,300    Xerox Corp.*                                                                                          440,895
Oil - Field Services - 0.8%
            11,300    BJ Services Co.                                                                                       406,687
Oil and Gas Drilling - 1.8%
             3,900    Nabors Industries, Ltd.*                                                                              280,137
             7,000    Patterson-UTI Energy, Inc.                                                                            252,560
             8,200    Precision Drilling Corp. (U.S. Shares)*                                                               403,440
                                                                                                                            936,137
Oil Companies - Exploration and Production - 9.0%
             8,100    Anadarko Petroleum Corp.                                                                              775,574
             3,700    Apache Corp.                                                                                          278,314
             7,000    Cimarex Energy Co.*                                                                                   317,310
             5,500    Houston Exploration Co.*                                                                              369,875
             7,100    Murphy Oil Corp.                                                                                      354,077
            14,300    Newfield Exploration Co.*                                                                             702,130
            11,218    Noble Energy, Inc.                                                                                    526,124
             9,600    Pioneer Natural Resources Co.                                                                         527,232
             9,000    St. Mary Land & Exploration Co.                                                                       329,400
             7,000    Stone Energy Corp.*                                                                                   427,280
                                                                                                                          4,607,316
Oil Field Machinery and Equipment - 0.5%
             3,700    Cooper Cameron Corp.*                                                                                 273,541
Paper and Related Products - 2.2%
             8,755    Rayonier, Inc.                                                                                        504,463
            27,900    Smurfit-Stone Container Corp.*                                                                        289,044
             7,300    Temple-Inland, Inc.                                                                                   298,205
                                                                                                                          1,091,712
Pharmacy Services - 1.3%
            11,300    Omnicare, Inc.                                                                                        635,399
Pipelines - 0.4%
             4,100    Western Gas Resources, Inc.                                                                           210,043
Publishing - Newspapers - 0.5%
             7,200    Tribune Co.                                                                                           244,008
Radio - 1.0%
            17,200    Cox Radio, Inc. - Class A*                                                                            261,440
            13,400    Westwood One, Inc.                                                                                    266,526
                                                                                                                            527,966
Reinsurance - 2.5%
               295    Berkshire Hathaway, Inc. - Class B*                                                                   805,645
            14,100    IPC Holdings, Ltd.                                                                                    460,365
                                                                                                                          1,266,010
REIT - Apartments - 0.3%
             4,000    Home Properties, Inc.                                                                                 157,000
REIT - Health Care - 0.6%
            11,400    Health Care Property Investors, Inc.                                                                  307,686
REIT - Office Property - 2.3%
             2,800    Alexandria Real Estate Equities, Inc.                                                                 231,532
            10,000    BioMed Realty Trust, Inc.                                                                             248,000
             7,700    Prentiss Properties Trust                                                                             312,620
            16,985    Trizec Properties, Inc.                                                                               391,674
                                                                                                                          1,183,826
REIT - Regional Malls - 0.6%
             4,600    Macerich Co.                                                                                          298,724
REIT - Shopping Centers - 0.5%
            10,300    Equity One, Inc.                                                                                      239,475
Retail - Apparel and Shoe - 0.7%
             8,100    Gap, Inc.                                                                                             141,183
             7,800    Talbots, Inc.                                                                                         233,376
                                                                                                                            374,559
Retail - Drug Store - 0.8%
            13,700    CVS Corp.                                                                                             397,437
Retail - Major Department Stores - 0.3%
             8,100    Saks, Inc.*                                                                                           149,850
Retail - Restaurants - 0.5%
             7,000    Applebee's International, Inc.                                                                        144,830
             2,400    Wendy's International, Inc.                                                                           108,360
                                                                                                                            253,190
Rubber - Tires - 0.6%
            20,100    Cooper Tire & Rubber Co.                                                                              306,927
Savings/Loan/Thrifts - 3.3%
            18,030    Astoria Financial Corp.                                                                               476,353
            19,200    Independence Community Bank Corp.                                                                     654,527
            15,900    Provident Financial Services, Inc.                                                                    279,840
            14,660    Washington Federal, Inc.                                                                              330,730
                                                                                                                          1,741,450
Semiconductor Components/Integrated Circuits - 0.2%
             8,200    Integrated Device Technology, Inc.*                                                                    88,068
Super-Regional Banks - 1.4%
             6,500    PNC Bank Corp.                                                                                        377,130
             4,868    SunTrust Banks, Inc.                                                                                  338,083
                                                                                                                            715,213
Telecommunication Equipment - 0.9%
            18,800    Andrew Corp.*                                                                                         209,620
            24,200    Avaya, Inc.*                                                                                          249,260
                                                                                                                            458,880
Telephone - Integrated - 2.2%
             6,200    ALLTEL Corp.                                                                                          403,682
            15,900    CenturyTel, Inc.                                                                                      556,182
            12,785    IDT Corp.*                                                                                            157,256
                                                                                                                          1,117,120
Television - 0.6%
            11,000    Univision Communications, Inc. - Class A*                                                             291,831
Toys - 0.6%
            18,200    Mattel, Inc.                                                                                          303,576
Transportation - Railroad - 1.3%
            13,700    Kansas City Southern*                                                                                 319,347
             5,000    Union Pacific Corp.                                                                                   358,500
                                                                                                                            677,847
Transportation - Services - 1.1%
            23,500    Laidlaw International, Inc.                                                                           567,995
Transportation - Truck - 1.5%
            25,100    J.B. Hunt Transport Services, Inc.                                                                    477,151
            16,400    Werner Enterprises, Inc.                                                                              283,556
                                                                                                                            760,707
Wireless Equipment - 0.3%
            29,900    Wireless Facilities, Inc.*                                                                            173,420
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $38,615,771)                                                                                    44,650,983
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 11.8%
        $6,000,000    Commerzbank Capital Markets Corporation, 3.93
                        dated 9/30/05, maturing 10/3/05
                        to be repurchased at $6,001,965
                        collateralized by $8,091,147
                        in U.S. Government Agencies
                        4.00% - 5.208%, 10/1/18 - 6/1/35
                        with a value of $6,120,000
                        (cost $6,000,000)                                                                                 6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Bills - 0%
            10,000    U.S. Treasury Bill, 3.06%, 10/6/05**                                                                    9,996
            10,000    U.S. Treasury Bill, 3.43%, 11/17/05**                                                                   9,955
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term U.S. Treasury Bills (amortized cost $19,951)                                                                19,951
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $44,635,722) - 100%                                                                  $     50,670,934
===================================================================================================================================

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bermuda                            $    1,088,627                2.2%
Canada                                    926,660                1.8
Israel                                    316,160                0.6
Singapore                                 155,485                0.3
United States++                        48,184,002               95.1
Total                              $   50,670,934              100.0%
                                   ==============              =====

++    Includes Short-Term Securities (83.3% excluding Short-Term Securities)

--------------------------------------------------------------------------------
Financial Futures - Long
6 Contracts       S&P 400(R) Index (Emini)
                          expires December 2005, principal
                          amount $435,106, value $432,420
                          cumulative depreciation ......................($2,686)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, when-issued securities and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                                     Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                               $19,951
--------------------------------------------------------------------------------

Janus Aspen Money Market Portfolio

Schedule of Investments (unaudited)

Principal Amount                                                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 37.7%
    $      565,000    Bavaria TRR Corp., 3.65%, 10/17/05 (Section 4(2))                                            $        564,198
           600,000    Check Point Charlie, Inc., 3.50%, 11/25/05 (Section 4(2))                                             596,908
           600,000    Gotham Funding Corp., 3.48%, 10/3/05 (Section 4(2))                                                   600,000
           600,000    Harrier Finance Funding LLC, 3.74%, 12/22/05 (144A)                                                   595,013
           500,000    K2 (USA) LLC, 3.62%, 10/17/05 (144A)                                                                  499,296
           600,000    La Fayette Asset Securitization LLC, 3.65%, 10/3/05 (Section 4(2))                                    600,000
           600,000    Rhineland Funding Capital Corp., 3.95%, 12/5/05 (Section 4(2))                                        595,853
           600,000    Whistlejacket Capital, Ltd., 3.56%, 11/21/05 (144A)                                                   597,093
-----------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $4,647,417)                                                                                  4,647,417
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 21.9%
         2,700,000    Cantor Fitzgerald and Co., 3.95%
                       dated 9/30/05, maturing 10/3/05
                       to be repurchased at $2,700,889
                       collateralized by $7,225,994
                       in U.S. Government Agencies
                       3.00% - 7.50%, 12/15/12 - 7/15/35
                       with a value of $2,754,005
                       (cost $2,700,000)                                                                                  2,700,000
-----------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 40.4%
           300,000    Anaheim California Housing Authority Multifamily Housing Revenue,
                           (Cobblestone) 3.93%, 3/15/33                                                                     300,000
           900,000    Arapahoe County, Colorado, Industrial Development Revenue, (Cottrell),
                           Series B 3.96%, 10/1/19                                                                          900,000
         1,000,000    California Infrastructure and Economic Development, (International Raisins Project),
                           Series B, 3.92%, 11/1/20                                                                       1,000,000
           141,500    Campus Research Corp., 4.03%, 12/21/05                                                                141,500
         1,510,000    Cunat Capital Corp., Series 1998-A, 4.08%, 12/1/28                                                  1,510,000
           810,000    Medical Properties, Inc., North Dakota, (Dakota Clinic Project), 3.89%, 12/22/24                      810,000
           335,000    Ohio State Higher Education Facilities Revenue (Columbus College Project),
                           Series 2003A, 3.95%, 9/1/07                                                                      335,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $4,996,500)                                                                4,996,500
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $12,343,917) - 100%                                                                  $     12,343,917
-----------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933.

144A Securities sold under Rule 144A of the Securities Act of 1933 and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

The interest rate on variable rate demand notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of September 30, 2005.

Money market portfolios may hold securities with stated maturities of greater than 397 days when those securities have features that allow a portfolio to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Aspen Risk-Managed Core Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0%
Advertising Agencies - 0.4%
               600    Interpublic Group of Companies, Inc.*                                                        $          6,984
               800    Omnicom Group, Inc.                                                                                    66,904
                                                                                                                             73,888
Aerospace and Defense - 1.2%
               100    Boeing Co.                                                                                              6,795
               100    General Dynamics Corp.                                                                                 11,955
               700    Lockheed Martin Corp.                                                                                  42,728
               200    Northrop Grumman Corp.                                                                                 10,870
             1,300    Raytheon Co.                                                                                           49,426
             1,600    Rockwell Collins, Inc.                                                                                 77,312
                                                                                                                            199,086
Aerospace and Defense - Equipment - 0.2%
               100    B.F. Goodrich Co.                                                                                       4,434
               500    United Technologies Corp.                                                                              25,920
                                                                                                                             30,354
Agricultural Operations - 2.1%
             7,000    Archer-Daniels-Midland Co.                                                                            172,620
             2,900    Monsanto Co.                                                                                          181,975
                                                                                                                            354,595
Airlines - 0%
               200    Southwest Airlines Co.                                                                                  2,970
Apparel Manufacturers - 0.4%
               400    Liz Claiborne, Inc.                                                                                    15,728
             1,000    V. F. Corp.                                                                                            57,970
                                                                                                                             73,698
Applications Software - 1.4%
             1,800    Citrix Systems, Inc.*                                                                                  45,252
             1,500    Intuit, Inc.*                                                                                          67,215
               100    Mercury Interactive Corp.*                                                                              3,960
             4,400    Microsoft Corp.                                                                                       113,212
             1,400    Siebel Systems, Inc.                                                                                   14,462
                                                                                                                            244,101
Athletic Footwear - 0.3%
               100    NIKE, Inc. - Class B                                                                                    8,168
               700    Reebok International, Ltd.                                                                             39,599
                                                                                                                             47,767
Automotive - Medium and Heavy Duty Trucks - 0%
               100    PACCAR, Inc.                                                                                            6,789
Automotive - Truck Parts and Equipment - Original - 0.2%
               500    Johnson Controls, Inc.                                                                                 31,025
Beverages - Non-Alcoholic - 1.0%
               700    Coca-Cola Co.                                                                                          30,233
             3,600    Coca-Cola Enterprises, Inc.                                                                            70,200
               900    Pepsi Bottling Group, Inc.                                                                             25,695
               900    PepsiCo, Inc.                                                                                          51,039
                                                                                                                            177,167
Beverages - Wine and Spirits - 0.2%
               600    Brown-Forman Corp. - Class B                                                                           35,724
               200    Constellation Brands, Inc. - Class A*                                                                   5,200
                                                                                                                             40,924

Broadcast Services and Programming - 0.1%
               700    Clear Channel Communications, Inc.                                                                     23,023
Building - Residential and Commercial - 0.7%
               200    Centex Corp.                                                                                           12,916
               200    D.R. Horton, Inc.                                                                                       7,244
             1,300    KB Home                                                                                                95,160
                                                                                                                            115,320
Building and Construction Products - Miscellaneous - 0.3%
               700    Vulcan Materials Co.                                                                                   51,947
Building Products - Air and Heating - 0.2%
               700    American Standard Companies, Inc.                                                                      32,585
Cable Television - 0.5%
             2,700    Comcast Corp. - Class A*                                                                               79,326
Casino Hotels - 0.6%
             1,600    Harrah's Entertainment, Inc.                                                                          104,304
Chemicals - Diversified - 0.6%
               600    Dow Chemical Co.                                                                                       25,002
               500    E.I. du Pont de Nemours and Co.                                                                        19,585
               600    PPG Industries, Inc.*                                                                                  35,514
               600    Rohm & Haas Co.                                                                                        24,678
                                                                                                                            104,779
Chemicals - Specialty - 0.5%
               200    Ashland, Inc.                                                                                          11,048
               500    Eastman Chemical Co.                                                                                   23,485
             1,400    Ecolab, Inc.                                                                                           44,702
                                                                                                                             79,235
Coatings and Paint Products - 0.3%
             1,100    Sherwin-Williams Co.                                                                                   48,477
Commercial Banks - 3.2%
               500    AmSouth Bancorporation                                                                                 12,630
             4,000    BB&T Corp.                                                                                            156,200
               100    Compass Bancshares, Inc.                                                                                4,583
             1,100    M&T Bank Corp.                                                                                        116,281
               100    Marshall & Ilsley Corp.                                                                                 4,351
             2,000    North Fork Bancorporation, Inc.                                                                        51,000
             3,500    Regions Financial Corp.                                                                               108,920
             2,600    Synovus Financial Corp.                                                                                72,072
               200    Zions Bancorporation*                                                                                  14,242
                                                                                                                            540,279
Commercial Services - Finance - 0.8%
             1,500    Equifax, Inc.                                                                                          52,410
               200    H&R Block, Inc.                                                                                         4,796
             1,400    Moody's Corp.                                                                                          71,512
               300    Paychex, Inc.                                                                                          11,124
                                                                                                                            139,842
Computer Aided Design - 0.4%
             1,600    Autodesk, Inc.                                                                                         74,304
Computers - 1.9%
             3,100    Apple Computer, Inc.*                                                                                 166,191
             1,600    Dell, Inc.*                                                                                            54,720
             1,800    Hewlett-Packard Co.                                                                                    52,560
               600    IBM Corp.                                                                                              48,132
                                                                                                                            321,603
Computers - Integrated Systems - 0.6%
             3,100    NCR Corp.*                                                                                             98,921
Computers - Memory Devices - 0.2%
             1,100    EMC Corp.*                                                                                             14,234
               600    Network Appliance, Inc.*                                                                               14,244
                                                                                                                             28,478
Consumer Products - Miscellaneous - 1.0%
             2,100    Clorox Co.                                                                                            116,634
               600    Fortune Brands, Inc.                                                                                   48,798
                                                                                                                            165,432
Containers - Metal and Glass - 0.3%
             1,200    Ball Corp.                                                                                             44,088
Containers - Paper and Plastic - 0%
               100    Sealed Air Corp.*                                                                                       4,746
Cosmetics and Toiletries - 2.0%
               150    Alberto-Culver Co.                                                                                      6,713
               100    Avon Products, Inc.                                                                                     2,700
               500    Colgate-Palmolive Co.                                                                                  26,395
             2,900    Gillette Co.                                                                                          168,780
               300    International Flavors & Fragrances, Inc.*                                                              10,692
             2,200    Procter & Gamble Co.                                                                                  130,812
                                                                                                                            346,092
Cruise Lines - 0.1%
               200    Carnival Corp. (U.S. Shares)                                                                            9,996
Data Processing and Management - 0.3%
               900    Automatic Data Processing, Inc.                                                                        38,736
               300    Fiserv, Inc.*                                                                                          13,761
                                                                                                                             52,497
Disposable Medical Products - 0.4%
             1,100    C.R. Bard, Inc.                                                                                        72,633
Distribution/Wholesale - 0.7%
             2,400    Genuine Parts Co.                                                                                     102,960
               300    W.W. Grainger, Inc.                                                                                    18,876
                                                                                                                            121,836
Diversified Financial Services - 0.2%
               500    Morgan Stanley Co.*                                                                                    26,970
Diversified Operations - 2.9%
               500    3M Co.                                                                                                 36,680
               200    Cooper Industries, Ltd. - Class A                                                                      13,828
             1,100    Danaher Corp.                                                                                          59,213
             6,100    General Electric Co.                                                                                  205,387
               300    ITT Industries, Inc.                                                                                   34,080
               100    Leggett & Platt, Inc.                                                                                   2,020
               400    Parker Hannifin Corp.                                                                                  25,724
             1,600    Textron, Inc.                                                                                         114,752
               200    Tyco International, Ltd. (U.S. Shares)                                                                  5,570
                                                                                                                            497,254
Drug Delivery Systems - 0.4%
             1,500    Hospira, Inc.*                                                                                         61,455
Electric - Integrated - 6.8%
               400    Allegheny Energy, Inc.*                                                                                12,288
             1,200    Ameren Corp.                                                                                           64,188
               100    American Electric Power Company, Inc.                                                                   3,970
               100    Cinergy Corp.                                                                                           4,441
               800    CMS Energy Corp.*                                                                                      13,160
             1,200    Consolidated Edison, Inc.                                                                              58,260
               400    Constellation Energy Group, Inc.                                                                       24,640
               600    Dominion Resources, Inc.                                                                               51,684
             1,600    DTE Energy Co.                                                                                         73,376
               800    Duke Energy Corp.                                                                                      23,336
             3,000    Edison International                                                                                  141,840
             1,000    Entergy Corp.                                                                                          74,320
             2,100    Exelon Corp.                                                                                          112,224
               400    FirstEnergy Corp.                                                                                      20,848
               800    FPL Group, Inc.                                                                                        38,080
             3,100    PG&E Corp.                                                                                            121,675
               800    PPL Corp.                                                                                              25,864
             1,800    Public Service Enterprise Group, Inc.                                                                 115,848
             1,400    Southern Co.                                                                                           50,064
             2,800    TECO Energy, Inc.                                                                                      50,456
               600    TXU Corp.                                                                                              67,728
             1,700    Xcel Energy, Inc.                                                                                      33,337
                                                                                                                          1,181,627
Electronic Components - Miscellaneous - 0.2%
               900    Jabil Circuit, Inc.*                                                                                   27,828
Electronic Components - Semiconductors - 1.1%
               200    Advanced Micro Devices, Inc.*                                                                           5,040
               400    Broadcom Corp. - Class A*                                                                              18,764
               100    Freescale Semiconductor, Inc. - Class B*                                                                2,358
             1,300    Intel Corp.                                                                                            32,045
             1,700    National Semiconductor Corp.                                                                           44,710
               600    QLogic Corp.*                                                                                          20,520
             1,400    Texas Instruments, Inc.                                                                                47,460
               400    Xilinx, Inc.                                                                                           11,140
                                                                                                                            182,037
Electronic Forms - 0%
               100    Adobe Systems, Inc.                                                                                     2,985
Engineering - Research and Development Services - 0%
               100    Fluor Corp.                                                                                             6,438
Enterprise Software/Services - 0.7%
             2,600    BMC Software, Inc.*                                                                                    54,860
             5,200    Oracle Corp.*                                                                                          64,428
                                                                                                                            119,288
Entertainment Software - 0%
               100    Electronic Arts, Inc.*                                                                                  5,689
Fiduciary Banks - 0.3%
               200    Bank of New York Company, Inc.                                                                          5,882
               300    Northern Trust Corp.                                                                                   15,165
               500    State Street Corp.                                                                                     24,460
                                                                                                                             45,507
Filtration and Separations Products - 0.1%
               700    Pall Corp.                                                                                             19,250
Finance - Consumer Loans - 0.9%
             2,700    SLM Corp.                                                                                             144,828
Finance - Credit Card - 0%
               100    American Express Co.                                                                                    5,744
Finance - Investment Bankers/Brokers - 2.7%
               100    Bear Stearns Companies, Inc.                                                                           10,975
             5,100    Charles Schwab Corp.                                                                                   73,593
             2,500    Citigroup, Inc.                                                                                       113,800
               900    Goldman Sachs Group, Inc.                                                                             109,422
               112    JP Morgan Chase & Co.                                                                                   3,800
             1,000    Lehman Brothers Holdings, Inc.                                                                        116,480
               400    Merrill Lynch & Company, Inc.                                                                          24,540
                                                                                                                            452,610
Finance - Mortgage Loan Banker - 0%
               198    Countrywide Financial Corp.                                                                             6,530
Financial Guarantee Insurance - 0%
               100    Ambac Financial Group, Inc.                                                                             7,206
Food - Confectionary - 1.4%
             2,400    Hershey Foods Corp.                                                                                   135,144
             1,400    Wm. Wrigley Jr. Co.                                                                                   100,632
                                                                                                                            235,776
Food - Diversified - 1.4%
             1,200    Campbell Soup Co.                                                                                      35,700
             1,200    ConAgra Foods, Inc.                                                                                    29,700
               800    General Mills, Inc.                                                                                    38,560
             1,000    Kellogg Co.                                                                                            46,130
               900    McCormick & Company, Inc.                                                                              29,367
             3,500    Sara Lee Corp.                                                                                         66,325
                                                                                                                            245,782
Food - Meat Products - 0%
               400    Tyson Foods, Inc. - Class A                                                                             7,220
Food - Wholesale/Distribution - 0.6%
             3,400    Sysco Corp.                                                                                           106,658
Forestry - 0%
               200    Plum Creek Timber Company, Inc.                                                                         7,582
Gas - Distribution - 0.3%
               300    KeySpan Corp.                                                                                          11,034
               100    Nicor, Inc.                                                                                             4,203
               200    NiSource, Inc.                                                                                          4,850
               600    Sempra Energy Co.                                                                                      28,236
                                                                                                                             48,323
Health Care Cost Containment - 0.1%
               300    McKesson Corp.                                                                                         14,235
Home Decoration Products - 0.3%
             1,900    Newell Rubbermaid, Inc.                                                                                43,035
Hotels and Motels - 1.0%
             1,500    Hilton Hotels Corp.                                                                                    33,480
               700    Marriott International, Inc. - Class A                                                                 44,100
             1,500    Starwood Hotels & Resorts Worldwide, Inc.                                                              85,755
                                                                                                                            163,335
Industrial Automation and Robotics - 0.5%
             1,600    Rockwell Automation, Inc.                                                                              84,640
Industrial Gases - 0.1%
               400    Air Products and Chemicals, Inc.                                                                       22,056
Instruments - Scientific - 0.1%
               400    Applera Corp. - Applied Biosystems Group                                                                9,296
Investment Management and Advisory Services - 1.3%
             2,600    Franklin Resources, Inc.                                                                              218,296
               100    T. Rowe Price Group, Inc.                                                                               6,530
                                                                                                                            224,826
Leisure and Recreation Products - 0%
               100    Brunswick Corp.                                                                                         3,773
Life and Health Insurance - 1.0%
               200    AFLAC, Inc.                                                                                             9,060
               700    CIGNA Corp.                                                                                            82,502
               100    Principal Financial Group, Inc.                                                                         4,737
             1,000    Prudential Financial, Inc.                                                                             67,560
               200    Torchmark Corp.                                                                                        10,566
               200    UnumProvident Corp.                                                                                     4,100
                                                                                                                            178,525
Linen Supply and Related Items - 0%
               100    Cintas Corp.                                                                                            4,105
Machinery - Construction and Mining - 0.1%
               400    Caterpillar, Inc.                                                                                      23,500
Machinery - Farm - 0%
               100    Deere & Co.                                                                                             6,120
Medical - Biomedical and Genetic - 0.3%
               300    Amgen, Inc.*                                                                                           23,901
               200    Genzyme Corp.*                                                                                         14,328
               100    Millipore Corp.*                                                                                        6,289
                                                                                                                             44,518
Medical - Drugs - 2.9%
             2,200    Abbott Laboratories                                                                                    93,280
             3,000    Bristol-Myers Squibb Co.                                                                               72,180
               400    Eli Lilly and Co.                                                                                      21,408
             2,300    Forest Laboratories, Inc.*                                                                             89,631
             1,500    King Pharmaceuticals, Inc.*                                                                            23,070
             1,200    Merck & Company, Inc.                                                                                  32,652
               920    Pfizer, Inc.                                                                                           22,972
             3,800    Schering-Plough Corp.                                                                                  79,990
             1,300    Wyeth                                                                                                  60,151
                                                                                                                            495,334

Medical - Generic Drugs - 0.5%
             1,900    Mylan Laboratories, Inc.                                                                               36,594
             1,500    Watson Pharmaceuticals, Inc.*                                                                          54,915
                                                                                                                             91,509
Medical - HMO - 2.8%
             1,700    Aetna, Inc.                                                                                           146,438
               100    Coventry Health Care, Inc.*                                                                             8,602
             1,900    Humana, Inc.*                                                                                          90,972
             2,100    UnitedHealth Group, Inc.                                                                              118,020
             1,400    WellPoint, Inc.*                                                                                      106,148
                                                                                                                            470,180
Medical - Hospitals - 1.7%
             3,900    HCA, Inc.                                                                                             186,888
             3,900    Health Management Associates, Inc. - Class A                                                           91,533
               300    Tenet Healthcare Corp.*                                                                                 3,369
                                                                                                                            281,790
Medical - Nursing Homes - 0.2%
               900    Manor Care, Inc.                                                                                       34,569
Medical - Wholesale Drug Distributors - 0.9%
               400    AmerisourceBergen Corp.                                                                                30,920
             1,900    Cardinal Health, Inc.                                                                                 120,536
                                                                                                                            151,456
Medical Information Systems - 0%
               100    IMS Health, Inc.                                                                                        2,517
Medical Instruments - 1.6%
             2,300    Guidant Corp.                                                                                         158,447
             1,000    Medtronic, Inc.                                                                                        53,620
             1,200    St. Jude Medical, Inc.*                                                                                56,160
                                                                                                                            268,227
Medical Labs and Testing Services - 0.4%
               200    Laboratory Corporation of America Holdings*                                                             9,742
             1,200    Quest Diagnostics, Inc.                                                                                60,648
                                                                                                                             70,390
Medical Products - 3.0%
             1,700    Baxter International, Inc.                                                                             67,779
             1,800    Becton, Dickinson and Co.                                                                              94,374
             3,700    Johnson & Johnson                                                                                     234,136
               800    Stryker Corp.                                                                                          39,544
             1,000    Zimmer Holdings, Inc.*                                                                                 68,890
                                                                                                                            504,723
Multi-Line Insurance - 2.0%
               100    ACE, Ltd.                                                                                               4,707
             1,800    Allstate Corp.                                                                                         99,522
               100    Hartford Financial Services Group, Inc.                                                                 7,717
             1,800    Loews Corp.                                                                                           166,338
             1,400    MetLife, Inc.                                                                                          69,762
                                                                                                                            348,046
Multimedia - 0.8%
               700    McGraw-Hill Companies, Inc.                                                                            33,628
             4,400    News Corporation, Inc. - Class A                                                                       68,596
               200    Viacom, Inc. - Class B                                                                                  6,602
               800    Walt Disney Co.                                                                                        19,304
                                                                                                                            128,130
Networking Products - 0%
               200    Cisco Systems, Inc.*                                                                                    3,586
Office Automation and Equipment - 0%
               100    Pitney Bowes, Inc.                                                                                      4,174
Office Supplies and Forms - 0%
               100    Avery Dennison Corp.                                                                                    5,239
Oil - Field Services - 0.8%
               500    Baker Hughes, Inc.                                                                                     29,840
             1,300    Halliburton Co.                                                                                        89,076
               100    Schlumberger, Ltd. (U.S. Shares)                                                                        8,438
               100    Weatherford International, Ltd*                                                                         6,866
                                                                                                                            134,220
Oil and Gas Drilling - 0.8%
               300    Nabors Industries, Ltd.*                                                                               21,549
               300    Noble Corp.                                                                                            20,538
             1,500    Transocean, Inc.*                                                                                      91,965
                                                                                                                            134,052
Oil Companies - Exploration and Production - 2.7%
               400    Anadarko Petroleum Corp.                                                                               38,300
               340    Apache Corp.                                                                                           25,575
             1,400    Burlington Resources, Inc.                                                                            113,847
               500    Devon Energy Corp.                                                                                     34,320
             1,300    EOG Resources, Inc.                                                                                    97,370
             1,096    Kerr-McGee Corp.                                                                                      106,433
               200    Murphy Oil Corp.                                                                                        9,974
               700    XTO Energy, Inc.                                                                                       31,724
                                                                                                                            457,543
Oil Companies - Integrated - 3.6%
             1,365    Chevron Corp.                                                                                          88,356
             2,000    ConocoPhillips                                                                                        139,820
             4,300    Exxon Mobil Corp.                                                                                     273,223
               170    Marathon Oil Corp.                                                                                     11,718
             1,300    Occidental Petroleum Corp.                                                                            111,059
                                                                                                                            624,176
Oil Field Machinery and Equipment - 0.2%
               400    National-Oilwell Varco, Inc.*                                                                          26,320
Oil Refining and Marketing - 1.4%
             1,200    Sunoco, Inc.                                                                                           93,840
             1,300    Valero Energy Corp.                                                                                   146,978
                                                                                                                            240,818
Optical Supplies - 0.1%
               100    Allergan, Inc.                                                                                          9,162
               100    Bausch & Lomb, Inc.                                                                                     8,068
                                                                                                                             17,230
Paper and Related Products - 0.1%
               300    MeadWestvaco Corp.                                                                                      8,286
               100    Temple-Inland, Inc.                                                                                     4,085
                                                                                                                             12,371
Pharmacy Services - 1.6%
               400    Caremark Rx, Inc.*                                                                                     19,972
               500    Express Scripts, Inc. - Class A*                                                                       31,100
             4,017    Medco Health Solutions, Inc.*                                                                         220,252
                                                                                                                            271,324
Photo Equipment and Supplies - 0.2%
             1,500    Eastman Kodak Co.                                                                                      36,495
Pipelines - 0.6%
             1,000    Kinder Morgan, Inc.                                                                                    96,160
Power Converters and Power Supply Equipment - 0.4%
             2,700    American Power Conversion Corp.                                                                        69,930
Property and Casualty Insurance - 1.3%
               300    Chubb Corp.                                                                                            26,865
               700    Progressive Corp.                                                                                      73,339
             1,000    SAFECO Corp.                                                                                           53,380
             1,400    St. Paul Travelers Companies, Inc.                                                                     62,818
                                                                                                                            216,402
Publishing - Newspapers - 0.3%
               200    Gannett Company, Inc.                                                                                  13,766
               500    Knight-Ridder, Inc.                                                                                    29,340
                                                                                                                             43,106
REIT - Apartments - 0.8%
               600    Apartment Investment & Management Co. - Class A                                                        23,268
             2,100    Archstone-Smith Trust, Inc.                                                                            83,727
               900    Equity Residential Properties Trust                                                                    34,065
                                                                                                                            141,060
REIT - Diversified - 0.1%
               100    Vornado Realty Trust                                                                                    8,662
REIT - Office Property - 0.2%
             1,300    Equity Office Properties Trust                                                                         42,523
REIT - Regional Malls - 0.5%
             1,100    Simon Property Group, Inc.                                                                             81,532
REIT - Storage - 0.1%
               200    Public Storage, Inc.                                                                                   13,400
REIT - Warehouse and Industrial - 0.4%
             1,400    ProLogis                                                                                               62,034
Retail - Apparel and Shoe - 0.5%
               500    Limited, Inc.                                                                                          10,215
             2,200    Nordstrom, Inc.                                                                                        75,504
                                                                                                                             85,719
Retail - Auto Parts - 0.3%
               600    AutoZone, Inc.*                                                                                        49,950
Retail - Automobile - 0.1%
               800    Auto Nation, Inc.*                                                                                     15,976
Retail - Building Products - 0.1%
               200    Lowe's Companies, Inc.                                                                                 12,880
Retail - Discount - 0.7%
               700    Costco Wholesale Corp.                                                                                 30,163
             1,000    Family Dollar Stores, Inc.                                                                             19,870
               200    Target Corp.                                                                                           10,386
               900    TJX Companies, Inc.                                                                                    18,432
               900    Wal-Mart Stores, Inc.                                                                                  39,438
                                                                                                                            118,289
Retail - Drug Store - 0.9%
             3,000    CVS Corp.                                                                                              87,030
             1,500    Walgreen Co.                                                                                           65,175
                                                                                                                            152,205
Retail - Major Department Stores - 0.9%
             1,800    J.C. Penney Company, Inc.                                                                              85,356
               488    Sears Holdings Corp.*                                                                                  60,717
                                                                                                                            146,073
Retail - Office Supplies - 0.3%
             1,600    Office Depot, Inc.*                                                                                    47,520
Retail - Regional Department Stores - 0.8%
             1,452    Federated Department Stores, Inc.                                                                      97,095
               800    Kohl's Corp.*                                                                                          40,144
                                                                                                                            137,239
Retail - Restaurants - 1.7%
             2,400    Darden Restaurants, Inc.                                                                               72,888
               300    McDonald's Corp.                                                                                       10,047
             2,100    Starbucks Corp.*                                                                                      105,210
             1,000    Wendy's International, Inc.                                                                            45,150
             1,100    Yum! Brands, Inc.                                                                                      53,251
                                                                                                                            286,546
Savings/Loan/Thrifts - 0.5%
             1,300    Golden West Financial Corp.                                                                            77,207
               300    Sovereign Bancorp, Inc.                                                                                 6,612
                                                                                                                             83,819
Semiconductor Components/Integrated Circuits - 0%
               200    Linear Technology Corp.                                                                                 7,518
Super-Regional Banks - 2.7%
             4,276    Bank of America Corp.                                                                                 180,020
               400    KeyCorp                                                                                                12,900
             1,500    SunTrust Banks, Inc.                                                                                  104,175
               500    U.S. Bancorp                                                                                           14,040
             2,312    Wachovia Corp.                                                                                        110,028
               800    Wells Fargo & Co.                                                                                      46,856
                                                                                                                            468,019
Telecommunication Equipment - 0.2%
             1,300    ADC Telecommunications, Inc.*                                                                          29,718
               100    Comverse Technology, Inc.*                                                                              2,627
                                                                                                                             32,345
Telecommunication Equipment - Fiber Optics - 0.1%
             1,000    Corning, Inc.*                                                                                         19,330
Telephone - Integrated - 2.8%
               800    ALLTEL Corp.                                                                                           52,088
             7,900    AT&T Corp.                                                                                            156,420
               500    BellSouth Corp.                                                                                        13,150
               500    CenturyTel, Inc.                                                                                       17,490
             3,800    Citizens Communications Co.                                                                            51,490
               900    SBC Communications, Inc.*                                                                              21,573
             2,940    Sprint Nextel Corp.                                                                                    69,913
             2,800    Verizon Communications, Inc.                                                                           91,532
                                                                                                                            473,656
Tobacco - 2.2%
             2,200    Altria Group, Inc.                                                                                    162,162
             1,200    Reynolds American, Inc.                                                                                99,624
             2,700    UST, Inc.                                                                                             113,022
                                                                                                                            374,808
Tools - Hand Held - 0.3%
               300    Black & Decker Corp.                                                                                   24,627
               300    Snap-On, Inc.                                                                                          10,836
               200    Stanley Works                                                                                           9,336
                                                                                                                             44,799
Toys - 0.3%
             2,700    Mattel, Inc.                                                                                           45,036
Transportation - Railroad - 2.2%
             2,800    Burlington Northern Santa Fe Corp.                                                                    167,440
             1,100    CSX Corp.                                                                                              51,128
             1,800    Norfolk Southern Corp.                                                                                 73,008
             1,100    Union Pacific Corp.                                                                                    78,870
                                                                                                                            370,446
Transportation - Services - 0.9%
               800    FedEx Corp.                                                                                            69,704
             1,200    United Parcel Service, Inc. - Class B                                                                  82,956
                                                                                                                            152,660
Web Portals/Internet Service Providers - 0.1%
               700    Yahoo!, Inc.*                                                                                          23,688
Wireless Equipment - 0.5%
             2,000    QUALCOMM, Inc.                                                                                         89,500
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $15,395,537) - 100%                                                                  $     17,035,907
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bermuda                            $       47,813                0.3%
Cayman Islands                            117,210                0.7
Netherlands                                 8,438                0.0
Panama                                      9,996                0.1
United States                          16,852,450               98.9
Total                              $   17,035,907              100.0%
                                   ==============              =====

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*           Non-income-producing security.

Janus Aspen Risk-Managed Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Advertising Agencies - 0.3%
               400    Omnicom Group, Inc.                                                                          $         33,452
Advertising Services - 0.1%
               100    Getty Images, Inc.*                                                                                     8,604
               100    R.H. Donnelley Corp.*                                                                                   6,326
                                                                                                                             14,930
Aerospace and Defense - 0.8%
               200    Boeing Co.                                                                                             13,590
               100    Lockheed Martin Corp.                                                                                   6,104
             1,300    Rockwell Collins, Inc.                                                                                 62,816
                                                                                                                             82,510
Aerospace and Defense - Equipment - 0.3%
               600    United Technologies Corp.                                                                              31,104
Agricultural Operations - 0.6%
             1,000    Monsanto Co.                                                                                           62,750
Apparel Manufacturers - 0%
               100    Coach, Inc.*                                                                                            3,136
Applications Software - 2.7%
             1,000    Citrix Systems, Inc.*                                                                                  25,140
             1,300    Intuit, Inc.*                                                                                          58,253
             7,700    Microsoft Corp.                                                                                       198,121
               200    Red Hat, Inc.*                                                                                          4,238
                                                                                                                            285,752
Athletic Footwear - 0.2%
               100    NIKE, Inc. - Class B                                                                                    8,168
               200    Reebok International, Ltd.                                                                             11,314
                                                                                                                             19,482
Automotive - Medium and Heavy Duty Trucks - 0.5%
             1,200    Oshkosh Truck Corp.                                                                                    51,792
Automotive - Truck Parts and Equipment - Original - 0.2%
               300    Johnson Controls, Inc.                                                                                 18,615
Batteries and Battery Systems - 0.5%
               900    Energizer Holdings, Inc.*                                                                              51,030
Beverages - Non-Alcoholic - 0.9%
               400    Coca-Cola Co.                                                                                          17,276
               600    Pepsi Bottling Group, Inc.                                                                             17,130
             1,200    PepsiCo, Inc.                                                                                          68,052
                                                                                                                            102,458
Beverages - Wine and Spirits - 0.2%
               300    Brown-Forman Corp. - Class B                                                                           17,862
Broadcast Services and Programming - 0.8%
               200    Clear Channel Communications, Inc.                                                                      6,578
             1,180    Discovery Holding Co. - Class A*                                                                       17,039
             2,000    Liberty Global, Inc. - Class A*                                                                        54,160
               800    Liberty Media Corp. - Class A*                                                                          6,440
                                                                                                                             84,217
Building - Residential and Commercial - 2.3%
               600    Hovnanian Enterprises, Inc.*                                                                           30,720
               500    KB Home                                                                                                36,600
               200    Lennar Corp.                                                                                           11,952
                30    M.D.C. Holdings, Inc.                                                                                   2,367
               100    NVR, Inc.*                                                                                             88,495
               100    Standard Pacific Corp.                                                                                  4,151
             1,700    Toll Brothers, Inc.*                                                                                   75,939
                                                                                                                            250,224
Building Products - Air and Heating - 0.3%
               800    American Standard Companies, Inc.                                                                      37,240
Building Products - Cement and Aggregate - 0.3%
               350    Florida Rock Industries, Inc.                                                                          22,432
               100    Martin Marietta Materials, Inc.                                                                         7,846
                                                                                                                             30,278
Cable Television - 1.3%
             1,800    Cablevision Systems New York Group - Class A*                                                          55,206
             2,800    Comcast Corp. - Class A*                                                                               82,264
               100    EchoStar Communications Corp. - Class A*                                                                2,957
                                                                                                                            140,427
Casino Hotels - 1.3%
             1,000    Harrah's Entertainment, Inc.                                                                           65,190
             1,000    MGM Mirage*                                                                                            43,770
               100    Station Casinos, Inc.                                                                                   6,636
               500    Wynn Resorts, Ltd.*                                                                                    22,575
                                                                                                                            138,171
Cellular Telecommunications - 0.9%
               900    Alamosa Holdings, Inc.*                                                                                15,399
               400    N.I.I. Holdings, Inc.*                                                                                 33,780
             2,000    Nextel Partners, Inc. - Class A*                                                                       50,200
                                                                                                                             99,379
Chemicals - Diversified - 0.2%
               300    Dow Chemical Co.                                                                                       12,501
               100    E.I. du Pont de Nemours and Co.                                                                         3,917
                                                                                                                             16,418
Chemicals - Specialty - 0.3%
               100    Chemtura Corp.                                                                                          1,242
             1,100    Ecolab, Inc.                                                                                           35,123
                                                                                                                             36,365
Coal - 0.4%
               100    Arch Coal, Inc.                                                                                         6,750
               100    Massey Energy Company                                                                                   5,107
               400    Peabody Energy Corp.                                                                                   33,740
                                                                                                                             45,597
Commercial Banks - 1.0%
             1,700    Commerce Bancorp, Inc.                                                                                 52,173
             2,100    Synovus Financial Corp.                                                                                58,212
                                                                                                                            110,385
Commercial Services - 0.5%
             2,000    ServiceMaster Co.                                                                                      27,080
               500    Weight Watchers International, Inc.*                                                                   25,790
                                                                                                                             52,870
Commercial Services - Finance - 1.2%
             1,200    Equifax, Inc.                                                                                          41,928
               200    H&R Block, Inc.                                                                                         4,796
             1,600    Moody's Corp.                                                                                          81,728
                                                                                                                            128,452
Computer Aided Design - 0.6%
             1,300    Autodesk, Inc.                                                                                         60,372
Computer Graphics - 0.3%
               700    Pixar*                                                                                                 31,157
Computer Services - 0.6%
               100    CACI International, Inc.*                                                                               6,060
             1,200    Cognizant Technology Solutions Corp.*                                                                  55,908
               100    Reynolds and Reynolds Co.                                                                               2,741
                                                                                                                             64,709
Computers - 1.6%
             2,300    Apple Computer, Inc.*                                                                                 123,303
               800    Dell, Inc.*                                                                                            27,360
               300    IBM Corp.                                                                                              24,066
                                                                                                                            174,729
Computers - Integrated Systems - 0.3%
               100    Diebold, Inc.                                                                                           3,446
               800    NCR Corp.*                                                                                             25,528
                                                                                                                             28,974
Computers - Memory Devices - 0.3%
               100    EMC Corp.*                                                                                              1,294
             2,800    Western Digital Corp.*                                                                                 36,204
                                                                                                                             37,498
Consulting Services - 0.1%
               100    Corporate Executive Board Co.                                                                           7,798
Consumer Products - Miscellaneous - 0.1%
               100    Fortune Brands, Inc.                                                                                    8,133
               200    Spectrum Brands, Inc.*                                                                                  4,710
                                                                                                                             12,843
Containers - Metal and Glass - 0.1%
               200    Ball Corp.                                                                                              7,348
Cosmetics and Toiletries - 2.3%
               200    Colgate-Palmolive Co.                                                                                  10,558
             2,300    Gillette Co.                                                                                          133,860
             1,700    Procter & Gamble Co.                                                                                  101,082
                                                                                                                            245,500
Data Processing and Management - 1.1%
               800    Automatic Data Processing, Inc.                                                                        34,432
               100    Dun & Bradstreet Corp.*                                                                                 6,587
               800    Fair Issac Corp.                                                                                       35,840
               100    Fiserv, Inc.*                                                                                           4,587
               500    Global Payments, Inc.                                                                                  38,860
               100    SEI Investments Co.                                                                                     3,758
                                                                                                                            124,064
Dental Supplies and Equipment - 0.7%
               300    Dentsply International, Inc.                                                                           16,206
             1,400    Patterson Companies, Inc.*                                                                             56,042
                                                                                                                             72,248
Diagnostic Kits - 0.2%
               400    IDEXX Laboratories, Inc.*                                                                              26,752
Dialysis Centers - 1.0%
             1,550    Davita, Inc.*                                                                                          71,409
               750    Renal Care Group, Inc.*                                                                                35,490
                                                                                                                            106,899
Direct Marketing - 0%
               200    Harte-Hanks Communications, Inc.                                                                        5,286
Disposable Medical Products - 0.7%
             1,200    C.R. Bard, Inc.                                                                                        79,236
Distribution/Wholesale - 0.1%
               100    CDW Corp.                                                                                               5,892
               400    Ingram Micro, Inc. - Class A*                                                                           7,416
                                                                                                                             13,308
Diversified Financial Services - 0%
               100    Morgan Stanley Co.*                                                                                     5,394
Diversified Operations - 4.7%
               900    3M Co.                                                                                                 66,024
               100    Carlisle Companies, Inc.                                                                                6,357
             1,100    Danaher Corp.                                                                                          59,213
             9,200    General Electric Co.                                                                                  309,763
               100    ITT Industries, Inc.                                                                                   11,360
               100    Parker Hannifin Corp.                                                                                   6,431
             1,000    Roper Industries, Inc.                                                                                 39,290
                                                                                                                            498,438
Diversified Operations-Commercial Services - 0.2%
               700    ARAMARK Corp.- Class B                                                                                 18,697
Drug Delivery Systems - 0.3%
               700    Hospira, Inc.*                                                                                         28,679
E-Commerce/Services - 0%
               200    Expedia, Inc.*                                                                                          3,962
Electric - Integrated - 0.1%
               100    TXU Corp.                                                                                              11,288
Electric Products - Miscellaneous - 0.2%
               600    AMETEK, Inc.                                                                                           25,782
Electronic Components - Miscellaneous - 0.1%
               400    Jabil Circuit, Inc.*                                                                                   12,368
Electronic Components - Semiconductors - 1.6%
               100    Advanced Micro Devices, Inc.*                                                                           2,520
               600    Agere Systems, Inc.*                                                                                    6,246
               200    Broadcom Corp. - Class A*                                                                               9,382
             2,600    Intel Corp.                                                                                            64,090
               700    MEMC Electronic Materials, Inc.*                                                                       15,953
             1,200    National Semiconductor Corp.                                                                           31,560
               400    QLogic Corp.*                                                                                          13,680
               800    Texas Instruments, Inc.                                                                                27,120
                                                                                                                            170,551
Electronic Connectors - 0.3%
               700    Amphenol Corp. - Class A                                                                               28,238
Electronic Design Automation - 0%
               100    Synopsys, Inc.*                                                                                         1,890
Electronic Parts Distributors - 0%
               200    Avnet, Inc.*                                                                                            4,890
Engineering - Research and Development Services - 0.4%
               700    Jacobs Engineering Group, Inc.*                                                                        47,180
Enterprise Software/Services - 0.6%
             1,400    BMC Software, Inc.*                                                                                    29,540
             3,200    Oracle Corp.*                                                                                          39,648
                                                                                                                             69,188
Entertainment Software - 0.2%
               666    Activision, Inc.*                                                                                      13,620
               100    Electronic Arts, Inc.*                                                                                  5,689
               100    Take-Two Interactive Software, Inc.*                                                                    2,209
                                                                                                                             21,518
Fiduciary Banks - 0.3%
               400    Northern Trust Corp.                                                                                   20,220
               300    State Street Corp.                                                                                     14,676
                                                                                                                             34,896
Filtration and Separations Products - 0.1%
               300    Donaldson Company, Inc.                                                                                 9,159
               100    Pall Corp.                                                                                              2,750
                                                                                                                             11,909
Finance - Consumer Loans - 1.0%
             2,000    SLM Corp.                                                                                             107,280
Finance - Investment Bankers/Brokers - 2.5%
             1,400    Ameritrade Holding Corp.*                                                                              30,072
             3,800    Charles Schwab Corp.                                                                                   54,834
               500    Goldman Sachs Group, Inc.                                                                              60,790
             1,150    Legg Mason, Inc.                                                                                      126,144
                                                                                                                            271,840
Finance - Other Services - 0.3%
               100    Chicago Mercantile Exchange Holdings, Inc.                                                             33,730
Food - Confectionary - 1.8%
             2,200    Hershey Foods Corp.                                                                                   123,882
             1,000    Wm. Wrigley Jr. Co.                                                                                    71,880
                                                                                                                            195,762
Food - Diversified - 1.5%
               600    Campbell Soup Co.                                                                                      17,850
               100    General Mills, Inc.                                                                                     4,820
               900    Kellogg Co.                                                                                            41,517
               900    McCormick & Company, Inc.                                                                              29,367
             3,800    Sara Lee Corp.                                                                                         72,010
                                                                                                                            165,564
Food - Retail - 0.5%
               400    Whole Foods Market, Inc.                                                                               53,780
Food - Wholesale/Distribution - 0.7%
             2,300    Sysco Corp.                                                                                            72,151
Footwear and Related Apparel - 0.1%
               300    Timberland Co. - Class A*                                                                              10,134
Hazardous Waste Disposal - 0.1%
               100    Stericycle, Inc.*                                                                                       5,715
Health Care Cost Containment - 0.1%
               300    McKesson Corp.                                                                                         14,235
Home Decoration Products - 0%
               100    Newell Rubbermaid, Inc.                                                                                 2,265
Hotels and Motels - 0.6%
               700    Hilton Hotels Corp.                                                                                    15,624
               500    Marriott International, Inc. - Class A                                                                 31,500
               300    Starwood Hotels & Resorts Worldwide, Inc.                                                              17,151
                                                                                                                             64,275
Industrial Automation and Robotics - 0.4%
               800    Rockwell Automation, Inc.                                                                              42,320
Industrial Gases - 0%
               100    Praxair, Inc.                                                                                           4,793
Instruments - Scientific - 0%
                68    Fisher Scientific International, Inc.*                                                                  4,219
Insurance Brokers - 0%
               100    Arthur J. Gallagher & Co.                                                                               2,881
Internet Infrastructure Software - 0.1%
               200    F5 Networks, Inc.*                                                                                      8,694
Internet Security - 0.3%
               100    CheckFree Corp.*                                                                                        3,782
               200    McAfee, Inc.*                                                                                           6,284
               837    Symantec Corp.*                                                                                        18,966
                                                                                                                             29,032
Investment Management and Advisory Services - 1.8%
               300    Affiliated Managers Group, Inc.*                                                                       21,726
               100    BlackRock, Inc.                                                                                         8,862
             1,800    Eaton Vance Corp.                                                                                      44,676
             1,200    Franklin Resources, Inc.                                                                              100,752
               400    Nuveen Investments - Class A                                                                           15,756
                                                                                                                            191,772
Life and Health Insurance - 0.5%
               600    AFLAC, Inc.                                                                                            27,180
               400    Prudential Financial, Inc.                                                                             27,024
                                                                                                                             54,204
Linen Supply and Related Items - 0%
               100    Cintas Corp.                                                                                            4,105
Lottery Services - 0.3%
               900    GTECH Holdings Corp.                                                                                   28,854
Machinery - Construction and Mining - 0.3%
               300    Caterpillar, Inc.                                                                                      17,625
               200    Joy Global, Inc.                                                                                       10,092
                                                                                                                             27,717
Machinery - Pumps - 0.1%
               400    Graco, Inc.                                                                                            13,712
Medical - Biomedical and Genetic - 1.7%
               900    Affymetrix, Inc.*                                                                                      41,607
               235    Amgen, Inc.*                                                                                           18,722
               300    Celgene Corp.*                                                                                         16,296
               200    Charles River Laboratories International, Inc.*                                                         8,724
               600    Genentech, Inc.*                                                                                       50,526
               100    Genzyme Corp.*                                                                                          7,164
               400    Invitrogen Corp.*                                                                                      30,092
               400    Protein Design Labs, Inc.*                                                                             11,200
                                                                                                                            184,331
Medical - Drugs - 2.8%
             1,200    Abbott Laboratories                                                                                    50,880
             1,400    Bristol-Myers Squibb Co.                                                                               33,684
               200    Eli Lilly and Co.                                                                                      10,704
               200    Endo Pharmaceuticals Holdings, Inc.*                                                                    5,334
             1,200    Forest Laboratories, Inc.*                                                                             46,764
               500    Merck & Company, Inc.                                                                                  13,605
             4,300    Schering-Plough Corp.                                                                                  90,515
               900    Wyeth                                                                                                  41,643
                                                                                                                            293,129
Medical - Generic Drugs - 1.2%
             1,800    Barr Pharmaceuticals, Inc.*                                                                            98,856
               600    IVAX Corp.*                                                                                            15,816
               600    Mylan Laboratories, Inc.                                                                               11,556
                                                                                                                            126,228
Medical - HMO - 3.7%
               600    Aetna, Inc.                                                                                            51,684
               100    AMERIGROUP Corp.*                                                                                       1,912
                50    Coventry Health Care, Inc.*                                                                             4,301
               600    Health Net, Inc.*                                                                                      28,392
               900    Humana, Inc.*                                                                                          43,092
               500    PacifiCare Health Systems, Inc.*                                                                       39,890
             2,510    UnitedHealth Group, Inc.                                                                              141,062
               300    WellChoice, Inc.*                                                                                      22,770
               800    WellPoint, Inc.*                                                                                       60,656
                                                                                                                            393,759
Medical - Hospitals - 3.1%
             1,000    Community Health Care Corp.*                                                                           38,810
             2,700    HCA, Inc.                                                                                             129,384
             2,900    Health Management Associates, Inc. - Class A                                                           68,063
               800    LifePoint Hospitals, Inc.*                                                                             34,984
               600    Triad Hospitals, Inc.*                                                                                 27,162
               600    Universal Health Services, Inc. - Class B                                                              28,578
                                                                                                                            326,981
Medical - Nursing Homes - 0.3%
               800    Manor Care, Inc.                                                                                       30,728
Medical - Outpatient and Home Medical Care - 0.6%
             1,700    Lincare Holdings, Inc.*                                                                                69,785
Medical - Wholesale Drug Distributors - 0.6%
             1,100    Cardinal Health, Inc.                                                                                  69,784
Medical Information Systems - 0.2%
               200    Cerner Corp.*                                                                                          17,386
               100    IMS Health, Inc.                                                                                        2,517
                                                                                                                             19,903
Medical Instruments - 1.5%
               200    Beckman Coulter, Inc.                                                                                  10,796
               600    Edwards Lifesciences Corp.*                                                                            26,646
             1,200    Guidant Corp.                                                                                          82,668
               500    Medtronic, Inc.                                                                                        26,810
               300    St. Jude Medical, Inc.*                                                                                14,040
                                                                                                                            160,960
Medical Labs and Testing Services - 1.0%
               800    Covance, Inc.*                                                                                         38,392
               500    Laboratory Corporation of America Holdings*                                                            24,355
               900    Quest Diagnostics, Inc.                                                                                45,486
                                                                                                                            108,233
Medical Products - 3.9%
             1,200    Baxter International, Inc.                                                                             47,844
             1,100    Becton, Dickinson and Co.                                                                              57,673
               400    Henry Schein, Inc.*                                                                                    17,048
               100    INAMED Corp.*                                                                                           7,568
             3,100    Johnson & Johnson                                                                                     196,168
               300    Stryker Corp.                                                                                          14,829
               100    Varian Medical Systems, Inc.*                                                                           3,951
             1,000    Zimmer Holdings, Inc.*                                                                                 68,890
                                                                                                                            413,971
Metal Processors and Fabricators - 0.1%
               300    Precision Castparts Corp.                                                                              15,930
Multi-Line Insurance - 0.2%
               100    American International Group, Inc.                                                                      6,196
               500    HCC Insurance Holdings, Inc.                                                                           14,265
                                                                                                                             20,461
Multimedia - 0.8%
               100    E.W. Scripps Co. - Class A                                                                              4,997
             1,200    McGraw-Hill Companies, Inc.                                                                            57,648
             1,600    News Corporation, Inc. - Class A                                                                       24,944
                                                                                                                             87,589
Networking Products - 0%
               200    Cisco Systems, Inc.*                                                                                    3,586
Office Furnishings - Original - 0.4%
               100    Herman Miller, Inc.                                                                                     3,030
               600    HNI, Corp.                                                                                             36,132
                                                                                                                             39,162
Office Supplies and Forms - 0.1%
                23    Acco Brands Corp.*                                                                                        649
               200    Avery Dennison Corp.                                                                                   10,478
                                                                                                                             11,127
Oil - Field Services - 0.9%
               500    Baker Hughes, Inc.                                                                                     29,840
               100    BJ Services Co.                                                                                         3,599
               900    Halliburton Co.                                                                                        61,668
               100    Tidewater, Inc.                                                                                         4,867
                                                                                                                             99,974
Oil and Gas Drilling - 1.1%
               900    Diamond Offshore Drilling, Inc.                                                                        55,125
               400    Helmerich & Payne, Inc.                                                                                24,156
             1,000    Patterson-UTI Energy, Inc.                                                                             36,080
               100    Pride International, Inc.*                                                                              2,851
                                                                                                                            118,212
Oil Companies - Exploration and Production - 1.7%
               300    Chesapeake Energy Corp.                                                                                11,475
               100    Denbury Resources, Inc.*                                                                                5,044
               500    EOG Resources, Inc.                                                                                    37,450
               200    Murphy Oil Corp.                                                                                        9,974
               100    Newfield Exploration Co.*                                                                               4,910
               100    Noble Energy, Inc.                                                                                      4,690
               700    Plains Exploration & Production Co.*                                                                   29,974
               150    Quicksilver Resources, Inc.*                                                                            7,169
               100    Range Resources Corp.                                                                                   3,861
               100    Southwestern Energy Co.*                                                                                7,340
             1,421    XTO Energy, Inc.                                                                                       64,399
                                                                                                                            186,286
Oil Field Machinery and Equipment - 0.2%
               300    National-Oilwell Varco, Inc.*                                                                          19,740
               100    Smith International, Inc.                                                                               3,331
                                                                                                                             23,071
Oil Refining and Marketing - 0.6%
               800    Sunoco, Inc.                                                                                           62,560
Pharmacy Services - 2.5%
               741    Caremark Rx, Inc.*                                                                                     36,998
               400    Express Scripts, Inc. - Class A*                                                                       24,880
             3,325    Medco Health Solutions, Inc.*                                                                         182,310
               400    Omnicare, Inc.                                                                                         22,492
                                                                                                                            266,680
Pipelines - 0.6%
               400    Kinder Morgan, Inc.                                                                                    38,464
               200    Questar Corp.                                                                                          17,624
               100    Western Gas Resources, Inc.                                                                             5,123
               200    Williams Companies, Inc.                                                                                5,010
                                                                                                                             66,221
Power Converters and Power Supply Equipment - 0.6%
             2,700    American Power Conversion Corp.                                                                        69,930
Property and Casualty Insurance - 0.6%
               100    Markel Corp.*                                                                                          33,050
               200    Philadelphia Consolidated Holding Corp.*                                                               16,980
               100    Progressive Corp.                                                                                      10,477
               100    W. R. Berkley Corp.                                                                                     3,948
                                                                                                                             64,455
Publishing - Books - 0%
               100    John Wiley & Sons, Inc. - Class A                                                                       4,174
Publishing - Periodicals - 0.1%
               300    Dex Media, Inc.                                                                                         8,337
Racetracks - 0.1%
               400    Penn National Gaming, Inc.*                                                                            12,444
Radio - 0.1%
               300    Westwood One, Inc.                                                                                      5,967
Real Estate Management/Services - 0.1%
               300    CB Richard Ellis Group, Inc.*                                                                          14,760
Real Estate Operating/Development - 1.0%
               400    Forest City Enterprises, Inc. - Class A                                                                15,240
             1,500    St. Joe Co.                                                                                            93,675
                                                                                                                            108,915
Recreational Vehicles - 0.1%
               200    Polaris Industries, Inc.                                                                                9,910
REIT - Regional Malls - 0.6%
               700    General Growth Properties, Inc.                                                                        31,451
               100    Macerich Co.                                                                                            6,494
               300    Mills Corp.                                                                                            16,524
               200    Simon Property Group, Inc.                                                                             14,824
                                                                                                                             69,293
REIT - Shopping Centers - 0.1%
               200    Federal Realty Investment Trust                                                                        12,186
REIT - Storage - 0.1%
               100    Public Storage, Inc.                                                                                    6,700
REIT - Warehouse and Industrial - 0.1%
               257    ProLogis                                                                                               11,388
Research and Development - 0.3%
               600    Pharmaceutical Product Development, Inc.*                                                              34,506
Respiratory Products - 0.3%
               300    ResMed, Inc.*                                                                                          23,895
               300    Respironics, Inc.*                                                                                     12,654
                                                                                                                             36,549
Retail - Apparel and Shoe - 2.3%
             1,200    Abercrombie & Fitch Co. - Class A                                                                      59,820
               600    American Eagle Outfitters, Inc.                                                                        14,118
             1,500    Chico's FAS, Inc.*                                                                                     55,200
               700    Foot Locker, Inc.                                                                                      15,358
               900    Nordstrom, Inc.                                                                                        30,888
             2,800    Ross Stores, Inc.                                                                                      66,360
               300    Urban Outfitters, Inc.*                                                                                 8,820
                                                                                                                            250,564
Retail - Arts and Crafts - 0.1%
               400    Michaels Stores, Inc.                                                                                  13,224
Retail - Auto Parts - 0.8%
             1,200    Advance Auto Parts, Inc.*                                                                              46,416
               400    AutoZone, Inc.*                                                                                        33,300
               100    O'Reilly Automotive, Inc.*                                                                              2,818
                                                                                                                             82,534
Retail - Automobile - 0.1%
               500    CarMax, Inc.*                                                                                          15,635
Retail - Bookstore - 0%
               100    Barnes & Noble, Inc.*                                                                                   3,770
Retail - Building Products - 0.1%
               200    Lowe's Companies, Inc.                                                                                 12,880
Retail - Discount - 0.3%
               100    Dollar General Corp.                                                                                    1,834
               400    Family Dollar Stores, Inc.                                                                              7,948
               100    Target Corp.                                                                                            5,193
               200    TJX Companies, Inc.                                                                                     4,096
               300    Wal-Mart Stores, Inc.                                                                                  13,146
                                                                                                                             32,217
Retail - Drug Store - 0.8%
             1,200    CVS Corp.                                                                                              34,812
             1,200    Walgreen Co.                                                                                           52,140
                                                                                                                             86,952
Retail - Major Department Stores - 0.5%
               800    J.C. Penney Company, Inc.                                                                              37,936
               300    Saks, Inc.*                                                                                             5,550
               100    Sears Holdings Corp.*                                                                                  12,442
                                                                                                                             55,928
Retail - Pet Food and Supplies - 0%
               100    PETsMART, Inc.                                                                                          2,178
Retail - Regional Department Stores - 0.4%
               600    Kohl's Corp.*                                                                                          30,108
               100    Neiman Marcus Group, Inc. - Class A                                                                     9,995
                                                                                                                             40,103
Retail - Restaurants - 3.4%
               200    Applebee's International, Inc.                                                                          4,138
               600    Brinker International, Inc.*                                                                           22,536
               400    CBRL Group, Inc.                                                                                       13,464
             1,300    Cheesecake Factory, Inc.*                                                                              40,612
             2,000    Darden Restaurants, Inc.                                                                               60,740
               800    Outback Steakhouse, Inc.                                                                               29,280
               500    Panera Bread Co. - Class A*                                                                            25,590
             1,100    Sonic Corp.*                                                                                           30,085
             1,400    Starbucks Corp.*                                                                                       70,140
               400    Wendy's International, Inc.                                                                            18,060
               800    Yum! Brands, Inc.                                                                                      38,728
                                                                                                                            353,373
Savings/Loan/Thrifts - 0.2%
               200    Golden West Financial Corp.                                                                            11,878
               461    Hudson City Bancorp, Inc.                                                                               5,486
                                                                                                                             17,364
Schools - 0.5%
               800    ITT Educational Services, Inc.*                                                                        39,480
               300    Laureate Education, Inc.*                                                                              14,691
                                                                                                                             54,171
Semiconductor Components/Integrated Circuits - 0%
               100    Linear Technology Corp.                                                                                 3,759
Semiconductor Equipment - 0%
               100    Lam Research Corp.*                                                                                     3,047
Soap and Cleaning Preparations - 0.2%
               600    Church & Dwight Company, Inc.                                                                          22,164
Super-Regional Banks - 0.1%
               100    Fifth Third Bancorp                                                                                     3,673
               100    Wells Fargo & Co.                                                                                       5,857
                                                                                                                              9,530
Telecommunication Equipment - 0%
               100    Harris Corp.                                                                                            4,180
Telecommunication Equipment - Fiber Optics - 0.1%
               800    Corning, Inc.*                                                                                         15,464
Telephone - Integrated - 0.4%
               431    ALLTEL Corp.                                                                                           28,062
               633    Sprint Nextel Corp.                                                                                    15,053
               100    Telephone and Data Systems, Inc.                                                                        3,900
                                                                                                                             47,015
Tobacco - 1.7%
             2,100    Altria Group, Inc.                                                                                    154,791
               700    UST, Inc.                                                                                              29,302
                                                                                                                            184,093
Tools - Hand Held - 0.3%
               400    Black & Decker Corp.                                                                                   32,836
Toys - 0.2%
               900    Marvel Entertainment, Inc.*                                                                            16,083
               600    Mattel, Inc.                                                                                           10,008
                                                                                                                             26,091
Transportation - Services - 1.3%
               500    C.H. Robinson Worldwide, Inc.                                                                          32,060
               200    Expeditors International of Washington, Inc.                                                           11,356
               100    FedEx Corp.                                                                                             8,713
             1,300    United Parcel Service, Inc. - Class B                                                                  89,869
                                                                                                                            141,998
Water - 0%
               100    Aqua America Inc.                                                                                       3,802
Web Hosting/Design - 0.4%
             1,000    Macromedia, Inc.*                                                                                      40,670
Web Portals/Internet Service Providers - 0.3%
               100    Google, Inc. - Class A*                                                                                31,646
Wireless Equipment - 1.2%
             1,530    American Tower Corp. - Class A*                                                                        38,174
               400    Crown Castle International Corp.*                                                                       9,852
               200    Motorola, Inc.                                                                                          4,418
             1,800    QUALCOMM, Inc.                                                                                         80,550
                                                                                                                            132,994
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,992,969) - 100%                                                                   $     10,835,866
-----------------------------------------------------------------------------------------------------------------------------------

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities

United States                      $   10,835,866              100.0%
Total                              $   10,835,866              100.0%
                                   ==============              =====

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

Janus Aspen Small Company Value Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.9%
Apparel Manufacturers - 1.2%
             6,011    Quiksilver, Inc.*                                                                            $         86,859
Building - Mobile Home and Manufactured Homes - 2.1%
             7,679    Fleetwood Enterprises, Inc.*                                                                           94,452
             1,747    Thor Industries, Inc.                                                                                  59,398
                                                                                                                            153,850
Building and Construction - Miscellaneous - 1.3%
             4,691    Dycom Industries, Inc.*                                                                                94,852
Building Products - Lighting Fixtures - 1.6%
             2,464    Genlyte Group, Inc.*                                                                                  118,469
Capacitators - 0.5%
             3,979    KEMET Corp.*                                                                                           33,344
Chemicals - Diversified - 0.9%
             1,152    FMC Corp.*                                                                                             65,917
Chemicals - Specialty - 0.9%
             1,983    Cabot Corp.                                                                                            65,459
Collectibles - 1.4%
             3,058    RC2 Corp.*                                                                                            103,238
Commercial Banks - 16.4%
             2,620    1st Source Corp.                                                                                       60,653
             1,350    BancFirst Corp.                                                                                       114,749
             3,667    Bank of Granite Corp.                                                                                  69,820
             2,775    Camden National Corp.                                                                                 104,533
             4,085    Community Bank System, Inc.                                                                            92,321
               581    First Citizens BancShares, Inc. - Class A                                                              99,147
             3,503    First Commonwealth Financial Corp.                                                                     46,695
             2,798    First Financial Corp.                                                                                  75,546
             2,085    First of Long Island Corp.                                                                             93,471
             2,194    Omega Financial Corp.                                                                                  61,498
             3,010    Peoples Bancorp, Inc.                                                                                  83,166
             2,767    Simmons First National Corp. - Class A                                                                 78,915
             2,794    TriCo Bancshares                                                                                       60,127
             1,098    UMB Financial Corp.                                                                                    72,117
             3,329    Washington Trust Bancorp, Inc.                                                                         90,516
                                                                                                                          1,203,274
Commercial Services - 2.0%
             4,426    Steiner Leisure, Ltd.*                                                                                150,351
Computer Services - 1.0%
             1,236    CACI International, Inc.*                                                                              74,902
Consulting Services - 1.6%
             4,663    FTI Consulting, Inc.*                                                                                 117,787
Distribution/Wholesale - 0.8%
             1,232    United Stationers, Inc.*                                                                               58,964
Electric - Integrated - 0.8%
             1,889    Otter Tail Corp.                                                                                       58,446
Electronic Components - Miscellaneous - 0.7%
             3,156    Plexus Corp.*                                                                                          53,936
Electronic Components - Semiconductors - 0.8%
             3,952    Zoran Corp.*                                                                                           56,514
Entertainment Software - 1.0%
             3,369    Take-Two Interactive Software, Inc.*                                                                   74,421

Environmental Consulting and Engineering - 0.7%
             3,141    TRC Companies, Inc.*                                                                                   49,000
Food - Canned - 0.9%
             6,458    Del Monte Foods Co.*                                                                                   69,294
Food - Diversified - 1.5%
             1,933    J & J Snack Foods Corp.                                                                               111,727
Food - Retail - 3.1%
             6,005    Ruddick Corp.                                                                                         138,416
             2,243    Weis Markets, Inc.                                                                                     89,742
                                                                                                                            228,158
Footwear and Related Apparel - 0.1%
               312    Deckers Outdoor Corp.*                                                                                  7,507
Gas - Distribution - 1.2%
             1,377    Atmos Energy Corp.                                                                                     38,900
             1,810    Piedmont Natural Gas Company, Inc.                                                                     45,558
                                                                                                                             84,458
Human Resources - 1.4%
            13,078    Spherion Corp.*                                                                                        99,393
Internet Applications Software - 3.5%
             7,756    Interwoven, Inc.*                                                                                      63,367
            13,923    Stellent, Inc.*                                                                                       119,319
             4,597    Vignette Corp.*                                                                                        73,138
                                                                                                                            255,824
Machinery - General Industrial - 3.8%
             5,060    Applied Industrial Technologies, Inc.                                                                 181,552
             4,033    Stewart & Stevenson Services, Inc.                                                                     96,187
                                                                                                                            277,739
Medical - Drugs - 1.1%
             8,064    Ligand Pharmaceuticals, Inc. - Class B*                                                                81,741
Medical - Nursing Homes - 1.6%
             3,868    Kindred Healthcare, Inc.*                                                                             115,266
Medical Instruments - 1.2%
             2,803    Datascope Corp.                                                                                        86,949
Medical Labs and Testing Services - 1.5%
             2,338    Covance, Inc.*                                                                                        112,201
Medical Products - 1.2%
             1,188    Cooper Companies, Inc.                                                                                 91,013
Multi-Line Insurance - 1.3%
             2,899    American Financial Group, Inc.                                                                         98,363
Non-Ferrous Metals - 1.2%
             2,269    RTI International Metals, Inc.*                                                                        89,285
Office Furnishings - Original - 1.9%
             2,289    HNI, Corp.                                                                                            137,844
Oil - Field Services - 2.2%
             5,146    Tetra Technologies, Inc.*                                                                             160,658
Oil and Gas Drilling - 1.8%
             1,541    Atwood Oceanics, Inc.*                                                                                129,768
Oil Companies - Exploration and Production - 4.9%
             1,803    Forest Oil Corp.*                                                                                      93,936
             1,061    Houston Exploration Co.*                                                                               71,352
             2,220    Plains Exploration & Production Co.*                                                                   95,060
             2,757    St. Mary Land & Exploration Co.                                                                       100,906
                                                                                                                            361,254
Oil Field Machinery and Equipment - 0.7%
             1,789    Maverick Tube Corp.*                                                                                   53,670
Paper and Related Products - 1.3%
             1,128    Bowater, Inc.                                                                                          31,889
             2,177    Louisiana-Pacific Corp.                                                                                60,281
                                                                                                                             92,170
Printing - Commercial - 1.6%
             8,275    Bowne & Company, Inc.                                                                                 118,250

REIT - Health Care - 0.8%
             2,500    Nationwide Health Properties, Inc.                                                                     58,250
REIT - Office Property - 3.3%
               800    Alexandria Real Estate Equities, Inc.                                                                  66,152
             1,340    Kilroy Realty Corp.                                                                                    75,080
             1,508    SL Green Realty Corp.                                                                                 102,816
                                                                                                                            244,048
REIT - Regional Malls - 1.2%
             2,885    Taubman Centers, Inc.                                                                                  91,455
REIT - Shopping Centers - 1.9%
             3,475    Acadia Realty Trust                                                                                    62,515
             1,164    Pan Pacific Retail Properties, Inc.                                                                    76,708
                                                                                                                            139,223
REIT - Warehouse and Industrial - 1.2%
             3,507    First Potomac Realty Trust                                                                             90,130
REIT - Single Tenant - 0.7%
             3,225    Trustreet Properties, Inc.                                                                             50,471
Research and Development - 0.8%
               973    Pharmaceutical Product Development, Inc.*                                                              55,957
Retail - Bookstore - 1.1%
             2,128    Barnes & Noble, Inc.*                                                                                  80,226
Retail - Computer Equipment - 0.7%
             1,718    GameStop Corp. - Class B*                                                                              48,774
Retail - Jewelry - 0.8%
             2,161    Zale Corp.*                                                                                            58,736
Retail - Restaurants - 0.9%
             1,983    CBRL Group, Inc.                                                                                       66,748
Savings/Loan/Thrifts - 4.7%
             2,853    First Defiance Financial Corp.                                                                         78,258
             2,166    FirstFed Financial Corp.*                                                                             116,551
             2,568    Parkvale Financial Corp.                                                                               69,978
             2,855    Provident Financial Holdings, Inc.                                                                     80,083
                                                                                                                            344,870
Telecommunication Equipment - Fiber Optics - 0.4%
            16,195    Optical Communication Products, Inc.*                                                                  30,447
Water - 1.8%
             3,928    American States Water Co.                                                                             131,431
Wire and Cable Products - 0.9%
             3,483    Belden CDT, Inc.                                                                                       67,675
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,340,574)                                                                                      7,040,556
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 4.1%
    $      300,000    Commerzbank Capital Markets Corp., 3.93%
                         dated 9/30/05, maturing 10/3/05
                         to be repurchased at $300,098
                         collateralized by $404,557
                         in U.S. Government Agencies
                         4.00% - 5.208%, 10/1/18 - 6/1/35
                         with a value of $306,000
                         (cost $300,000)                                                                                    300,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,640,574) - 100%                                                                   $      7,340,556
===================================================================================================================================

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Bahamas                            $      150,351                2.0%
United States++                         7,190,205               98.0
Total                              $    7,340,556              100.0%
                                   ==============              =====

++    Includes Short-Term Securities (93.9% Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

*                 Non-income-producing security.

Janus Aspen Worldwide Growth Portfolio

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.8%
Advertising Agencies - 0.9%
         1,404,777    Interpublic Group of Companies, Inc.*,#                                                      $     16,351,604
Advertising Services - 1.9%
         3,265,518    WPP Group PLC                                                                                      33,233,454
Apparel Manufacturers - 1.1%
         1,685,124    Burberry Group PLC                                                                                 12,839,946
            30,807    Hermes International#                                                                               7,275,495
                                                                                                                         20,115,441
Audio and Video Products - 0.9%
           486,102    Sony Corp.                                                                                         15,972,168
Automotive - Cars and Light Trucks - 1.3%
         1,969,066    Nissan Motor Company, Ltd.                                                                         22,479,823
Beverages - Wine and Spirits - 2.8%
         3,454,153    Diageo PLC                                                                                         49,653,145
Broadcast Services and Programming - 1.3%
           517,770    Liberty Global, Inc. - Class A*                                                                    14,021,211
           314,750    Liberty Global, Inc. - Class C*                                                                     8,104,813
                                                                                                                         22,126,024
Cable Television - 1.1%
           643,984    EchoStar Communications Corp. - Class A*,#                                                         19,042,607
Cellular Telecommunications - 2.1%
        13,989,070    Vodafone Group PLC                                                                                 36,393,887
Chemicals - Specialty - 2.8%
            29,734    Givaudan S.A.#                                                                                     19,040,969
           291,365    Syngenta A.G.*                                                                                     30,497,051
                                                                                                                         49,538,020
Commercial Banks - 1.0%
           204,467    UBS A.G.                                                                                           17,373,891
Computers - 1.0%
           492,315    Dell, Inc.*                                                                                        16,837,173
Distribution/Wholesale - 1.1%
         2,684,000    Esprit Holdings, Ltd.                                                                              20,067,678
Diversified Minerals - 2.0%
           825,323    Companhia Vale do Rio Doce (ADR)#                                                                  36,198,667
Diversified Operations - 6.2%
           462,660    Louis Vuitton Moet Hennessy S.A.#                                                                  38,144,914
         1,468,094    Smiths Group PLC                                                                                   24,832,478
         1,675,580    Tyco International, Ltd. (U.S. Shares)                                                             46,664,902
                                                                                                                        109,642,294
Diversified Operations-Commercial Services - 2.2%
        13,366,549    Rentokil Initial PLC                                                                               38,959,049
E-Commerce/Products - 2.1%
           833,453    Amazon.com, Inc.*,#                                                                                37,755,421
E-Commerce/Services - 6.1%
           464,070    eBay, Inc.*                                                                                        19,119,684
         1,980,490    Expedia, Inc.*                                                                                     39,233,506
         1,980,490    IAC/InterActiveCorp*,#                                                                             50,205,421
                                                                                                                        108,558,611
Electronic Components - Miscellaneous - 4.1%
         2,330,596    Koninklijke (Royal) Philips Electronics N.V.                                                       61,930,747
           421,671    Koninklijke (Royal) Philips Electronics N.V. (U.S. Shares)#                                        11,250,182
                                                                                                                         73,180,929
Finance - Investment Bankers/Brokers - 5.5%
           680,774    Citigroup, Inc.                                                                                    30,988,832
         1,972,153    JP Morgan Chase & Co.                                                                              66,915,152
                                                                                                                         97,903,984
Finance - Mortgage Loan Banker - 1.0%
           753,462    Housing Development Finance Corporation, Ltd.                                                      17,821,335
Health Care Cost Containment - 3.0%
         1,102,860    McKesson Corp.#                                                                                    52,330,707
Insurance Brokers - 6.1%
         2,869,482    Willis Group Holdings, Ltd.                                                                       107,749,049
Investment Companies - 0.2%
           146,426    RHJ International*                                                                                  3,519,644
Medical - Drugs - 0.7%
            93,000    Roche Holding A.G.                                                                                 12,916,766
Medical - HMO - 3.2%
         1,021,170    UnitedHealth Group, Inc.#                                                                          57,389,754
Medical - Hospitals - 0.7%
           500,330    Health Management Associates, Inc. - Class A#                                                      11,742,745
Money Center Banks - 0.9%
         1,151,180    ICICI Bank, Ltd.*                                                                                  15,723,147
Multimedia - 3.9%
           526,903    Vivendi Universal S.A.#                                                                            17,199,310
         2,127,100    Walt Disney Co.                                                                                    51,326,923
                                                                                                                         68,526,233
Oil Companies - Integrated - 1.4%
            88,465    Total S.A. - Class B#                                                                              24,145,666
Petrochemicals - 1.9%
         1,848,486    Reliance Industries, Ltd.                                                                          33,369,893
Property and Casualty Insurance - 3.2%
             3,550    Millea Holdings, Inc.                                                                              56,915,081
Publishing - Books - 0.9%
         1,791,165    Reed Elsevier PLC                                                                                  16,570,235
Reinsurance - 2.0%
            12,914    Berkshire Hathaway, Inc. - Class B*                                                                35,268,134
Soap and Cleaning Preparations - 1.2%
           700,144    Reckitt Benckiser PLC                                                                              21,326,878
Television - 6.0%
        10,777,936    British Sky Broadcasting Group PLC                                                                106,551,311
Toys - 1.0%
         1,034,774    Mattel, Inc.                                                                                       17,260,030
Transportation - Services - 1.0%
           244,995    United Parcel Service, Inc. - Class B                                                              16,936,504
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,299,433,610)                                                                              1,517,446,982
-----------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.5%
        80,000,000    Janus Institutional Cash Reserves Fund, 3.66% (cost $80,000,000)                                   80,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.3%
        93,038,158    State Street Navigator Securities Lending Prime Portfolio+ (cost $93,038,158)                      93,038,158
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 0.4%
    $    6,700,000    Banc of America Securities LLC, 4.02%
                        dated 9/30/05, maturing 10/3/05
                        to be repurchased at $6,702,245
                        collateralized by $56,814,475
                        in U.S. Government Agencies
                        0% - 14.314%, 6/15/18 - 8/25/35
                        with a value of $6,834,000
                        (cost $6,700,000)                                                                                 6,700,000
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 4.0%
        71,100,000    Societe Generale, ETD, 4.00%, 10/3/05 (cost $71,100,000)                                           71,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,550,271,768) - 100%                                                               $  1,768,285,140
===================================================================================================================================

                        Geographic Summary of Investments
                         September 30, 2005 (unaudited)

Country                                 Value        % of Investment Securities
Belgium                            $    3,519,644                0.2%
Bermuda                               174,481,629                9.9
Brazil                                 36,198,667                2.0
France                                 86,765,385                5.0
India                                  66,914,375                3.8
Japan                                  95,367,072                5.4
Netherlands                            73,180,929                4.1
Switzerland                            79,828,677                4.5
United Kingdom                        340,360,383               19.2
United States++                       811,668,379               45.9
Total                              $1,768,285,140              100.0%
                                   ==============              =====

++ Includes Short-Term Securities and Other Securities (31.7% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

ETD               Euro Time Deposit

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income-producing security.

# Loaned security, a portion or all of the security is on loan as of September 30, 2005.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, securities lending arrangements, when-issued securities and/or securities with extended settlement dates as of September 30, 2005 are noted below.

Portfolio                                                    Aggregate Value
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                         $93,038,158
--------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for Janus Aspen Balanced Portfolio, Janus Aspen Core Equity Portfolio, Janus Aspen Flexible Bond Portfolio (formerly named Janus Aspen Flexible Income Portfolio), Janus Aspen Foreign Stock Portfolio, Janus Aspen Forty Portfolio (formerly named Janus Aspen Capital Appreciation Portfolio), Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Janus Aspen Growth and Income Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Large Cap Growth Portfolio (formerly named Janus Aspen Growth Portfolio), Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Risk-Managed Core Portfolio, Janus Aspen Risk-Managed Growth Portfolio, Janus Aspen Small Company Value Portfolio and Janus Aspen Worldwide Growth Portfolio (collectively the "Portfolios" and individually the "Portfolio"). The Portfolios are part of Janus Aspen Series (the "Trust").

Investment Valuation

Securities are valued at the last sale price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign). Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolios' Trustees. Short-term securities with maturities of 60 days or less for which market quotations are not readily available are valued on the basis of amortized cost, which approximates market value. Investments held by the Janus Aspen Money Market Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Portfolios are identified between the closing of their principal markets and time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Portfolios' Trustees. The Portfolios may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase Agreements held by a Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Portfolios may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Portfolios may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Portfolios will not have the right to vote on securities while they are being lent, however, the Portfolios may attempt to call back the loan and vote the proxy. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit or such other collateral permitted by the Securities and Exchange Commission ("SEC").

The lending agent may also invest the cash collateral in the State Street Navigator Securities Lending Prime Portfolio or investments in unaffiliated money market funds or accounts, mutually agreed to by the Portfolios and the lending agent that complies with Rule 2a-7 of the 1940 Act relating to money market funds.

As of September 30, 2005, the following Portfolios had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                                   Value at
  Portfolio                                                   September 30, 2005
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                  $339,917,740
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                              61,253,852
--------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                                      24,940,272
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                           9,361,161
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                           7,570,513
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                       43,035,684
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                           35,375,055
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                             67,497,225
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                           90,042,839
--------------------------------------------------------------------------------

As of September 30, 2005, the following Portfolios received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                              Cash Collateral at
  Portfolio                                                   September 30, 2005
--------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                    $347,263,567
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                                62,498,226
--------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                                        25,499,958
--------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio                             9,614,492
--------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                             7,740,485
--------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                         44,526,245
--------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                             36,202,475
--------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                               69,073,685
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                             93,038,158
--------------------------------------------------------------------------------

As of September 30, 2005, all cash collateral received by the Portfolios was invested in the State Street Navigator Securities Lending Prime Portfolio.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities which are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the respective securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

During the quarter ended September 30, 2005, there were no such securities lending agreements for Janus Aspen Core Equity Portfolio, Janus Aspen Foreign Stock Portfolio, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Mid Cap Value Portfolio, Janus Aspen Money Market Portfolio, Janus Aspen Risk-Managed Core Portfolio, Janus Aspen Risk-Managed Growth Portfolio and Janus Aspen Small Company Value Portfolio.

Futures Contracts

All Portfolios except Janus Aspen Money Market Portfolio may enter into futures contracts. The Portfolios intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Portfolios' custodian.

Mortgage Dollar Rolls

Janus Aspen Flexible Bond Portfolio may enter into "mortgage dollar rolls." In a "mortgage dollar rolls" transaction, the Portfolio sells a mortgage-related security (such as a Government National Mortgage Association ("GNMA") security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. The Portfolio will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Portfolio's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high grade debt obligations equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account. To the extent that the Portfolio collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. Successful use of mortgage dollar rolls depends on the Portfolio's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Portfolio are required to purchase may decline below the agreed upon repurchase price.

The average monthly balance of dollar rolls outstanding during the quarter ended September 30, 2005 was $8,418,741 for Janus Aspen Flexible Bond Portfolio. At September 30, 2005, Janus Aspen Flexible Bond Portfolio did not hold any outstanding mortgage dollar rolls.

Securities Traded on a To-Be-Announced Basis

Janus Aspen Flexible Bond Portfolio may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA, Federal National Mortgage Association ("FNMA") and/or Federal Home Loan Mortgage Corporation ("FHLMC") transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At September 30, 2005, Janus Aspen Flexible Bond Portfolio did not hold TBA securities.

Forward Currency Transactions

All Portfolios except Janus Aspen Money Market Portfolio may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Portfolios are fully collateralized by other securities, which are denoted (if applicable) in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Bank Loans

Janus Aspen Flexible Bond Portfolio may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a lender or financial institution. Assignments and participations involve credit risk and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which a Portfolio invests generally are readjusted every 45-60 days, on average, to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR").

A Portfolio may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, a Portfolio may be unable to sell assignments or participations at the desired time or only at a price less than fair market value.

The average daily value of borrowings outstanding under bank loan arrangements and the related weighted average rate range during the quarter ended September 30, 2005 are noted in the table below.

--------------------------------------------------------------------------------
Portfolio                              Average Daily             Rates
                                           Value
--------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio       $137,303                0.0%*
--------------------------------------------------------------------------------
*Unfunded as of September 30, 2005.

Foreign Currency Translations

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at September 30, 2005. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at September 30, 2005, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Portfolios may engage in "short sales against the box." Short sales against the box involve selling either a security that the Portfolios own, or a security equivalent in kind and amount to the security sold short that the Portfolios have the right to obtain, for delivery at a specified date in the future. The Portfolios may enter into a short sale against the box in anticipation of an expected decline in the market price of that security. If the value of the securities sold short increases prior to the scheduled delivery date, the Portfolios lose the opportunity to participate in the gain.

All Portfolios except Janus Aspen Flexible Bond Portfolio and Janus Aspen Money Market Portfolio may also engage in "naked" short sales. Naked short sales involve the Portfolio selling a security it does not own to a purchaser at a specified price. To complete the transaction, the Portfolio must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. Although the potential for gain is limited to the difference between the price at which the Portfolio sold the security short and the cost of borrowing the security, its potential for loss could be unlimited because there is no limit to the replacement cost of the borrowed security. There is no assurance that the Portfolio will be able to close out a short position at any particular time. A gain or a loss will be recognized upon termination of a short sale. There is no limit on the size of any loss that the Portfolio may recognize upon termination of a short sale.

Additional Investment Risk

All Portfolios except Janus Aspen Money Market Portfolio may invest in lower-rated debt securities that have a higher risk of default or loss of value because of changes in the economy, or political environment, or adverse developments specific to the issuer.

Options Contracts

All Portfolios except Janus Aspen Money Market Portfolio may buy or write put and call options on futures contracts or foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized and on portfolio securities for hedging purposes or as a substitute for an investment. The Portfolios generally invest in options to hedge against adverse movements in the value of portfolio holdings. Janus Aspen Risk-Managed Core Portfolio and Janus Aspen Risk-Managed Growth Portfolio may use options contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

Securities designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Portfolios may be party to an interfund lending agreement between the Portfolio and other Janus Capital sponsored mutual funds, which permit them to borrow or lend cash, at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of a borrowing Portfolio's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured. During the quarter ended September 30, 2005, there were no outstanding borrowing or lending arrangements for the Portfolios.

Money Market Investing

The Portfolios may invest in money market funds, including funds managed by Janus Capital. During the quarter ended September 30, 2005, the following Portfolios had the following affiliated purchases and sales:

                                                       Purchases                Sales             Dividend               Value
                                                     Shares/Cost          Shares/Cost               Income          at 9/30/05
-------------------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Reserves Fund
Janus Aspen Balanced Portfolio                       $40,000,000          $40,000,000              $53,852         $        --
Janus Aspen Worldwide Growth Portfolio               130,000,000           50,000,000            1,837,405          80,000,000
-------------------------------------------------------------------------------------------------------------------------------
                                                    $170,000,000          $90,000,000           $1,891,257         $80,000,000

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of September 30, 2005, the Portfolio's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

------------------------------------------------------------------------------------------------------------------------------
                                                                            Unrealized         Unrealized    Net Appreciation/
                                                 Federal Tax Cost         Appreciation      (Depreciation)     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                     $2,288,652,966         $298,928,774       $(38,984,906)        $259,943,868
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Core Equity Portfolio                      11,114,631            2,536,207           (224,900)           2,311,307
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio                   379,069,169            1,864,601         (4,001,823)          (2,137,222)
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Foreign Stock Portfolio                    12,741,920            3,715,546            (98,972)           3,616,574
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio                           748,186,647          356,555,486         (3,179,717)         353,375,769
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio             26,572,213            9,747,314           (597,092)           9,150,222
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio               131,935,108           48,887,005        (12,272,132)          36,614,873
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                79,244,883           22,108,636         (2,913,119)          19,195,517
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio            827,769,556          374,413,208        (11,252,402)         363,160,806
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Large Cap Growth Portfolio                755,502,966          202,347,515        (15,046,920)         187,300,595
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                  588,343,490          273,961,005        (12,378,829)         261,582,176
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Value Portfolio                    44,681,139            7,300,844         (1,311,049)           5,989,795
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio                     12,343,917                   --                 --                   --
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed Core Portfolio                15,415,876            2,113,170           (493,139)           1,620,031
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Risk-Managed Growth Portfolio               9,999,303            1,110,014           (273,451)             836,563
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Small Company Value Portfolio               6,664,380              906,683           (230,507)             676,176
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio              1,553,329,385          246,076,301        (31,120,546)         214,955,755
------------------------------------------------------------------------------------------------------------------------------

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral with the Portfolios' custodian sufficient to cover the purchase price. As of September 30, 2005, the Portfolios were not invested in when-issued securities, except for Janus Aspen Balanced Portfolio and Janus Aspen Flexible Bond Portfolio.

Initial Public Offerings

All Portfolios except Janus Aspen Money Market Portfolio may invest in initial public offerings ("IPOs"). The Portfolio's performance may be significantly affected, positively or negatively, by investments in IPOs.

Restricted Securities Transactions

Restricted securities held by the Portfolios may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolios to sell a security at a fair price and may substantially delay the sale of the security which the Portfolios seek to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
--------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

(a) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Aspen Series
By:      _/s/ Girard C. Miller_______
        Girard C. Miller,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date: November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Girard C. Miller________
        Girard C. Miller,
        President and Chief Executive Officer of Janus Aspen Series (Principal Executive Officer)

Date:  November 29, 2005

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Aspen Series
        (Principal Accounting Officer and Principal Financial Officer)

Date:  November 29, 2005